================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-21145

              ---------------------------------------------------

                           SPDR(R) INDEX SHARES FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         STATE STREET FINANCIAL CENTER
                               ONE LINCOLN STREET
                          BOSTON, MASSACHUSETTS 02110
--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

 (Name and Address of Agent for Service)                  Copy to:

 James E. Ross                               Ryan Louvar
 President                                   Vice President and Senior Counsel
 SSgA Funds Management Inc.                  State Street Bank and Trust Company
 State Street Financial Center               4 Copley Place, 5th Floor
 One Lincoln Street                          Boston, MA 02116
 Boston, MA 02111

Registrant's telephone number, including area code: (866) 787-2257

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

DJ STOXX 50(R) ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------
COMMON STOCKS -- 99.4%
FINLAND -- 2.2%
Nokia Oyj....................         96,963   $  2,366,408
                                               ------------
FRANCE -- 13.6%
AXA..........................         45,020      1,337,764
BNP Paribas SA...............         21,741      1,970,977
France Telecom SA............         48,455      1,428,383
Sanofi-Aventis...............         26,099      1,744,733
Societe Generale.............         14,111      1,229,240
Suez SA......................         30,295      2,063,901
Total SA.....................         54,027      4,613,625
                                               ------------
TOTAL FRANCE.................                    14,388,623
                                               ------------
GERMANY -- 13.7%
Allianz SE...................         11,542      2,034,901
BASF AG......................         24,136      1,666,364
Daimler AG...................         22,735      1,407,015
Deutsche Bank AG.............         13,532      1,169,421
Deutsche Telekom AG..........         75,953      1,244,544
E.ON AG......................         16,119      3,254,535
SAP AG.......................         22,619      1,185,299
Siemens AG...................         22,026      2,447,260
                                               ------------
TOTAL GERMANY................                    14,409,339
                                               ------------
ITALY -- 6.5%
Assicurazioni Generali SpA...         29,773      1,143,169
Eni SpA......................         62,016      2,315,711
Intesa Sanpaolo SpA..........        228,227      1,304,387
UniCredito Italiano SpA......        340,488      2,085,472
                                               ------------
TOTAL ITALY..................                     6,848,739
                                               ------------
LUXEMBOURG -- 2.0%
ArcelorMittal................         21,056      2,083,376
                                               ------------
NETHERLANDS -- 4.3%
Fortis.......................         56,150        899,711
Fortis VVPR Strip (a)........         33,296            524
ING Groep NV.................         51,981      1,658,857
Koninklijke (Royal) Philips
  Electronics NV.............         25,626        872,505
Unilever NV..................         40,473      1,149,718
                                               ------------
TOTAL NETHERLANDS............                     4,581,315
                                               ------------
SPAIN -- 7.1%
Banco Bilbao Vizcaya
  Argentaria SA (b)..........         90,842      1,741,845
Banco Santander Central
  Hispano SA.................        159,603      2,934,567
Telefonica SA................        106,708      2,837,930
                                               ------------
TOTAL SPAIN..................                     7,514,342
                                               ------------
SWEDEN -- 0.8%
Telefonaktiebolaget LM
  Ericsson (Class B).........         76,152        795,024
                                               ------------
SWITZERLAND -- 13.2%
Credit Suisse Group..........         26,262      1,209,197
Nestle SA....................        100,320      4,546,212
Novartis AG..................         62,465      3,449,496
Roche Holding AG.............         17,929      3,238,696
UBS AG.......................         70,960      1,493,601
                                               ------------
TOTAL SWITZERLAND............                    13,937,202
                                               ------------
UNITED KINGDOM -- 36.0%
Anglo American PLC...........         34,811      2,442,780
AstraZeneca PLC..............         37,145      1,583,454
Barclays PLC.................        167,476        971,576
BHP Billiton PLC.............         57,579      2,200,143
BP PLC.......................        480,569      5,578,225
BT Group PLC.................        196,966        783,591
Diageo PLC...................         65,143      1,197,913
GlaxoSmithKline PLC..........        136,767      3,029,437
HBOS PLC.....................         96,548        530,320
HSBC Holdings PLC............        306,512      4,732,110
Lloyds TSB Group PLC.........        145,390        899,148
Rio Tinto PLC................         25,460      3,044,711
Royal Bank of Scotland Group
  PLC........................        411,846      1,762,215
Royal Dutch Shell PLC (Class
  A).........................         90,596      3,730,471
Tesco PLC....................        200,217      1,471,519
Vodafone Group...............      1,355,981      4,024,968
                                               ------------
TOTAL UNITED KINGDOM.........                    37,982,581
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $118,591,916)........                   104,906,949
                                               ------------
RIGHTS -- 0.0% (e)
UNITED KINGDOM -- 0.0% (e)
Barclays PLC
  (expiring 7/17/08) (a)(f)..         35,887          6,785
HBOS PLC (expiring 7/18/08)
  (a)........................         38,619          8,262
                                               ------------
TOTAL RIGHTS --
   (Cost $0).................                        15,047
                                               ------------
SHORT TERM INVESTMENTS -- 3.1%
UNITED STATES -- 3.1%
MONEY MARKET FUNDS -- 3.1%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)...........        919,481        919,481
STIC Prime Portfolio.........      2,315,741      2,315,741
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $3,235,222)..........                     3,235,222
                                               ------------
TOTAL INVESTMENTS -- 102.5%
  (Cost $121,827,138)........                   108,157,218
OTHER ASSETS AND
  LIABILITIES -- (2.5)%......                    (2,623,320)
                                               ------------
NET ASSETS -- 100.0%.........                  $105,533,898
                                               ============




   (a) Non-income producing security.

   (b) Security, or portion thereof, was on loan as of June 30, 2008.

   (c) Affiliated Fund managed by SSgA Funds Management, Inc.

   (d) Investments of cash collateral for securities loaned.

   (e) Amount shown represents less than 0.05% of net assets.

   (f) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.

DJ STOXX 50(R) ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
JUNE 30, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Banks.................................       23.6%
Oil & Gas.............................       15.4
Health Care...........................       12.4
Telecommunications....................        9.8
Basic Resources.......................        9.3
Food & Beverage.......................        6.5
Insurance.............................        5.9
Utilities.............................        5.0
Technology............................        4.1
Industrial Goods......................        2.3
Chemicals.............................        1.6
Automobiles & Parts...................        1.4
Retail................................        1.3
Personal & Household Goods............        0.8
Short Term Investments................        3.1
Other Assets & Liabilities............       (2.5)
                                            -----
TOTAL.................................      100.0%
                                            =====




* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

DJ EURO STOXX 50(R) ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.6%
FINLAND -- 3.4%
Nokia Oyj...................         441,860   $ 10,783,712
                                               ------------
FRANCE -- 32.3%
Air Liquide SA (b)..........          30,272      4,000,184
Alcatel-Lucent (a)(b).......         268,935      1,635,561
AXA (b).....................         205,152      6,096,066
BNP Paribas SA..............          99,070      8,981,404
Carrefour SA................          73,169      4,145,520
Cie de Saint-Gobain.........          35,272      2,208,463
Credit Agricole SA (b)......         120,652      2,467,410
France Telecom SA...........         220,806      6,509,039
Groupe Danone (b)...........          55,364      3,890,402
L'Oreal SA (b)..............          28,671      3,121,426
LVMH Moet Hennessy Louis
  Vuitton SA................          29,935      3,140,185
Renault SA (b)..............          23,150      1,900,294
Sanofi-Aventis (b)..........         118,928      7,950,407
Schneider Electric SA.......          28,499      3,080,699
Societe Generale (b)........          64,311      5,602,270
Suez SA.....................         138,043      9,404,425
Total SA (b)................         246,160     21,020,786
Vinci SA (b)................          56,842      3,492,739
Vivendi Universal SA........         135,441      5,142,797
                                               ------------
TOTAL FRANCE................                    103,790,077
                                               ------------
GERMANY -- 28.3%
Allianz SE..................          52,587      9,271,301
BASF AG (b).................         109,978      7,592,947
Bayer AG....................          88,856      7,484,243
Daimler AG..................         103,603      6,411,742
Deutsche Bank AG (b)........          61,667      5,329,195
Deutsche Boerse AG..........          22,656      2,559,022
Deutsche Telekom AG.........         346,195      5,672,654
E.ON AG.....................          73,449     14,829,848
Muenchener
  Rueckversicherungs-
  Gesellschaft AG...........          23,989      4,205,168
RWE AG......................          48,000      6,067,506
SAP AG (b)..................         103,078      5,401,575
Siemens AG..................         100,364     11,151,222
Volkswagen AG (b)...........          16,711      4,825,582
                                               ------------
TOTAL GERMANY...............                     90,802,005
                                               ------------
ITALY -- 11.9%
Assicurazioni Generali SpA..         135,680      5,209,590
Enel SpA....................         497,208      4,731,591
Eni SpA.....................         282,575     10,551,502
Intesa Sanpaolo SpA.........       1,040,014      5,944,000
Telecom Italia SpA..........       1,187,210      2,394,251
UniCredito Italiano SpA.....       1,551,456      9,502,591
                                               ------------
TOTAL ITALY.................                     38,333,525
                                               ------------
LUXEMBOURG -- 2.9%
ArcelorMittal...............          95,948      9,493,531
                                               ------------
NETHERLANDS -- 7.1%
Aegon NV....................         153,560      2,035,454
Fortis......................         255,886      4,100,149
Fortis VVPR Strip (a).......         129,370          2,038
ING Groep NV (b)............         236,858      7,558,794
Koninklijke (Royal) Philips
  Electronics NV............         116,789      3,976,389
Unilever NV (b).............         185,434      5,267,663
                                               ------------
TOTAL NETHERLANDS...........                     22,940,487
                                               ------------
SPAIN -- 13.7%
Banco Bilbao Vizcaya
  Argentaria SA (b).........         413,936      7,936,993
Banco Santander Central
  Hispano SA (b)............         727,218     13,371,116
Iberdrola SA (b)............         455,434      6,106,427
Repsol YPF SA (b)...........          91,926      3,625,195
Telefonica SA...............         486,209     12,930,866
                                               ------------
TOTAL SPAIN.................                     43,970,597
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $369,160,805).......                    320,113,934
                                               ------------
SHORT TERM INVESTMENTS -- 6.1%
UNITED STATES -- 6.1%
MONEY MARKET FUNDS -- 6.1%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........       8,343,252      8,343,252
STIC Prime Portfolio........      11,059,441     11,059,441
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $19,402,693)........                     19,402,693
                                               ------------
TOTAL INVESTMENTS -- 105.7%
  (Cost $388,563,498).......                    339,516,627
OTHER ASSETS AND
  LIABILITIES -- (5.7)%.....                    (18,257,903)
                                               ------------
NET ASSETS -- 100.0%........                   $321,258,724
                                               ============




   (a) Non-income producing security.

   (b) Security, or portion thereof, was on loan at June 30, 2008.

   (c) Affiliated Fund managed by SSgA Funds Management. Inc.

   (d) Investments of cash collateral for securities loaned.

DJ EURO STOXX 50(R) ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
JUNE 30, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Banks.................................       19.7%
Utilities.............................       12.8
Oil & Gas.............................       11.0
Insurance.............................       10.7
Telecommunications....................        8.6
Chemicals.............................        5.9
Technology............................        5.5
Industrial Goods & Services...........        4.4
Automobiles & Parts...................        4.1
Personal & Household Goods............        3.2
Basic Resources.......................        2.9
Food & Beverage.......................        2.8
Health Care...........................        2.5
Construction & Materials..............        1.8
Media.................................        1.6
Retail................................        1.3
Financial Services....................        0.8
Short Term Investments................        6.1
Other Assets & Liabilities............       (5.7)
                                            -----
TOTAL.................................      100.0%
                                            =====




* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR(R) S&P(R) EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------
COMMON STOCKS -- 91.4%
CHINA -- 35.5%
Agile Property Holdings,
  Ltd. ......................        564,188   $    492,017
Air China, Ltd. .............        481,414        237,081
Aluminum Corp. of China,
  Ltd. ......................        488,304        562,986
Angang Steel Co., Ltd. ......        207,244        415,687
Anhui Conch Cement Co., Ltd.
  (a)........................        111,750        747,393
Baidu.com ADR (a)............          4,020      1,258,099
Bank of China, Ltd. .........      2,140,382        952,507
Bank of Communications Co.,
  Ltd. ......................        667,723        781,834
China CITIC Bank.............        591,385        331,436
China Construction Bank
  Corp. .....................      3,248,768      2,616,530
China COSCO Holdings Co.,
  Ltd. ......................        453,132      1,106,469
China Life Insurance Co.,
  Ltd. ......................        741,708      2,596,827
China Mengniu Dairy Co.,
  Ltd. ......................        152,390        431,913
China Merchants Bank Co.,
  Ltd. ......................        286,669        900,729
China Merchants Holdings
  International Co., Ltd. ...        152,744        590,607
China Mobile, Ltd. ..........        475,136      6,385,966
China Oilfield Services,
  Ltd. ......................        720,557      1,293,730
China Overseas Land &
  Investment, Ltd. ..........        455,043        718,970
China Petroleum & Chemical
  Corp. .....................      1,837,462      1,720,238
China Resources Enterprise...        188,746        538,586
China Shenhua Energy Co.,
  Ltd. ......................        376,556      1,477,741
China Shipping Container
  Lines Co., Ltd. ...........      1,935,339        757,015
China Shipping Development
  Co., Ltd. .................        305,215        915,944
China Telecom Corp., Ltd. ...      1,799,930        978,743
China Unicom, Ltd. ..........        374,172        694,844
CNOOC, Ltd. .................      1,789,470      3,079,813
COSCO Pacific, Ltd. .........        227,331        372,595
Ctrip.com International, Ltd.
  ADR (b)....................         11,821        541,165
Denway Motors, Ltd. .........        880,205        339,780
Dongfeng Motor Group Co.,
  Ltd. ......................        644,763        257,990
Focus Media Holding, Ltd. ADR
  (a)(b).....................         10,809        299,625
Guangzhou R&F Properties Co.,
  Ltd. ......................        274,976        512,751
Huaneng Power International,
  Inc. ......................        614,472        426,331
Industrial & Commercial Bank
  of China...................      2,882,180      1,970,134
Jiangsu Expressway Co. ......        570,060        467,163
Jiangxi Copper Co., Ltd. ....        264,578        519,150
Lenovo Group, Ltd. ..........        911,703        617,355
Maanshan Iron & Steel........        454,971        264,320
NetEase.com ADR (a)(b).......         16,611        361,954
PetroChina Co., Ltd. ........      2,187,379      2,833,302
Ping An Insurance Group Co.
  of China, Ltd. ............        139,364      1,036,635
Samling Global, Ltd. ........        552,707         86,477
Semiconductor Manufacturing
  International Corp. (a)....      3,341,837        190,718
Shanghai Electric Group Co.,
  Ltd. ......................        799,179        391,521
SINA Corp. (a)(b)............          6,681        284,277
Sinopec Shanghai
  Petrochemical Co., Ltd. ...        581,252        199,778
Suntech Power Holdings Co.,
  Ltd. ADR (a)(b)............         12,745        477,428
Tencent Holdings, Ltd. ......         96,994        750,083
Tingyi Cayman Islands Holding
  Corp. .....................        302,383        373,837
Yanzhou Coal Mining Co.,
  Ltd. ......................        342,882        637,617
Zijin Mining Group Co.,
  Ltd. ......................        511,790        435,164
                                               ------------
TOTAL CHINA..................                    47,230,855
                                               ------------
INDIA -- 16.4%
Apollo Hospitals Enterprise,
  Ltd. ......................         31,770        361,820
Bharat Heavy Electricals,
  Ltd. ......................         21,313        680,134
Bharti Airtel, Ltd. (a)......        101,196      1,693,460
Cipla, Ltd. .................         84,566        412,757
HDFC Bank, Ltd. .............         27,332        635,894
Hero Honda Motors, Ltd. .....         30,694        488,678
Hindustan Lever, Ltd. .......        156,610        749,471
Hindustan Zinc, Ltd. ........         18,082        221,061
Housing Development Finance
  Corp., Ltd. ...............         26,517      1,191,955
ICICI Bank, Ltd. ADR (b).....         26,395        759,120
Idea Cellular, Ltd. (a)......        241,177        520,191
Indiabulls Financial
  Services, Ltd. ............         31,902        193,154
Indiabulls Securities, Ltd
  (a)........................         21,793         38,901
Indian Hotels Co., Ltd. .....        193,481        344,016
Infosys Technologies, Ltd.
  ADR (b)....................         42,253      1,836,315
ITC, Ltd. ...................        140,727        610,755
Larsen & Toubro, Ltd. GDR....         15,842        814,279
Mahindra & Mahindra, Ltd.
  GDR........................         24,785        275,357
Oil & Natural Gas Corp.,
  Ltd. ......................         40,516        757,115
Reliance Capital, Ltd. ......         14,452        302,039
Reliance Communications,
  Ltd. ......................         95,223        973,919
Reliance Industries, Ltd. GDR
  (c)........................         36,347      3,576,545
Reliance Infrastructure, Ltd.
  (a)........................         34,539        636,232
Satyam Computer Services,
  Ltd. ADR (b)...............         30,434        746,242
Siemens India, Ltd. .........         31,949        284,404
Steel Authority Of India,
  Ltd. ......................        108,845        351,643
Sterlite Industries India,
  Ltd. (a)...................         20,850        337,283
Suzlon Energy, Ltd. .........         64,490        323,612
Tata Consultancy Services,
  Ltd. ......................         21,620        432,902
Tata Motors, Ltd. ...........         34,977        345,502
Unitech, Ltd. ...............         55,986        227,718
Wipro, Ltd. ADR (b)..........         32,937        401,173
Zee Entertainment
  Enterprises, Ltd. .........         59,016        267,475
                                               ------------
TOTAL INDIA..................                    21,791,122
                                               ------------
INDONESIA -- 3.6%
Astra International Tbk PT...        334,220        697,802
Bank Central Asia Tbk PT.....      2,072,296        556,283
Bank Rakyat Indonesia PT.....        983,648        544,100
Bumi Resources Tbk PT........      1,713,464      1,523,905
Indosat Tbk PT...............        730,248        534,618
Perusahaan Gas Negara PT.....        292,628        412,599
Telekomunikasi Indonesia Tbk
  PT.........................        760,094        601,810
                                               ------------
TOTAL INDONESIA..............                     4,871,117
                                               ------------
MALAYSIA -- 7.2%
Bintulu Port Holdings Bhd....        367,706        708,966
Bursa Malaysia Bhd...........        125,607        286,388
Carlsberg Brewery Bhd........        869,903      1,032,968
Genting Bhd..................        373,300        639,780
IJM Corp. Bhd................        291,500        490,666
IOI Corp. Bhd................        468,740      1,068,742
Lingkaran Trans Kota Holdings
  Bhd........................        837,000        814,586
Malaysian Airline System Bhd
  (a)........................        341,433        323,930
Malaysian Plantations Bhd....        665,100        563,834
Naim Cendera Holding Bhd.....        500,113        535,699
Sarawake Energy Bhd..........        789,266        719,820
Star Publications Malaysia
  Bhd........................        883,500        946,366
Tan Chong Motor Holdings
  Bhd........................      1,970,000      1,091,262
Uchi Technologies Bhd........        634,500        390,312
                                               ------------
TOTAL MALAYSIA...............                     9,613,319
                                               ------------

SPDR(R) S&P(R) EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------
PHILIPPINES -- 0.8%
Ayala Land, Inc. ............      2,104,758   $    450,065
Philippine Long Distance
  Telephone Co. .............         10,714        571,557
                                               ------------
TOTAL PHILIPPINES............                     1,021,622
                                               ------------
TAIWAN -- 24.4%
Acer, Inc. ..................        229,080        451,322
Advanced Semiconductor
  Engineering, Inc. .........        526,012        473,104
Asia Cement Corp. ...........        287,040        430,281
Asustek Computer, Inc. ......        237,780        647,074
AU Optronics Corp. ADR (b)...         75,797      1,200,624
Catcher Technology Co.,
  Ltd. ......................         58,900        167,853
Cathay Financial Holding Co.,
  Ltd. ......................        356,000        774,092
Chang Hwa Commercial Bank....        907,000        645,445
Chi Mei Optoelectronics Corp.
  GDR........................          8,444         97,106
Chi Mei Optoelectronics Corp.
  GDR........................         37,771        434,366
Chi Mei Optoelectronics Corp.
  GDR........................          8,432         96,968
China Development Financial
  Holding Corp. .............      1,057,930        426,964
China Steel Chemical Corp. ..        286,550        827,939
China Steel Corp. ...........        614,500        948,484
Chinatrust Financial Holding
  Co., Ltd. (a)..............        657,000        634,207
Chunghwa Picture Tubes, Ltd.
  (a)........................      1,031,000        270,038
Chunghwa Telecom Co., Ltd. ..        244,181        631,510
Compal Electronics, Inc. ....        468,780        506,572
Delta Electronics, Inc. .....        142,650        397,125
Epistar Corp. ...............         54,100         97,673
Everlight Electronics Co.,
  Ltd. ......................         47,478        122,633
Far Eastern Textile Co.,
  Ltd. ......................        428,200        557,945
First Financial Holding Co.,
  Ltd........................        513,360        563,203
Formosa Chemicals & Fibre
  Corp. .....................        239,000        470,866
Formosa Plastics Corp. ......        348,000        839,245
Foxconn Technology Co.,
  Ltd. ......................         65,950        305,274
Fubon Financial Holding Co.,
  Ltd. ......................        486,000        496,359
High Tech Computer Corp. ....         46,300      1,037,262
Hon Hai Precision Industry
  Co., Ltd. .................        328,000      1,615,524
Hua Nan Financial Holdings
  Co., Ltd. .................        452,000        413,238
King Yuan Electronics Co.,
  Ltd. ......................        800,895        348,296
Largan Precision Co., Ltd. ..         16,080        205,549
Lite-On Technology Corp. ....        203,272        204,591
Macronix International.......        453,163        198,566
MediaTek, Inc. ..............         78,850        909,218
Mega Financial Holding Co.,
  Ltd. ......................        613,000        484,697
Motech Industries, Inc. .....         23,850        185,438
Nan Ya Plastics Corp. .......        372,000        790,498
Novatek Microelectronics
  Corp., Ltd. ...............         48,239        140,173
Polaris Securities Co., Ltd.
  (a)........................      2,067,183      1,239,506
Powerchip Semiconductor
  Corp. .....................        930,638        264,907
Powertech Technology, Inc. ..        121,450        426,133
ProMOS Technologies, Inc. ...        960,000        185,972
Quanta Computer, Inc. .......        311,020        481,598
Realtek Semiconductor
  Corp. .....................         70,625        144,726
Shin Kong Financial Holding
  Co., Ltd. .................        435,958        290,849
Siliconware Precision
  Industries Co. ............        266,085        392,294
SinoPac Financial Holdings
  Co., Ltd. .................        781,000        338,357
Tainan Enterprises...........        490,826        523,119
Taishin Financial Holdings
  Co., Ltd. (a)..............        644,000        274,760
Taiwan Cement Corp. .........        368,210        497,368
Taiwan Semiconductor
  Manufacturing Co., Ltd. ADR
  (a)(b).....................        400,126      4,365,375
Tatung Co., Ltd. (a).........        533,000        215,111
Tripod Technology Corp. .....         89,380        223,502
Uni-President Enterprises
  Corp. .....................        360,900        433,988
United Microelectronics Corp.
  ADR (b)....................        267,682        781,631
Via Technologies, Inc. (a)...        327,000        230,009
Walsin Lihwa Corp. ..........      1,270,000        458,159
Wistron Corp. ...............        177,294        253,502
Yageo Corp. .................      1,454,000        449,809
                                               ------------
TOTAL TAIWAN.................                    32,517,997
                                               ------------
THAILAND -- 3.5%
Advanced Info Service PCL....        211,823        586,021
Bangkok Expressway PCL.......        805,865        392,870
Electricity Generating PCL...        170,996        432,157
IRPC PCL.....................      1,360,039        165,149
Kasikornbank PCL.............        298,598        634,080
PTT Exploration & Production
  PCL........................        182,205      1,051,759
PTT PCL......................        113,936      1,029,121
Thai Oil PCL.................        212,791        330,945
                                               ------------
TOTAL THAILAND...............                     4,622,102
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $140,833,272)........                   121,668,134
                                               ------------
PREFERRED STOCKS -- 0.0% (d)
MALAYSIA -- 0.0% (d)
Malaysian Airline System Bhd
  (Cost $11,093).............         37,333          8,798
                                               ------------
WARRANTS -- 0.0% (d)
CHINA -- 0.0% (d)
China Overseas Land &
  Investment, Ltd. (expiring
  8/27/08)(a) (Cost $0)......          7,920          1,117
                                               ------------
SHORT TERM INVESTMENTS -- 7.9%
UNITED STATES -- 7.9%
MONEY MARKET FUNDS -- 7.9%
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f)...........      5,146,235      5,146,235
STIC Prime Portfolio.........      5,396,733      5,396,733
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $10,542,968).........                    10,542,968
                                               ------------
TOTAL INVESTMENTS -- 99.3%
  (Cost $151,387,333)........                   132,221,017
OTHER ASSETS AND
  LIABILITIES -- 0.7%........                       861,290
                                               ------------
NET ASSETS -- 100.0%.........                  $133,082,307
                                               ============




   (a) Non-income producing security.

   (b) Security, or portion thereof, was on loan at June 30, 2008.

   (c) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security which represents 2.9% of net assets as of June 30, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

   (d) Amount shown is less than 0.05%.

   (e) Affiliated Fund managed by SSgA Funds Management, Inc.

   (f) Investments of cash collateral for securities loaned.

   ADR = American Depositary Receipt

   GDR = Global Depositary Receipt

At June 30, 2008, Open Futures Contracts Purchased were as follows:

                     EXPIRATION              AGGREGATE               UNREALIZED
FUTURES                 DATE     CONTRACTS  FACE VALUE     VALUE    DEPRECIATION
-------              ----------  ---------  ----------  ----------  ------------
MSCI Taiwan Stock
  Index............   7/31/2008     278     $8,247,992  $7,992,500    $(255,492)

SPDR(R) S&P(R) EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
JUNE 30, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Oil, Gas & Consumable Fuels...........       13.7%
Commercial Banks......................       11.3
Wireless Telecommunication Services...        8.6
Semiconductors & Semiconductor
  Equipment...........................        6.9
Electronic Equipment & Instruments....        4.6
Computers & Peripherals...............        3.6
Insurance.............................        3.4
Metals & Mining.......................        3.0
IT Services...........................        2.6
Transportation Infrastructure.........        2.5
Automobiles...........................        2.4
Chemicals.............................        2.4
Real Estate Management & Development..        2.2
Marine................................        2.1
Diversified Telecommunication
  Services............................        2.1
Internet Software & Services..........        2.0
Electrical Equipment..................        1.8
Food Products.........................        1.7
Construction Materials................        1.3
Hotels, Restaurants & Leisure.........        1.1
Media.................................        1.1
Electric Utilities....................        1.0
Energy Equipment & Services...........        1.0
Capital Markets.......................        1.0
Diversified Financial Services........        1.0
Thrifts & Mortgage Finance............        0.9
Beverages.............................        0.8
Health Care Providers & Services......        0.7
Independent Power Producers & Energy
  Traders.............................        0.6
Industrial Conglomerates..............        0.6
Household Products....................        0.6
Airlines..............................        0.4
Distributors..........................        0.4
Textiles, Apparel & Luxury Goods......        0.4
Construction & Engineering............        0.4
Pharmaceuticals.......................        0.3
Gas Utilities.........................        0.3
Machinery.............................        0.3
Leisure Equipment & Products..........        0.2
Paper & Forest Products...............        0.1
Short Term Investments................        7.9
Other Assets and liabilities..........        0.7
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------

COMMON STOCKS -- 98.7%
CHINA -- 98.7%
AIR FREIGHT & LOGISTICS -- 0.1%
Sinotrans, Ltd. ............         856,000   $    210,777
                                               ------------
AIRLINES -- 0.3%
Air China, Ltd. ............         822,000        404,809
                                               ------------
AUTOMOBILES -- 0.9%
Brilliance China Automotive
  Holdings, Ltd. (a)........       1,006,000        122,566
Denway Motors, Ltd. ........       1,872,000        722,636
Dongfeng Motor Group Co.,
  Ltd. .....................       1,132,000        452,948
                                               ------------
                                                  1,298,150
                                               ------------
BEVERAGES -- 0.2%
Tsingtao Brewery Co.,
  Ltd. .....................         138,000        281,046
                                               ------------
BIOTECHNOLOGY -- 0.1%
American Oriental
  Bioengineering, Inc.
  (a)(c)....................          18,090        178,548
                                               ------------
CHEMICALS -- 0.7%
China Bluechemical, Ltd. ...         706,000        488,929
Sinofert Holdings, Ltd. ....         352,000        273,115
Sinopec Shanghai
  Petrochemical Co., Ltd. ..         912,000        313,456
                                               ------------
                                                  1,075,500
                                               ------------
COMMERCIAL BANKS -- 16.6%
Bank of China, Ltd. ........       7,588,000      3,376,791
Bank of Communications Co.,
  Ltd. .....................       1,793,000      2,099,416
China CITIC Bank............         522,393        292,769
China Construction Bank
  Corp. ....................      10,947,000      8,816,621
China Merchants Bank Co.,
  Ltd. .....................         832,000      2,614,188
Industrial & Commercial Bank
  of China..................      11,020,000      7,532,796
                                               ------------
                                                 24,732,581
                                               ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.0% (b)
Bio-Treat Technology,
  Ltd. .....................              15              3
                                               ------------
COMMUNICATIONS EQUIPMENT -- 0.4%
AAC Acoustic Technology
  Holdings, Inc. (a)........         274,000        229,111
ZTE Corp. ..................          89,280        428,226
                                               ------------
                                                    657,337
                                               ------------
COMPUTERS & PERIPHERALS -- 0.8%
Lenovo Group, Ltd. .........       1,268,000        858,619
TPV Technology, Ltd. .......         540,000        281,169
                                               ------------
                                                  1,139,788
                                               ------------
CONSTRUCTION & ENGINEERING -- 1.6%
China Communications
  Construction Co., Ltd. ...       1,208,394      2,067,339
China Railway Construction
  Corp.  (a)................         250,500        353,385
                                               ------------
                                                  2,420,724
                                               ------------
CONSTRUCTION MATERIALS -- 1.0%
Anhui Conch Cement Co., Ltd.
  (a).......................         138,000        922,956
China National Building
  Material Co., Ltd. .......         318,000        611,738
                                               ------------
                                                  1,534,694
                                               ------------
DISTRIBUTORS -- 1.0%
China Resources Enterprise..         412,000      1,175,641
Xinyu Hengdeli Holdings,
  Ltd. .....................         664,907        249,848
                                               ------------
                                                  1,425,489
                                               ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.8%
China Communications
  Services Corp., Ltd. .....         449,369        327,916
China Netcom Group
  Corp. -- Hong Kong,
  Ltd. .....................         457,000      1,245,439
China Telecom Corp., Ltd. ..       4,748,000      2,581,808
                                               ------------
                                                  4,155,163
                                               ------------
ELECTRICAL EQUIPMENT -- 2.0%
Byd Co., Ltd. ..............         251,900        323,054
Dongfang Electrical
  Machinery Co., Ltd. ......          46,600        136,858
Harbin Power Equipment......         228,000        330,416
Shanghai Electric Group Co.,
  Ltd. (a)..................       1,234,000        604,541
Suntech Power Holdings Co.,
  Ltd. ADR (a)(c)...........          41,479      1,553,803
                                               ------------
                                                  2,948,672
                                               ------------
ENERGY EQUIPMENT & SERVICES -- 0.9%
China Oilfield Services,
  Ltd. .....................         730,000      1,310,685
                                               ------------
FOOD PRODUCTS -- 2.3%
Chaoda Modern Agriculture...         601,475        759,032
China Foods, Ltd. ..........           1,339            618
China Huiyuan Juice Group,
  Ltd. .....................         242,448        152,357
China Mengniu Dairy Co.,
  Ltd. .....................         331,000        938,140
China Milk Products Group,
  Ltd. .....................         327,000        173,290
China Yurun Food Group,
  Ltd. .....................         262,000        430,761
People's Food Holdings,
  Ltd. .....................         274,000        207,721
Tingyi Cayman Islands
  Holding Corp. ............         640,000        791,233
                                               ------------
                                                  3,453,152
                                               ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.3%
China Medical Technologies,
  Inc. ADR (c)..............           8,124        401,326
                                               ------------
HOTELS, RESTAURANTS & LEISURE -- 1.0%
China Travel International
  Investment Hong Kong,
  Ltd. .....................         912,000        246,788
Ctrip.com International,
  Ltd. ADR (c)..............          19,837        908,138
Shanghai Jin Jiang
  International Hotels Group
  Co., Ltd. ................       1,220,000        275,372
                                               ------------
                                                  1,430,298
                                               ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.9%
China Power International
  Development, Ltd. ........         799,000        223,383
China Resources Power
  Holdings Co. .............         366,000        891,830
Datang International Power
  Generation Co., Ltd. .....       1,222,000        725,604
Huadian Power International
  Co. ......................         730,000        192,858
Huaneng Power International,
  Inc. .....................       1,224,000        849,232
                                               ------------
                                                  2,882,907
                                               ------------
INDUSTRIAL CONGLOMERATES -- 0.4%
Shanghai Industrial
  Holdings, Ltd. ...........         200,000        587,372
                                               ------------

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
INSURANCE -- 8.6%
China Insurance
  International Holdings
  Co., Ltd. ................         228,000   $    543,870
China Life Insurance Co.,
  Ltd. .....................       2,366,000      8,283,708
PICC Property & Casualty
  Co., Ltd. ................         858,000        569,987
Ping An Insurance Group Co.
  of China, Ltd. ...........         455,500      3,388,159
                                               ------------
                                                 12,785,724
                                               ------------
INTERNET SOFTWARE & SERVICES -- 3.9%
Baidu.com ADR (a)(c)........           6,289      1,968,206
NetEase.com ADR (a)(c)......          45,016        980,899
SINA Corp. (a)(c)...........          14,536        618,507
Sohu.com, Inc. (a)(c).......           9,726        685,099
Tencent Holdings, Ltd. .....         206,600      1,597,699
                                               ------------
                                                  5,850,410
                                               ------------
IT SERVICES -- 0.1%
Travelsky Technology,
  Ltd. .....................         320,000        210,530
                                               ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Li Ning Co., Ltd. ..........         260,500        601,350
                                               ------------
MACHINERY -- 0.3%
China Infrastructure
  Machinery Holdings,
  Ltd. .....................             574            534
Guangzhou Shipyard
  International Co., Ltd. ..          46,000        117,987
Weichai Power Co., Ltd. ....          65,000        279,258
                                               ------------
                                                    397,779
                                               ------------
MARINE -- 3.0%
China COSCO Holdings Co.,
  Ltd. .....................         880,875      2,150,942
China Shipping Container
  Lines Co., Ltd. ..........       1,527,500        597,487
China Shipping Development
  Co., Ltd. ................         502,000      1,506,493
Yangzijiang Shipbuilding
  Holdings, Ltd. ...........         445,000        278,401
                                               ------------
                                                  4,533,323
                                               ------------
MEDIA -- 0.5%
Focus Media Holding, Ltd.
  ADR (a)(c)................          29,561        819,431
                                               ------------
METALS & MINING -- 3.2%
Aluminum Corp. of China,
  Ltd. .....................       1,182,000      1,362,776
Angang Steel Co., Ltd. .....         431,720        865,937
Hunan Non-Ferrous Metal
  Corp., Ltd. ..............         548,000        139,153
Jiangxi Copper Co., Ltd. ...         514,000      1,008,561
Maanshan Iron & Steel.......         684,000        397,376
Zijin Mining Group Co.,
  Ltd. .....................       1,242,500      1,056,470
                                               ------------
                                                  4,830,273
                                               ------------
MULTILINE RETAIL -- 0.5%
Golden Eagle Retail Group,
  Ltd. .....................         228,000        221,642
Parkson Retail Group,
  Ltd. .....................          68,500        499,862
                                               ------------
                                                    721,504
                                               ------------
OIL, GAS & CONSUMABLE FUELS -- 19.8%
China Coal Energy Co. ......       1,143,413      2,000,161
China Petroleum & Chemical
  Corp. ....................       5,622,000      5,263,336
China Shenhua Energy Co.,
  Ltd. .....................       1,052,500      4,130,389
CNOOC, Ltd. ................       4,615,000      7,942,763
CNPC Hong Kong, Ltd. .......         910,000        429,474
PetroChina Co., Ltd. .......       6,514,000      8,437,553
Yanzhou Coal Mining Co.,
  Ltd. .....................         778,000      1,446,755
                                               ------------
                                                 29,650,431
                                               ------------
PAPER & FOREST PRODUCTS -- 0.5%
Citic Resources Holdings,
  Ltd. (a)..................         548,000        233,328
Lee & Man Paper
  Manufacturing, Ltd. ......         134,400        199,942
Nine Dragons Paper Holdings,
  Ltd. .....................         411,000        320,474
                                               ------------
                                                    753,744
                                               ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 3.4%
Agile Property Holdings,
  Ltd. .....................         548,000        477,900
China Overseas Land &
  Investment, Ltd. .........       1,096,000      1,731,684
China Resources Land,
  Ltd. .....................         366,000        506,935
Greentown China Holdings,
  Ltd. .....................         182,500        141,133
Guangzhou Investment Co.,
  Ltd. .....................       1,406,000        212,772
Guangzhou R&F Properties
  Co., Ltd. ................         372,400        694,419
Shanghai Forte Land Co. ....         456,000        129,827
Shenzhen Investment, Ltd. ..         597,254        215,235
Shimao Property Holdings,
  Ltd. .....................         407,500        467,733
Yanlord Land Group, Ltd.
  (c).......................         337,000        458,874
                                               ------------
                                                  5,036,512
                                               ------------
ROAD & RAIL -- 0.2%
Guangshen Railway Co.,
  Ltd. .....................         640,000        291,377
                                               ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.3%
Actions Semiconductor Co.,
  Ltd. ADR (a)..............          35,845        123,665
Semiconductor Manufacturing
  International Corp. (a)...       5,073,000        289,516
                                               ------------
                                                    413,181
                                               ------------
SOFTWARE -- 0.2%
Shanda Interactive
  Entertainment, Ltd. ADR
  (a).......................           9,024        245,002
                                               ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
Ports Design, Ltd. .........         123,000        351,769
Weiqiao Textile Co. ........         274,000        213,298
                                               ------------
                                                    565,067
                                               ------------
TRANSPORTATION INFRASTRUCTURE -- 3.0%
Anhui Expressway Co. .......         356,000        257,956
Beijing Capital
  International Airport Co.,
  Ltd. .....................         640,000        532,687
China Merchants Holdings
  International Co., Ltd. ..         367,857      1,422,374
COSCO Pacific, Ltd. ........         412,000        675,267
Dalian Port PDA Co., Ltd. ..         410,000        228,729
Jiangsu Expressway..........         594,000        486,782
Shenzhen Expressway Co.,
  Ltd. .....................         548,000        320,474
Zhejiang Expressway Co.,
  Ltd. .....................         684,000        527,203
                                               ------------
                                                  4,451,472
                                               ------------
WATER UTILITIES -- 0.2%
Guangdong Investment,
  Ltd. .....................         888,000        359,871
                                               ------------
WIRELESS TELECOMMUNICATION SERVICES -- 14.9%
China Mobile, Ltd. .........       1,534,500     20,624,127
China Unicom, Ltd. .........         912,000      1,693,600
                                               ------------
                                                 22,317,727
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $173,425,862).......                    147,363,729
                                               ------------

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
RIGHTS -- 0.0% (b)
CHINA -- 0.0% (b)
CITIC Resources Holdings,
  Ltd. (expiring 7/7/08)(a)
  (Cost $0).................          79,200   $        813
                                               ------------
WARRANTS -- 0.0% (b)
CHINA -- 0.0% (b)
China Overseas Land &
  Investment, Ltd. (expiring
  8/27/08)(a)
  (Cost $0).................          32,000          4,514
                                               ------------
SHORT TERM INVESTMENTS -- 3.0%
UNITED STATES -- 3.0%
MONEY MARKET FUNDS -- 3.0%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e)..........       4,151,124      4,151,124
STIC Prime Portfolio........         339,868        339,868
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $4,490,992).........                      4,490,992
                                               ------------
TOTAL INVESTMENTS -- 101.7%
  (Cost $177,916,854).......                    151,860,048
OTHER ASSETS AND
  LIABILITIES -- (1.7)%.....                     (2,511,519)
                                               ------------
NET ASSETS -- 100.0%........                   $149,348,529
                                               ============




   (a) Non-income producing security.

   (b) Amount represents less than 0.05% of net assets.

   (c) Security, or portion thereof, was on loan at June 30, 2008.

   (d) Affiliated Fund managed by SSgA Funds Management, Inc.

   (e) Investments of cash collateral for securities loaned.

   ADR = American Depositary Receipt

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMON STOCKS -- 94.7%
ARGENTINA -- 0.7%
Grupo Financiero Galicia SA
  ADR (a)(b)..................          2,421   $    11,984
Telecom Argentina SA ADR
  (a)(b)......................          2,055        29,284
Tenaris SA ADR (b)............          4,363       325,043
                                                -----------
TOTAL ARGENTINA...............                      366,311
                                                -----------
BRAZIL -- 18.3%
Aracruz Celulose SA ADR.......          1,132        83,077
Banco Bradesco SA Preference
  Shares ADR (b)..............         27,239       557,310
Banco do Brasil SA............          6,214       102,167
Banco Itau Holding Financeira
  SA Preference Shares ADR
  (b).........................         27,271       553,874
Bradespar SA Preference
  Shares......................          5,499       151,538
Brasil Telecom Participacoes
  SA ADR (b)..................          1,604       117,685
Braskem SA Preference Shares
  ADR (b).....................          2,275        36,104
Centrais Eletricas Brasileiras
  SA ADR......................          7,275       135,071
Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar ADR (b)..............          1,436        60,973
Companhia de Bebidas das
  Americas Preference Shares
  ADR.........................          3,785       239,780
Companhia de Saneamento Basico
  do Estado de Sao Paulo......          2,888        74,447
Companhia Energetica de Minas
  Gerais ADR (b)..............          6,484       159,182
Companhia Siderurgica Nacional
  SA ADR (b)..................          9,388       416,921
Companhia Vale do Rio Doce
  ADR.........................         35,229     1,051,233
Companhia Vale do Rio Doce
  Preference Shares ADR.......         27,373       980,501
Cosan SA Industria e
  Comercio....................          2,179        37,949
Cyrela Brazil Realty SA.......          6,034        83,994
Cyrela Commercial Properties
  SA Empreendimentos e
  Participacoes...............            426         2,879
Duratex SA Preference Shares..          2,377        50,813
Empresa Brasileira de
  Aeronautica SA..............          9,355        62,759
Gerdau SA ADR (b).............         14,102       338,589
Investimentos Itau SA.........         10,672       115,409
Investimentos Itau SA
  Preference Shares...........         45,977       293,987
Lojas Americanas SA Preference
  Shares......................          6,100        40,270
Lojas Renner SA...............          3,968        79,535
Metalurgica Gerdau SA
  Preference Shares...........          6,856       224,151
Natura Cosmeticos SA..........          3,358        34,836
Perdigao SA ADR (b)...........          1,552        84,584
Petroleo Brasileiro SA ADR....         27,210     1,576,820
Petroleo Brasileiro SA
  Preference Shares ADR.......         20,321     1,439,336
Souza Cruz SA.................          2,204        63,328
Tam SA ADR (b)................          1,731        33,097
Telemig Celular Participacoes
  ADR (b).....................            511        30,405
Tim Participacoes SA ADR (b)..          1,717        48,814
Tractebel Energia SA ADR (c)..            587        44,101
Unibanco -- Uniao de Bancos
  Brasileiros SA GDR..........          2,210       280,515
Usinas Siderurgicas de Minas
  Gerais SA ADR (b)...........          5,450       270,256
Vivo Participacoes SA
  Preference Shares (a).......         14,075        91,061
Votorantim Celulose e Papel SA
  ADR (b).....................          2,808        75,002
Weg SA........................          5,432        68,750
                                                -----------
TOTAL BRAZIL..................                   10,191,103
                                                -----------
CHILE -- 1.6%
Administradora de Fondos de
  Pensiones Caprum SA.........          2,101        59,806
Antarchile SA.................          3,897        64,673
Cementos Bio-Bio SA...........         18,291        39,050
Companhia de
  Telecomunicaciones de Chile
  SA ADR......................          6,530        37,613
Companhia General de
  Electricidad................          8,770        56,420
Empresa Nacional de
  Electricidad SA ADR.........          2,147        91,806
Empresas COPEC SA.............          8,968       112,323
Enersis SA ADR................          5,239        81,624
Farmacias Ahumada SA..........         15,326        43,626
Lan Airlines SA ADR (b).......          3,452        35,348
Parque Arauco SA..............         50,151        44,255
SACI Falabella................         26,958       113,521
Vina Concha y Toro SA ADR
  (b).........................          1,404        47,764
Vina San Pedro SA.............      6,275,099        38,119
                                                -----------
TOTAL CHILE...................                      865,948
                                                -----------
CHINA -- 15.5%
AAC Acoustic Technology
  Holdings, Inc. (a)..........         32,000        26,757
Agile Property Holdings,
  Ltd. .......................         48,000        41,860
Air China, Ltd. ..............         48,000        23,639
Aluminum Corp. of China,
  Ltd. .......................         78,000        89,929
Angang Steel Co., Ltd. .......         18,640        37,388
Anhui Conch Cement Co., Ltd.
  (a).........................         16,000       107,009
Baidu.com ADR (b).............            524       163,991
Bank of China, Ltd. ..........        395,000       175,782
Bank of Communications Co.,
  Ltd. .......................        104,000       121,773
Beijing Capital International
  Airport Co., Ltd. ..........         48,000        39,952
Chaoda Modern Agriculture.....         42,375        53,475
China CITIC Bank..............         68,000        38,110
China Coal Energy Co. ........         59,000       103,208
China Communications
  Construction Co., Ltd. .....         56,000        95,806
China Construction Bank
  Corp. ......................        544,000       438,133
China COSCO Holdings Co.,
  Ltd. .......................         57,925       141,443
China Life Insurance Co.,
  Ltd. .......................        139,000       486,659
China Mengniu Dairy Co.,
  Ltd. .......................         24,000        68,022
China Merchants Bank Co.,
  Ltd. .......................         48,000       150,819
China Merchants Holdings
  International Co., Ltd. ....         16,107        62,280
China Mobile, Ltd. ...........         89,500     1,202,906
China Netcom Group
  Corp. -- Hong Kong, Ltd. ...         24,000        65,406
China Oilfield Services,
  Ltd. .......................         60,000       107,728
China Overseas Land &
  Investment, Ltd. ...........         64,000       101,120
China Petroleum & Chemical
  Corp. ......................        316,000       295,840
China Power International
  Development, Ltd. ..........         80,000        22,366
China Railway Construction
  Corp. (a)...................         30,000        42,322
China Railway Group, Ltd.
  (a).........................         53,000        39,491

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
China Resources Enterprise....         16,000   $    45,656
China Resources Land, Ltd. ...         32,000        44,322
China Resources Power Holdings
  Co. ........................         32,000        77,974
China Shenhua Energy Co.,
  Ltd. .......................         64,000       251,159
China Shipping Container Lines
  Co., Ltd. ..................        143,350        56,072
China Shipping Development
  Co., Ltd. ..................         32,000        96,031
China Telecom Corp., Ltd. ....        282,000       153,342
China Travel International
  Investment Hong Kong,
  Ltd. .......................         74,000        20,025
China Unicom, Ltd. ...........         48,000        89,137
Citic Pacific, Ltd. ..........         15,000        55,307
CNOOC, Ltd. ..................        309,000       531,812
CNPC Hong Kong, Ltd. .........         80,000        37,756
COSCO Pacific, Ltd. ..........         32,000        52,448
Ctrip.com International, Ltd.
  ADR.........................          1,615        73,935
Datang International Power
  Generation Co., Ltd. .......         96,000        57,003
Denway Motors, Ltd. ..........        112,000        43,235
Dongfang Electric Corp.,
  Ltd. .......................            800         2,350
Dongfeng Motor Group Co.,
  Ltd. .......................         80,000        32,010
Focus Media Holding, Ltd. ADR
  (b).........................          1,802        49,951
Guangdong Investment, Ltd. ...         70,000        28,368
Guangshen Railway Co., Ltd. ..         64,000        29,138
Guangzhou Investment Co.,
  Ltd. .......................        114,000        17,252
Guangzhou R&F Properties Co.,
  Ltd. .......................         28,800        53,704
Harbin Power Equipment........         16,000        23,187
Huadian Power International
  Co. ........................         96,000        25,362
Huaneng Power International,
  Inc. .......................         80,000        55,505
Industrial & Commercial Bank
  of China....................        671,000       458,667
Jiangsu Expressway Co.,
  Ltd. .......................         54,000        44,253
Jiangxi Copper Co., Ltd. .....         22,000        43,168
Kingboard Chemical Holdings,
  Ltd. .......................          8,000        36,935
Lenovo Group, Ltd. ...........        106,000        71,777
Li Ning Co., Ltd. ............         18,000        41,552
Maanshan Iron & Steel.........         48,000        27,886
NetEase.com ADR (a)(b)........          1,909        41,597
Nine Dragons Paper Holdings,
  Ltd. .......................         24,000        18,714
Parkson Retail Group, Ltd. ...          4,000        29,189
PetroChina Co., Ltd. .........        360,000       466,306
PICC Property & Casualty Co.,
  Ltd. .......................         64,000        42,516
Pine Agritech, Ltd. ..........         67,000         7,397
Ping An Insurance Group Co. of
  China, Ltd. ................         24,000       178,520
Semiconductor Manufacturing
  International Corp. ........        389,000        22,200
Shanghai Electric Group Co.,
  Ltd. .......................         84,000        41,152
Shenzhen Expressway Co.,
  Ltd. .......................         64,000        37,428
Shimao Property Holdings,
  Ltd. .......................         24,000        27,547
SINA Corp. (a)(b).............            996        42,380
Sinopec Shanghai Petrochemical
  Co., Ltd. ..................         64,000        21,997
Sinotrans, Ltd. ..............         80,000        19,699
Suntech Power Holdings Co.,
  Ltd. ADR (b)................          1,552        58,138
Tencent Holdings, Ltd. .......         15,600       120,639
Tingyi Cayman Islands Holding
  Corp. ......................         48,000        59,342
TPV Technology, Ltd. .........         64,000        33,324
Travelsky Technology, Ltd. ...         37,000        24,343
Weiqiao Textile Co. ..........         21,500        16,737
Xinyu Hengdeli Holdings,
  Ltd. .......................        120,000        45,092
Yanzhou Coal Mining Co.,
  Ltd. .......................         48,000        89,260
Zhejiang Expressway Co.,
  Ltd. .......................         58,000        44,704
Zijin Mining Group Co., Ltd.
  (a).........................         70,000        59,519
ZTE Corp. ....................          9,040        43,360
                                                -----------
TOTAL CHINA...................                    8,660,593
                                                -----------
CZECH REPUBLIC -- 1.0%
CEZ AS........................          3,334       295,776
Komercni Banka AS (b).........            365        84,922
Telefonica O2 Czech Republic
  AS..........................          2,348        75,258
Unipetrol.....................          2,380        39,107
Zentiva NV....................            913        66,916
                                                -----------
TOTAL CZECH REPUBLIC..........                      561,979
                                                -----------
EGYPT -- 0.9%
Commercial International
  Bank........................          6,129        98,358
Egyptian Co. for Mobile
  Services....................          1,467        45,912
Egyptian Financial Group-
  Hermes Holding..............          5,740        51,693
Egyptian Kuwait Holding Co. ..          5,478        16,379
Orascom Construction
  Industries..................          2,315       159,468
Orascom Telecom Holding SAE...          1,773        22,956
Orascom Telecom Holding SAE
  GDR.........................          1,427        91,328
                                                -----------
TOTAL EGYPT...................                      486,094
                                                -----------
HUNGARY -- 1.0%
FHB Mortgage Bank NyRt (a)....          5,430        41,116
MOL Hungarian Oil and Gas
  NyRt........................          1,349       182,101
OTP Bank NyRt (a)(b)..........          4,823       202,281
Richter Gedeon NyRt (b).......            397        85,940
Tiszai Vegyi Kominat NyRt.....            914        27,867
                                                -----------
TOTAL HUNGARY.................                      539,305
                                                -----------
INDIA -- 6.0%
Ambuja Cements, Ltd. .........         17,756        33,026
Bajaj Holdings & Investment,
  Ltd. (a)(c).................            714        23,711
Bajaj Holdings & Investment,
  Ltd. (d)....................             28           930
Bharat Heavy Electricals,
  Ltd. .......................          2,783        88,810
Bharti Airtel, Ltd. ..........         18,206       304,668
Cipla, Ltd. ..................          9,405        45,905
Dr Reddy's Laboratories, Ltd.
  ADR (b).....................          2,917        45,505
Gail India, Ltd. .............          6,898        52,587
Grasim Industries, Ltd.
  (a)(d)......................            827        36,388
HCL Technologies, Ltd. .......          2,649        16,254
HDFC Bank, Ltd. ..............          3,841        89,363
Hero Honda Motors, Ltd. ......          3,013        47,970
Hindustan Lever, Ltd. ........         23,889       114,323
Housing Development Finance
  Corp., Ltd. ................          4,121       185,241
ICICI Bank, Ltd. ADR (a)(b)...          4,529       130,254
Indian Hotels Co., Ltd. ......         12,936        23,001
Infosys Technologies, Ltd. ADR
  (b).........................          7,883       342,595
ITC, Ltd. GDR (d).............         20,376        88,432
Larsen & Toubro, Ltd. (a).....             65         3,341
Larsen & Toubro, Ltd. GDR.....          1,575        80,955
Mahindra & Mahindra, Ltd.
  GDR.........................          2,883        32,722
Maruti Udyog, Ltd. ...........          2,272        32,476
Oil & Natural Gas Corp.,
  Ltd. .......................          6,778       126,659
Reliance Capital, Ltd. .......          1,504        31,433
Reliance Communications,
  Ltd. .......................         14,770       151,064
Reliance Industries, Ltd. GDR
  (d).........................          6,339       623,758
Reliance Infrastructure, Ltd.
  (a).........................          3,549        65,375
Satyam Computer Services, Ltd.
  ADR (b).....................          4,504       110,438
Siemens India, Ltd. ..........          3,196        28,450

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
State Bank of India GDR.......            843   $    45,353
Suzlon Energy, Ltd. ..........          8,938        44,851
Tata Consultancy Services,
  Ltd. (b)....................          3,244        64,955
Tata Motors, Ltd. ADR (b).....          3,777        37,959
Tata Power Co., Ltd. .........          2,941        72,997
Tata Steel, Ltd. (a)..........          4,868        82,255
Wipro, Ltd. ADR (b)...........          4,749        57,843
                                                -----------
TOTAL INDIA...................                    3,361,847
                                                -----------
INDONESIA -- 1.6%
Astra International Tbk PT....         48,000       100,217
Bank Central Asia Tbk PT......        283,500        76,102
Bank Danamon Indonesia Tbk
  PT..........................         38,500        19,626
Bank Mandiri Persero Tbk PT...        150,500        42,441
Bank Rakyat Indonesia PT......        129,500        71,632
Barito Pacific Tbk PT (a).....        100,000        20,716
Bumi Resources Tbk PT.........        243,000       216,117
Indofood Sukses Makmur Tbk
  PT..........................        178,500        46,464
Indosat Tbk PT................         80,000        58,568
Kalbe Farma Tbk PT (a)........        196,000        18,070
Medco Energi Internasional Tbk
  PT (a)......................         93,500        47,916
Perusahaan Gas Negara PT......         41,500        58,514
Telekomunikasi Indonesia Tbk
  PT..........................        102,000        80,759
United Tractors Tbk PT........         48,000        63,254
                                                -----------
TOTAL INDONESIA...............                      920,396
                                                -----------
ISRAEL -- 3.2%
Avner Oil & Gas, Ltd. LP......        471,861        37,325
Bank Hapoalim BM..............         21,591        95,318
Bank Leumi Le-Israel BM.......         22,002       109,677
Check Point Software
  Technologies (a)(b).........          3,636        86,064
Formula Systems (1985),
  Ltd. .......................          2,861        29,958
Israel Chemicals, Ltd. .......          9,935       231,312
Israel Discount Bank, Ltd.
  (a).........................         18,973        41,965
Koor Industries, Ltd. ........            492        32,309
Makhteshim-Agan Industries,
  Ltd. .......................          8,573        79,789
Mizrahi Tefahot Bank, Ltd. ...          7,335        58,130
NICE Systems, Ltd. (a)........          1,521        45,396
Ormat Industries, Ltd. .......          4,318        56,106
Partner Communications
  Company, Ltd. ..............          2,903        69,106
Retalix, Ltd. (a).............          1,970        25,874
Teva Pharmaceutical
  Industries, Ltd. ...........         14,400       658,502
The Israel Corp., Ltd. (a)....             72       111,584
                                                -----------
TOTAL ISRAEL..................                    1,768,415
                                                -----------
JORDAN -- 0.4%
Arab Bank PLC.................          8,100       248,007
                                                -----------
MALAYSIA -- 2.4%
Aeon Co. Bhd..................         58,800        74,501
Alliance Financial Group Bhd..         61,600        52,221
Berjaya Sports Toto Bhd.......         27,700        41,200
Bintulu Port Holdings Bhd.....         42,494        81,932
Bursa Malaysia Bhd............         12,493        28,484
Carlsberg Brewery Bhd.........         94,297       111,973
Dialog Group Bhd..............         93,300        38,262
Digi.Com Bhd..................          8,000        58,516
Genting Bhd...................         48,300        82,779
IGB Corp. Bhd.................         65,100        28,690
IOI Corp. Bhd.................         73,400       167,354
KFC Holdings Bhd..............         32,200        62,577
KNM Group Bhd.................         49,250        95,712
Malaysian Airline System Bhd
  (a).........................         39,600        37,570
Malaysian Resources Corp.
  Bhd.........................         64,800        21,815
Multi Purpose Holdings Bhd....         41,800        19,061
Naim Cendera Holding Bhd......         38,987        41,761
Osk Holdings Bhd..............         59,200        28,807
Padiberas Nasional Bhd........         83,200        40,486
Resorts World Bhd.............          7,800         6,207
Sarawake Energy Bhd...........         70,334        64,145
SP Setia Bhd..................         39,200        35,271
Sunrise Bhd...................         64,876        33,555
Ta Enterprise Bhd.............         78,300        24,203
Tebrau Teguh Bhd..............          4,000           606
UEM World Bhd.................         22,600        20,335
WCT Engineering Bhd...........         74,100        69,394
                                                -----------
TOTAL MALAYSIA................                    1,367,417
                                                -----------
MEXICO -- 6.1%
Alfa SAB de CV (b)............          8,500        60,840
America Movil SAB de CV (b)...        375,309       992,568
Axtel SAB de CV (a)(b)........         26,031        47,748
Cemex SAB de CV...............        141,523       350,657
Coca-Cola Femsa SAB de CV.....         13,112        74,266
Consorcio ARA SAB de CV (b)...         25,866        23,899
Corporacion GEO SAB de CV
  (a).........................         10,984        36,788
Corporacion Interamericana de
  Entretenimento SAB de CV
  (a).........................         14,391        29,316
Desarrolladora Homex SAB de CV
  (a).........................          4,832        47,125
Empresas ICA SAB de CV
  (a)(b)......................         10,606        66,474
Fomento Economico Mexicano SAB
  de CV.......................         39,338       179,209
Grupo Aeroportuario del
  Sureste SAB de CV (b).......         10,249        53,166
Grupo Bimbo SAB de CV.........         12,702        83,704
Grupo Elektra SA de CV (b)....          1,876        69,095
Grupo Financiero Banorte SAB
  de CV (b)...................         26,654       125,461
Grupo Iusacell SA de CV (a)...            231         2,242
Grupo Mexico SAB de CV........         82,131       186,521
Grupo Modelo SAB de CV........         14,895        75,879
Grupo Televisa SA de CV.......         30,218       143,205
Impulsora Del Desarrollo Y El
  Empleo en America Latina SA
  de CV (a)(b)................         26,926        42,387
Industrias CH SAB de CV (a)...          6,918        38,599
Industrias Penoles SA de CV
  (b).........................          2,398        64,187
Kimberly-Clark de Mexico SAB
  de CV.......................         13,949        56,859
Sare Holding SAB de CV (Class
  B)(a).......................         30,752        40,321
Telefonos de Mexico SA de CV..        107,914       128,193
Telmex Internacional SAB de CV
  (a).........................        107,914        87,557
TV Azteca SA de CV............         59,501        38,055
Urbi Desarrollos Urbanos SA de
  CV (a)(b)...................         11,592        40,107
Wal-Mart de Mexico SAB de CV
  (b).........................         48,786       193,558
                                                -----------
TOTAL MEXICO..................                    3,377,986
                                                -----------
MOROCCO -- 0.8%
Banque Marocaine du Commerce
  et de l'Industrie SA........            361        54,904
Banque Marocaine du Commerce
  Exterieur...................            430       182,385
Douja Promotion Groupe Addoha
  SA..........................            119        34,989
Holcim Maroc SA...............            233        80,917
ONA SA........................            408       105,176
                                                -----------
TOTAL MOROCCO.................                      458,371
                                                -----------

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
PERU -- 0.8%
Companhia de Minas
  Buenaventura SA.............          2,146   $   141,212
Credicorp, Ltd. ..............          1,551       127,368
Southern Copper Corp. (b).....          1,343       143,204
Volcan Cia Minera SA..........         20,999        39,601
                                                -----------
TOTAL PERU....................                      451,385
                                                -----------
PHILIPPINES -- 0.4%
Ayala Land, Inc. .............        206,780        44,216
Banco de Oro Universal Bank...         35,500        34,002
Bank of the Philippine
  Islands.....................         51,400        49,230
Filinvest Land, Inc. .........        927,000        14,454
Philippine Long Distance
  Telephone Co. ..............          1,600        85,355
                                                -----------
TOTAL PHILIPPINES.............                      227,257
                                                -----------
POLAND -- 1.7%
Asseco Poland SA..............            835        22,378
Bank BPH SA (a)...............            200         6,761
Bank Pekao SA.................          2,086       161,337
Bioton SA (a).................         52,541        12,846
BRE Bank SA (a)...............            283        47,102
Cersanit Krasnystaw SA (a)....          2,618        25,172
Getin Holding SA (a)..........          4,472        19,112
Globe Trade Centre SA (a).....          2,808        40,109
Grupa Lotos SA (a)............          1,853        23,087
KGHM Polska Miedz SA..........          2,453       115,332
Orbis SA (a)..................          1,174        25,115
PBG SA (a)....................            315        37,974
Polimex Mostostal SA..........         10,969        27,282
Polski Koncern Naftowy Orlen
  GDR (a).....................          3,426       107,234
Powszechna Kasa Oszczednosci
  Bank Polski SA..............          7,311       157,639
Telekomunikacja Polska SA.....         14,992       145,486
                                                -----------
TOTAL POLAND..................                      973,966
                                                -----------
RUSSIA -- 12.2%
Comstar United Telesystems
  GDR.........................          7,085        70,850
Gazprom OAO ADR (a)...........         56,642     3,285,236
JSC MMC Norilsk Nickel ADR....         15,029       380,234
LUKOIL ADR....................          9,160       903,176
Mechel ADR (b)................          2,676       132,569
Mobile Telesystems OJSC ADR
  (a).........................          3,603       276,026
NovaTek OAO GDR...............          1,901       165,197
Polyus Gold Co. ADR...........          3,042        88,218
Rosneft Oil Co. OAO GDR.......         24,047       278,945
Rostelecom ADR (b)............          1,583       114,815
Severstal GDR.................          5,355       138,695
Surgutneftegaz ADR............         40,091       441,001
Tatneft GDR...................          1,394       210,145
Vimpel-Communications ADR
  (b).........................          8,111       240,734
VTB Bank OJSC GDR (a).........          9,000        62,550
Wimm-Bill-Dann Foods OJSC ADR
  (a).........................            461        48,506
                                                -----------
TOTAL RUSSIA..................                    6,836,897
                                                -----------
SOUTH AFRICA -- 8.1%
ABSA Group, Ltd. .............          5,491        57,525
Adcorp Holdings, Ltd. ........          7,295        26,559
Afgri, Ltd. ..................         40,194        31,577
African Bank Investments,
  Ltd. .......................         20,363        61,390
African Rainbow Minerals,
  Ltd. .......................          2,663        95,251
Allied Electronics Corp.,
  Ltd. .......................          9,308        43,400
Anglo Platinum, Ltd. .........          1,037       173,139
AngloGold Ashanti, Ltd. (a)...          3,020       103,719
Aquarius Platinum, Ltd. ......          6,165        98,829
Aspen Pharmacare Holdings,
  Ltd. .......................         10,071        40,911
Aveng, Ltd. ..................          9,008        66,742
Avusa, Ltd. (a)...............          2,544         7,052
Barloworld, Ltd. .............          3,857        39,417
Bidvest Group, Ltd. ..........          5,596        70,328
Business Connexion Group,
  Ltd. .......................         33,173        19,069
Cadiz Holdings................         35,377        10,394
Coronation Fund Managers,
  Ltd. .......................         31,005        18,021
Discovery Holdings, Ltd. .....          3,774        10,462
ElementOne, Ltd. .............          3,407         5,218
Eqstra Holdings, Ltd. (a).....          2,600         4,168
FirstRand, Ltd. ..............         86,918       147,673
Foschini, Ltd. ...............          5,083        19,188
Freeworld Coatings, Ltd. .....          3,364         3,159
Gold Fields, Ltd. ............         12,246       155,653
Grindrod, Ltd. ...............         15,168        50,863
Group Five, Ltd. .............          4,307        24,704
Harmony Gold Mining Co., Ltd.
  (a).........................          4,468        54,222
Impala Platinum Holdings,
  Ltd. .......................         10,523       415,374
Imperial Holdings, Ltd. ......          2,977        20,061
Investec, Ltd. ...............          3,292        19,849
Invicta Holdings, Ltd. .......          9,203        31,660
JD Group, Ltd. ...............          3,238        10,858
Kagiso Media, Ltd. ...........         17,996        25,058
Kumba Iron Ore, Ltd. .........          1,161        46,718
Lewis Group, Ltd. ............          3,899        16,436
Massmart Holdings, Ltd. ......          5,179        40,820
Metorex, Ltd. (a).............         11,235        33,153
Mittal Steel South Africa,
  Ltd. .......................          3,783       107,766
MTN Group, Ltd. ..............         29,805       474,023
Murray & Roberts Holdings,
  Ltd. .......................          7,975        88,622
Mvelaphanda Resources, Ltd.
  (a).........................          4,161        34,524
Naspers, Ltd. ................          6,951       151,839
Nedbank Group, Ltd. ..........          8,462        99,395
Network Healthcare Holdings,
  Ltd. .......................         33,917        31,845
Pretoria Portland Cement Co.,
  Ltd. .......................          2,649         9,709
PSG Group, Ltd. ..............          6,720        15,297
Remgro, Ltd. .................          6,960       167,062
RMB Holdings, Ltd. ...........         15,429        41,390
Sanlam, Ltd. .................         33,612        71,276
Sappi, Ltd. ..................          4,580        55,552
Sasol, Ltd. ..................          8,247       485,666
Shoprite Holdings, Ltd. ......         12,849        64,818
Standard Bank Group, Ltd. ....         16,276       158,640
Steinhoff International
  Holdings, Ltd. (b)..........         25,238        51,326
Sun International, Ltd. ......          2,740        30,802
Super Group, Ltd. ............         21,171        13,847
Telkom SA, Ltd. ..............          4,339        78,431
Tiger Brands, Ltd. ...........          3,165        57,008
Tourism Investment Corp.,
  Ltd. .......................         73,918        18,224
Truworths International,
  Ltd. .......................         11,718        34,354
Wilson Bayly Holmes-Ovcon,
  Ltd. .......................          3,822        53,950
Woolworths Holdings, Ltd. ....         20,681        26,947
                                                -----------
TOTAL SOUTH AFRICA............                    4,520,933
                                                -----------
TAIWAN -- 9.1%
Acer, Inc. ...................         42,180        83,101
Advanced Semiconductor
  Engineering, Inc. ..........         83,106        74,747
Asustek Computer, Inc. .......         43,596       118,638
AU Optronics Corp. ADR (b)....         13,889       220,002
Catcher Technology Co.,
  Ltd. .......................          2,000         5,700

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Cathay Financial Holding Co.,
  Ltd. .......................         63,000   $   136,988
Chang Hwa Commercial Bank.....         95,000        67,605
Chi Mei Optoelectronics Corp.
  GDR.........................          7,288        83,812
Chi Mei Optoelectronics Corp.
  GDR.........................          1,851        21,286
China Development Financial
  Holding Corp. ..............        196,130        79,155
China Steel Chemical Corp. ...         60,900       175,961
China Steel Corp. ............        109,900       169,631
Chinatrust Financial Holding
  Co., Ltd. (a)...............        115,000       111,010
Chunghwa Telecom Co., Ltd. ...         53,727       138,951
CMC Magnetics Corp. (a).......         43,000        12,155
Compal Electronics, Inc. .....         86,120        93,063
Delta Electronics, Inc. ......         32,450        90,338
Elite Semiconductor Memory
  Technology, Inc. ...........         21,000        25,322
Epistar Corp. ................         10,753        19,414
Far Eastern Textile Co.,
  Ltd. .......................         77,630       101,152
Formosa Chemicals & Fibre
  Corp. ......................         42,000        82,746
Formosa Plastics Corp. .......         63,000       151,932
Foxconn Technology Co.,
  Ltd. .......................         11,450        53,001
Fubon Financial Holding Co.,
  Ltd. .......................         93,000        94,982
Giant Manufacturing Co.,
  Ltd. .......................         39,000       104,718
Grape King, Inc. .............         37,000        23,770
High Tech Computer Corp. .....         10,900       244,193
Hon Hai Precision Industry
  Co., Ltd. ..................         51,400       253,164
Hotai Motor Co., Ltd. ........         21,000        62,613
Hua Nan Financial Holdings
  Co., Ltd. ..................         83,000        75,882
Innolux Display Corp. ........         23,000        41,297
Lite-On Technology Corp. .....         43,686        43,970
MediaTek, Inc. ...............         10,150       117,039
Mosel Vitelic, Inc. ..........          3,000         1,952
Nan Ya Plastics Corp. ........         63,000       133,875
National Petroleum Co.,
  Ltd. .......................         96,000        82,232
Novatek Microelectronics
  Corp., Ltd. ................         10,059        29,230
POU Chen Corp. ...............         53,297        46,531
Powerchip Semiconductor
  Corp. ......................        103,660        29,507
Powertech Technology, Inc. ...         13,450        47,192
Precision Silicon Corp. ......          5,000         4,596
ProMOS Technologies, Inc. ....        104,000        20,147
Quanta Computer, Inc. ........         55,300        85,629
Shin Kong Financial Holding
  Co., Ltd. ..................         58,175        38,811
Siliconware Precision
  Industries Co. .............         42,236        62,269
SinoPac Financial Holdings
  Co., Ltd. ..................        138,000        59,787
Solar Applied Materials
  Technology Corp. ...........         14,000        60,884
Taishin Financial Holdings
  Co., Ltd. (a)...............        115,000        49,064
Taiwan Cement Corp. ..........         64,180        86,693
Taiwan Semiconductor
  Manufacturing Co., Ltd. ADR
  (a)(b)......................         69,481       758,038
Taiwan Tea Corp. (a)..........         29,000        14,714
Tatung Co., Ltd. .............        104,000        41,973
Tripod Technology Corp. ......         13,420        33,558
United Microelectronics Corp.
  ADR (b).....................         49,234       143,763
Visual Photonics Epitaxy Co.,
  Ltd. (a)....................         16,000        19,794
Wistron Corp. ................         32,539        46,526
                                                -----------
TOTAL TAIWAN..................                    5,074,103
                                                -----------
THAILAND -- 1.6%
Advanced Info Service PCL.....         29,215        80,825
Bangkok Expressway PCL........         83,359        40,639
Banpu PCL.....................          7,608       122,875
Electricity Generating PCL....         11,900        30,075
Electricity Generating PCL....          6,900        17,335
IRPC PCL......................        212,958        25,859
Kasikornbank PCL..............         20,300        43,107
PTT Exploration & Production
  PCL.........................         26,098       150,648
PTT PCL.......................         17,624       159,188
Siam Cement PCL...............          9,300        53,683
Siam Commercial Bank PCL......         27,702        64,211
Thai Oil PCL..................         25,995        40,429
Tisco Bank PCL Preference
  Shares......................         63,200        39,695
TMB Bank PCL (a)..............        974,717        34,692
                                                -----------
TOTAL THAILAND................                      903,261
                                                -----------
TURKEY -- 1.3%
Akbank TAS....................         18,092        62,738
Anadolu Efes Biracilik Ve Malt
  Sanayii AS..................          5,186        44,959
Dogan Sirketler Grubu Holdings
  AS (a)......................         21,370        26,042
Dogan Yayin Holding AS (a)....          8,867        10,370
Eregli Demir ve Celik
  Fabrikalari TAS.............         10,908        89,213
Haci Omer Sabanci Holding AS..         12,272        41,954
KOC Holding AS................         14,793        40,410
Migros Turk TAS...............          2,965        48,984
Tupras-Turkiye Petrol
  Rafinerileri AS.............          2,925        67,581
Turkcell Iletisim Hizmet AS...         11,091        63,496
Turkiye Garanti Bankasi AS
  (a).........................         48,236       111,250
Turkiye Is Bankasi............         18,707        61,199
Ulker Biskuvi Sanayi AS.......         11,882        25,461
Yapi ve Kredi Bankasi AS (a)..         17,273        31,644
                                                -----------
TOTAL TURKEY..................                      725,301
                                                -----------
TOTAL COMMON STOCKS --
  (Cost $50,887,888)..........                   52,886,875
                                                -----------
RIGHTS -- 0.1%
ISRAEL-- 0.0% (e)
Koor Industries
  (expired 6/29/08)(a)(c).....             70         1,217
                                                -----------
MALAYSIA-- 0.0% (e)
Malaysian Airline System Bhd
  (expiring 10/30/12)(a)......          7,900         1,862
                                                -----------
MOROCCO -- 0.1%
Douja Promotion Groupe Addoha
  SA (expiring 7/4/38)(a).....             89        26,143
                                                -----------
SOUTH AFRICA -- 0.0% (e)
Anglogold Ashanti
  (expiring 07/04/08)(a)(c)...            744         7,114
                                                -----------
TOTAL RIGHTS --
  (Cost $19,452)..............                       36,336
                                                -----------
WARRANTS -- 0.0% (e)
CHINA -- 0.0% (e)
China Overseas Land &
  Investment, Ltd. (expiring
  8/27/08) (a)
  (Cost $0)...................          2,000           282
                                                -----------

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
SHORT TERM INVESTMENTS -- 10.2%
UNITED STATES -- 10.2%
MONEY MARKET FUNDS -- 10.2%
State Street Navigator
  Securities Lending Prime
  Portfolio (f)(g)............      3,964,624   $ 3,964,624
STIC Prime Portfolio..........      1,759,703     1,759,703
                                                -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $5,724,327)...........                    5,724,327
                                                -----------
TOTAL INVESTMENTS -- 105.0%
  (Cost $56,631,667)..........                   58,647,820
OTHER ASSETS AND
  LIABILITIES -- (5.0)%.......                   (2,803,841)
                                                -----------
NET ASSETS -- 100.0%..........                  $55,843,979
                                                ===========




  (a) Non-income producing security.

  (b) Security, or portion thereof, was on loan at June 30,2008.

  (c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.

  (d) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.34% of net assets as of June 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  (e) Amount shown represents less than 0.05% of net assets.

  (f) Affiliated Fund managed by SSgA Funds Management, Inc.

  (g) Investments of cash collateral for securities loaned.

   ADR = American Depositary Receipt

   GDR = Global Depositary Receipt

At June 30, 2008, Open Futures Contracts Purchased were as follows:

                     EXPIRATION              AGGREGATE               UNREALIZED
FUTURES                 DATE     CONTRACTS  FACE VALUE     VALUE    APPRECIATION
-------              ----------  ---------  ----------  ----------  ------------
MSCI Taiwan Stock
  Index............   7/31/2008      83     $2,462,563  $2,386,250     $76,313

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
JUNE 30, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Oil, Gas & Consumable Fuels...........       22.4%
Commercial Banks......................       12.3
Metals & Mining.......................       11.9
Wireless Telecommunication Services...        7.4
Diversified Telecommunication
  Services............................        3.2
Semiconductors & Semiconductor
  Equipment...........................        2.5
Chemicals.............................        2.1
Electric Utilities....................        1.7
Computers & Peripherals...............        1.7
Insurance.............................        1.7
Pharmaceuticals.......................        1.7
Diversified Financial Services........        1.7
Construction & Engineering............        1.6
Industrial Conglomerates..............        1.6
Food Products.........................        1.5
Beverages.............................        1.5
Electronic Equipment & Instruments....        1.4
Construction Materials................        1.3
IT Services...........................        1.1
Real Estate Management & Development..        1.0
Energy Equipment & Services...........        0.9
Food & Staples Retailing..............        0.9
Transportation Infrastructure.........        0.8
Media.................................        0.8
Hotels, Restaurants & Leisure.........        0.7
Independent Power Producers & Energy
  Traders.............................        0.7
Internet Software & Services..........        0.7
Multiline Retail......................        0.7
Household Durables....................        0.6
Electrical Equipment..................        0.6
Marine................................        0.6
Automobiles...........................        0.6
Specialty Retail......................        0.6
Paper & Forest Products...............        0.5
Thrifts & Mortgage Finance............        0.4
Capital Markets.......................        0.4
Household Products....................        0.3
Machinery.............................        0.3
Software..............................        0.3
Leisure Equipment & Products..........        0.3
Airlines..............................        0.2
Communications Equipment..............        0.2
Gas Utilities.........................        0.2
Distributors..........................        0.2
Water Utilities.......................        0.2
Building Products.....................        0.1
Biotechnology.........................        0.1
Tobacco...............................        0.1
Textiles, Apparel & Luxury Goods......        0.1
Aerospace & Defense...................        0.1
Trading Companies & Distributors......        0.1
Health Care Providers & Services......        0.1
Road & Rail...........................        0.1
Commercial Services & Supplies........        0.0**
Consumer Finance......................        0.0**
Air Freight & Logistics...............        0.0**
Short Term Investments................       10.2
Other Assets and Liabilities..........       (5.0)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

   ** Amount represents less than 0.05% of net assets.

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.5%
BRAZIL -- 28.6%
Banco Bradesco SA ADR (a)...         562,581   $ 11,510,407
Banco Itau Holding
  Financeira SA ADR (a).....         502,534     10,206,466
Companhia de Bebidas das
  Americas ADR..............          61,208      3,877,527
Companhia Siderurgica
  Nacional SA ADR (a).......         146,543      6,507,975
Companhia Vale do Rio Doce
  ADR (a)...................         560,172     20,065,361
Gerdau SA ADR (a)...........         247,634      5,945,692
Petroleo Brasileiro SA ADR..         384,040     27,201,553
Unibanco -- Uniao de Bancos
  Brasileiros SA GDR........          45,354      5,756,783
                                               ------------
TOTAL BRAZIL................                     91,071,764
                                               ------------
CHINA -- 35.8%
Bank of China, Ltd. ........      10,835,000      4,821,762
Bank of Communications Co.,
  Ltd. .....................       2,192,000      2,566,603
BOC Hong Kong Holdings
  Ltd. .....................       1,217,000      3,222,983
China Coal Energy Co. ......       1,407,000      2,461,251
China Communications
  Construction Co., Ltd. ...       1,479,000      2,530,297
China Construction Bank
  Corp. ....................      13,740,000     11,066,079
China Life Insurance Co.,
  Ltd. .....................       2,933,000     10,268,857
China Merchants Bank Co.,
  Ltd. .....................         884,500      2,779,146
China Merchants Holdings
  International Co., Ltd. ..             824          3,186
China Mobile, Ltd. .........       1,790,500     24,064,842
China Overseas Land &
  Investment, Ltd. .........       1,446,000      2,284,685
China Petroleum & Chemical
  Corp. ....................       5,652,000      5,291,422
China Shenhua Energy Co.,
  Ltd. .....................       1,049,000      4,116,654
China Telecom Corp., Ltd. ..       4,570,000      2,485,018
CNOOC, Ltd. ................       5,276,000      9,080,394
Industrial & Commercial Bank
  of China..................      17,988,000     12,295,820
PetroChina Co., Ltd. .......       8,196,000     10,616,240
Ping An Insurance Group Co.
  of China, Ltd. ...........         532,000      3,957,191
                                               ------------
TOTAL CHINA.................                    113,912,430
                                               ------------
INDIA -- 5.3%
HDFC Bank, Ltd. ADR (a).....          20,107      1,440,867
ICICI Bank, Ltd. ADR
  (a)(c)....................         101,476      2,918,450
Infosys Technologies, Ltd.
  ADR (a)...................         160,334      6,968,116
Reliance Industries, Ltd.
  GDR (b)...................          55,616      5,472,614
                                               ------------
TOTAL INDIA.................                     16,800,047
                                               ------------
RUSSIA -- 29.8%
Gazprom OAO ADR (c).........         593,610     34,429,380
JSC MMC Norilsk Nickel ADR..         351,019      8,880,781
LUKOIL ADR..................         170,734     16,834,372
Mobile Telesystems OJSC ADR
  (c).......................          63,868      4,892,927
NovaTek OAO GDR.............          47,527      4,130,096
OAO Rosneft Oil Co. GDR.....         888,720     10,309,152
Rosneft OJSC GDR (c)........           5,891         68,336
Surgutneftegaz ADR..........         663,260      7,295,860
Tatneft GDR.................          24,504      3,693,979
Vimpel-Communications ADR...          96,671      2,869,195
VTB Bank OJSC GDR...........         243,174      1,690,059
                                               ------------
TOTAL RUSSIA................                     95,094,137
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $322,479,727).......                    316,878,378
                                               ------------
SHORT TERM INVESTMENTS -- 8.1%
UNITED STATES -- 8.1%
MONEY MARKET FUNDS -- 8.1%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e)..........      25,109,466     25,109,466
STIC Prime Portfolio........         886,666        886,666
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $25,996,132)........                     25,996,132
                                               ------------
TOTAL INVESTMENTS -- 107.6%
  (Cost $348,475,859).......                    342,874,510
OTHER ASSETS AND
  LIABILITIES -- (7.6)%.....                    (24,289,011)
                                               ------------
NET ASSETS -- 100.0%........                   $318,585,499
                                               ============




  (a) Security, or portion thereof, was on loan at June 30, 2008.

  (b) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.72% of net assets as of June 30, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  (c) Non-income producing security.

  (d) Affiliated Fund managed by SSgA Funds Management, Inc.

  (e) Investments of cash collateral for securities loaned.

   ADR = American Depositary Receipt

   GDR = Global Depositary Receipt

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS  OF
JUNE 30, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Oil, Gas & Consumable Fuels...........       44.4%
Commercial Banks......................       22.1
Metals & Mining.......................       13.0
Wireless Telecommunication Services...        9.2
Insurance.............................        4.6
IT Services...........................        2.2
Diversified Telecommunication
  Services............................        1.6
Beverages.............................        1.2
Construction & Engineering............        0.8
Real Estate Management & Development..        0.7
Transportation Infrastructure.........        0.0**
Short Term Investments................        7.8
Other Assets & Liabilities............       (7.6)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

   ** Amount represents less than 0.05% of net assets.

SPDR S&P EMERGING EUROPE ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------
COMMON STOCKS -- 99.5%
CZECH REPUBLIC -- 7.3%
CEZ AS.......................         64,014   $  5,679,013
Komercni Banka AS (a)........          4,848      1,127,951
Telefonica O2 Czech Republic
  AS.........................         33,670      1,079,196
Unipetrol....................         32,327        531,179
Zentiva NV...................          9,434        691,438
                                               ------------
TOTAL CZECH REPUBLIC.........                     9,108,777
                                               ------------
HUNGARY -- 6.0%
Magyar Telekom NyRt..........        191,703        936,461
MOL Hungarian Oil and Gas
  NyRt (b)...................         12,067      1,628,921
OTP Bank NyRt (a) (b)........         92,021      3,859,449
Richter Gedeon NyRt (a)......          5,044      1,091,888
                                               ------------
TOTAL HUNGARY................                     7,516,719
                                               ------------
POLAND -- 10.8%
Agora SA.....................         29,917        478,244
Apator SA....................         29,703        196,074
Asseco Poland SA.............         12,685        339,953
Bank BPH SA (b)..............          2,238         75,656
Bank Pekao SA................         20,761      1,605,710
Bank Zachodni WBK SA.........          6,306        404,409
Bioton SA (b)................        540,205        132,073
BRE Bank SA (b)..............          2,496        415,433
Cersanit Krasnystaw SA (b)...         28,496        273,987
Debica SA....................          8,746        324,855
Echo Investment SA (b).......         88,652        181,314
Getin Holding SA (b).........         52,843        225,842
Globe Trade Centre SA (b)....         35,923        513,113
Impexmetal SA................         53,787         61,199
ING Bank Slaski SA...........          1,699        331,508
KGHM Polska Miedz SA.........         25,818      1,213,879
Netia SA (b).................        148,298        210,569
Orbis SA (b).................         13,108        280,415
PBG SA (b)...................          2,927        352,853
Polimex Mostostal SA.........        118,354        294,369
Polski Koncern Naftowy Orlen
  (b)........................         48,902        784,952
Powszechna Kasa Oszczednosci
  Bank Polski SA.............         93,302      2,011,768
Telekomunikacja Polska SA....        212,391      2,061,099
TVN SA.......................         54,495        448,382
Zaklad Przetworstwa
  Hutniczego Stalprodukt SA..          1,034        301,415
                                               ------------
TOTAL POLAND.................                    13,519,071
                                               ------------
RUSSIA -- 67.7%
Comstar United Telesystems
  GDR........................        133,294      1,332,940
CTC Media, Inc. (a)(b).......         20,476        504,938
Gazprom Neft ADR.............         39,863      1,596,513
Gazprom Neft OAO ADR (Class
  S) (a)(b)..................         16,085        644,204
Gazprom OAO ADR (b)..........        528,280     30,640,240
JSC MMC Norilsk Nickel ADR...        221,105      5,593,957
LUKOIL ADR...................        136,061     13,415,615
NovaTek OAO GDR..............         23,676      2,057,444
Polyus Gold Co. ADR..........         39,992      1,159,768
Polyus Gold Co. ADR (b)......          6,340        183,860
Rosneft OJSC-GDR (b).........        513,262      5,953,840
Rostelecom ADR (a)...........         47,919      3,475,565
Sberbank GDR (b).............         14,699      5,370,574
Severstal GDR................        119,868      3,104,581
Surgutneftegaz ADR...........        548,975      6,038,725
Tatneft (b)..................         15,000        112,500
VTB Bank OJSC (b)............        106,937            374
VTB Bank OJSC GDR (e)........         33,086        229,948
VTB Bank OJSC GDR............        443,983      3,085,682
                                               ------------
TOTAL RUSSIA.................                    84,501,268
                                               ------------
TURKEY -- 7.7%
Akbank TAS...................        215,721        748,063
Anadolu Efes Biracilik Ve
  Malt Sanayii AS............         63,698        552,219
Arcelik......................         55,146        193,036
Dogan Sirketler Grubu
  Holdings AS (b)............        202,101        246,283
Dogan Yayin Holding AS (b)...         98,241        114,897
Enka Insaat ve Sanayi AS.....         64,755        746,745
Eregli Demir ve Celik
  Fabrikalari TAS............        127,797      1,045,203
Grundig Elektronik AS (b)....        445,882        222,449
Haci Omer Sabanci Holding
  AS.........................        140,312        479,680
KOC Holding AS (b)...........        154,095        420,935
Migros Turk TAS..............         35,637        588,752
Tupras-Turkiye Petrol
  Rafinerileri AS............         28,215        651,896
Turk Hava Yollari (b)........         66,493        271,911
Turkcell Iletisim Hizmet AS..        149,204        854,198
Turkiye Garanti Bankasi AS
  (b)........................        553,752      1,277,158
Turkiye Is Bankasi...........        166,261        543,914
Vestel Elektronik Sanayi
  (b)........................        147,882        238,266
Yapi ve Kredi Bankasi AS
  (b)........................        189,538        347,236
                                               ------------
TOTAL TURKEY.................                     9,542,841
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $122,937,286)........                   124,188,676
                                               ------------
SHORT TERM INVESTMENTS -- 5.3%
UNITED STATES -- 5.3%
MONEY MARKET FUNDS -- 5.3%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)...........      3,060,009      3,060,009
STIC Prime Portfolio.........      3,568,646      3,568,646
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS -- (Cost
  $6,628,655)................                     6,628,655
                                               ------------
TOTAL INVESTMENTS -- 104.8%
  (Cost $129,565,941)........                   130,817,331
OTHER ASSETS AND
  LIABILITIES -- (4.8)%......                    (5,976,451)
                                               ------------
NET ASSETS -- 100.0%.........                  $124,840,880
                                               ============




  (a) Security, or portion thereof, was on loan at June 30, 2008.

  (b) Non-income producing security.

  (c) Affiliated Fund managed by SSgA Funds Management, Inc.

  (d) Investments of cash collateral for securities loaned.

  (e) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.18% of net assets as of June 30, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

   ADR = American Depositary Receipt

   GDR = Global Depositary Receipt

SPDR S&P EMERGING EUROPE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
JUNE 30, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Oil, Gas & Consumable Fuels...........       51.0%
Commercial Banks......................       17.4
Metals & Mining.......................       10.1
Diversified Telecommunication
  Services............................        7.3
Electric Utilities....................        4.5
Pharmaceuticals.......................        1.4
Media.................................        1.2
Industrial Conglomerates..............        1.1
Wireless Telecommunication Services...        0.7
Real Estate Management & Development..        0.6
Household Durables....................        0.5
Construction & Engineering............        0.5
Food & Staples Retailing..............        0.5
Beverages.............................        0.4
Chemicals.............................        0.4
Diversified Financial Services........        0.4
Software..............................        0.3
Auto Components.......................        0.3
Hotels, Restaurants & Leisure.........        0.2
Building Products.....................        0.2
Airlines..............................        0.2
Electrical Equipment..................        0.2
Biotechnology.........................        0.1
Short Term Investments................        5.3
Other Assets and Liabilities..........       (4.8)
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.7%
ARGENTINA -- 2.7%
Banco Macro SA ADR (a)......           8,035   $    133,542
Grupo Financiero Galicia SA
  ADR (a)(b)................          21,914        108,474
Petrobras Energia
  Participaciones SA ADR
  (a).......................          50,372        604,464
Telecom Argentina SA ADR
  (a)(b)....................          16,270        231,848
Tenaris SA ADR (a)..........          37,746      2,812,077
                                               ------------
TOTAL ARGENTINA.............                      3,890,405
                                               ------------
BRAZIL -- 65.2%
AES Tiete SA Preference
  Shares....................          34,086        362,184
Aracruz Celulose SA ADR
  (a).......................          12,625        926,549
B2W Companhia Global Do
  Varejo....................           9,443        348,450
Banco Bradesco SA Preference
  Shares ADR (a)............         234,568      4,799,261
Banco do Brasil SA..........          51,512        846,928
Banco Itau Holding
  Financeira SA ADR (a).....         234,224      4,757,084
Bradespar SA Preference
  Shares....................          54,463      1,500,857
Brasil Telecom Participacoes
  SA ADR (a)................          14,466      1,061,370
Braskem SA Preference Shares
  ADR (a)...................          21,587        342,586
Centrais Eletricas
  Brasileiras SA ADR........          54,195      1,006,211
Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar ADR (a)............          16,084        682,927
Companhia de Bebidas das
  Americas Preference Shares
  ADR.......................          33,192      2,102,713
Companhia de Concessoes
  Rodoviarias...............          30,441        606,523
Companhia de Saneamento
  Basico do Estado de Sao
  Paulo.....................          22,931        591,117
Companhia Energetica de
  Minas Gerais ADR..........          52,465      1,288,016
Companhia Energetica de Sao
  Paulo Preference Shares...          23,712        488,999
Companhia Paranaense de
  Energia Preference
  Shares....................          23,642        484,583
Companhia Siderurgica
  Nacional SA ADR (a).......          83,347      3,701,440
Companhia Vale do Rio Doce
  ADR.......................         299,753      8,944,630
Companhia Vale do Rio Doce
  ADR Preference Shares
  (a).......................         223,045      7,989,472
Cosan SA Industria e
  Comercio..................          14,766        257,163
Cyrela Brazil Realty SA.....          47,429        660,219
Cyrela Commercial Properties
  SA Empreendimentos e
  Participacoes.............           2,510         16,965
Duratex SA Preference
  Shares....................          17,643        377,153
Empresa Brasileira de
  Aeronautica SA............          83,516        560,274
Gafisa SA...................          20,030        348,337
Gerdau SA ADR (a)...........         127,483      3,060,867
Gol Linhas Aereas
  Inteligentes SA Preference
  Shares....................          11,299        127,305
Investimentos Itau SA.......          70,332        760,585
Investimentos Itau SA
  Preference Shares.........         432,169      2,763,382
JBS SA......................          54,727        278,710
JBS SA (b)..................          12,436         64,115
Lojas Americanas SA
  Preference Shares.........          66,291        437,633
Lojas Renner SA.............          40,575        813,286
Metalurgica Gerdau SA
  Preference Shares.........          67,368      2,202,538
Natura Cosmeticos SA........          33,411        346,609
NET Servicos de Comunicacao
  SA Preference Shares (b)..          28,696        366,255
Perdigao SA ADR (a).........          13,753        749,538
Petroleo Brasileiro SA ADR..         241,082     13,970,702
Petroleo Brasileiro SA
  Preference Shares ADR.....         167,166     11,840,368
Sadia SA Preference Shares..          46,051        328,915
Souza Cruz SA...............          21,799        626,353
Tam SA ADR (a)..............          13,864        265,080
Tele Norte Leste
  Participacoes SA ADR......          34,241        852,943
Tim Participacoes SA ADR
  (a).......................          14,154        402,398
Tractebel Energia SA ADR
  (c).......................           4,845        364,005
Unibanco -- Uniao de Bancos
  Brasileiros SA GDR........          18,927      2,402,404
Usinas Siderurgicas de Minas
  Gerais SA ADR (a).........          45,628      2,262,610
Vivo Participacoes SA
  Preference Shares (b).....         106,394        688,333
Votorantim Celulose e Papel
  SA ADR (a)................          37,381        998,447
                                               ------------
TOTAL BRAZIL................                     92,025,392
                                               ------------
CHILE -- 6.7%
Almendral SA................       2,708,889        254,464
Antarchile SA...............          43,144        715,996
Banco de Credito e
  Inversiones...............          29,856        798,880
CAP SA......................          21,635        985,492
Cencosud SA ADR (d).........          16,469        743,050
Companhia de
  Telecomunicaciones de
  Chile SA ADR..............          78,773        453,732
Companhia General de
  Electricidad..............         116,049        746,572
Empresa Nacional de
  Electricidad SA ADR.......          21,039        899,628
Empresas CMPC SA............          27,550        836,512
Empresas COPEC SA...........          81,659      1,022,771
Enersis SA ADR..............          43,652        680,098
Lan Airlines SA ADR (a).....          29,520        302,285
SACI Falabella..............         245,870      1,035,365
                                               ------------
TOTAL CHILE.................                      9,474,845
                                               ------------
COLUMBIA -- 1.3%
BanColombia SA ADR..........          57,262      1,797,454
                                               ------------
MEXICO -- 20.4%
Alfa SAB de CV (a)..........          79,755        570,853
America Movil SAB de CV
  (a).......................       3,068,195      8,114,358
Cemex SAB de CV.............       1,228,334      3,043,491
Corp GEO SAB de CV (b)......         106,059        355,220
Desarrolladora Homex SAB de
  CV (b)....................          52,246        509,543
Empresas ICA SAB de CV (b)..          95,094        596,013
Fomento Economico Mexicano
  SAB de CV.................         394,150      1,795,599
Grupo Aeroportuario del
  Sureste SAB de CV (a).....         115,205        597,618
Grupo Bimbo SAB de CV (a)...         128,357        845,851
Grupo Carso SA de CV........         126,881        592,306
Grupo Financiero Banorte SAB
  de CV (a).................         279,450      1,315,378
Grupo Iusacell SA de CV
  (b).......................          11,714        113,687

SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Grupo Mexico SAB de CV......         703,908   $  1,598,588
Grupo Modelo SAB de CV......         231,573      1,179,694
Grupo Televisa SA ADR (a)...           1,920         45,350
Grupo Televisa SA de CV
  (a).......................         250,994      1,189,473
Impulsora Del Desarrollo Y
  El Empleo en America
  Latina SA de CV (a)(b)....         308,613        485,814
Kimberly-Clark de Mexico SAB
  de CV.....................         174,993        713,304
Telefonos de Mexico SA de
  CV........................       1,205,936      1,432,552
Telmex Internacional SAB de
  CV (b)....................       1,205,936        978,442
TV Azteca SA de CV..........         570,486        364,867
Urbi Desarrollos Urbanos SA
  de CV (a)(b)..............         132,093        457,029
Wal-Mart de Mexico SAB de CV
  (a).......................         494,964      1,963,764
                                               ------------
TOTAL MEXICO................                     28,858,794
                                               ------------
PERU -- 3.4%
Companhia de Minas
  Buenaventura SA...........          19,115      1,257,811
Companhia Minera Milpo SA...         117,674        288,885
Credicorp, Ltd. ............          16,834      1,382,408
Minsur SA...................         146,970        420,692
Southern Copper Corp. (a)...          10,750      1,146,273
Volcan Cia Minera SA........         144,807        273,083
                                               ------------
TOTAL PERU..................                      4,769,152
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $125,415,163).......                    140,816,042
                                               ------------
SHORT TERM INVESTMENTS -- 15.6%
UNITED STATES -- 15.6%
MONEY MARKET FUNDS  -- 15.6%
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f)..........      21,856,986     21,856,986
STIC Prime Portfolio........         220,496        220,496
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $22,077,482)........                     22,077,482
                                               ------------
TOTAL INVESTMENT -- 115.3%
  (Cost $147,492,645).......                    162,893,524
OTHER ASSETS AND
  LIABILITIES -- (15.3)%....                    (21,698,027)
                                               ------------
NET ASSETS -- 100.0%........                   $141,195,497
                                               ============





  (a) Security, or portion thereof, was on loan at June 30, 2008.

  (b) Non-income producing security.

  (c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.

  (d) Security purchased pursuant to Rule 144A of the securities Act of 1933. These securities which represent 0.53% of net assets as of June 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  (e) Affiliated Fund managed by SSgA Funds Management, Inc.

  (f) Investments of cash collateral for securities loaned.

   ADR = American Depositary Receipt

   GDR = Global Depositary Receipt

SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
JUNE 30, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Metals & Mining.......................       24.2%
Oil, Gas & Consumable Fuels...........       18.7
Commercial Banks......................       15.5
Wireless Telecommunication Services...        6.6
Beverages.............................        3.6
Diversified Telecommunication
  Services............................        3.5
Electric Utilities....................        3.4
Food & Staples Retailing..............        2.4
Construction Materials................        2.2
Industrial Conglomerates..............        2.1
Energy Equipment & Services...........        2.0
Paper & Forest Products...............        2.0
Food Products.........................        1.8
Household Durables....................        1.7
Multiline Retail......................        1.6
Media.................................        1.4
Independent Power Producers & Energy
  Traders.............................        1.2
Diversified Financial Services........        1.1
Transportation Infrastructure.........        0.9
Construction & Engineering............        0.8
Household Products....................        0.5
Airlines..............................        0.5
Tobacco...............................        0.4
Water Utilities.......................        0.4
Aerospace & Defense...................        0.4
Building Products.....................        0.3
Internet & Catalog Retail.............        0.2
Biotechnology.........................        0.2
Chemicals.............................        0.1
Real Estate Management & Development..        0.0**
Short Term Investments................       15.6
Other Assets and Liabilities..........      (15.3)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

   ** Amount shown represents less than 0.05% of net assets.

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------
COMMON STOCKS -- 98.6%
EGYPT -- 6.6%
Commercial International
  Bank.......................        139,928   $  2,245,572
Eastern Tobacco..............         22,502      1,393,770
Egyptian Financial Group-
  Hermes Holding.............        123,069      1,108,320
Egyptian Kuwait Holding
  Co. .......................        274,426        820,534
Orascom Construction
  Industries.................         31,343      2,159,050
Orascom Telecom Holding SAE
  GDR (b)....................         34,750      2,224,000
Sidi Kerir Petrochemicals
  Co. .......................        132,438        497,660
Suez Cement Co. .............         67,223        630,876
Telecom Egypt................        216,711        667,085
                                               ------------
TOTAL EGYPT..................                    11,746,867
                                               ------------
ISRAEL -- 24.2%
Africa-Israel Investments,
  Ltd. ......................            990         60,402
Alvarion, Ltd. (a) (b).......         47,670        336,550
Bank Hapoalim BM.............        532,779      2,352,074
Bank Leumi Le-Israel BM......        521,758      2,600,886
Bezeq Israeli
  Telecommunication Corp.,
  Ltd. ......................        571,927      1,126,731
Cellcom Israel, Ltd. ........          2,314         79,162
Check Point Software
  Technologies (a)(b)........         71,855      1,700,808
Delek Automotive Systems,
  Ltd. ......................        102,454      1,636,132
Delek Group, Ltd. ...........          4,212        641,201
Elbit Imaging, Ltd. .........          1,075         44,988
Elbit Systems, Ltd. .........         34,082      2,024,482
Gazit Globe, Ltd. ...........         59,627        619,381
Harel Insurance Investments &
  Finances, Ltd. ............          1,031         49,363
Israel Chemicals, Ltd. ......        259,293      6,036,999
Israel Discount Bank, Ltd.
  (a)........................        376,511        832,783
Makhteshim-Agan Industries,
  Ltd. ......................        175,346      1,631,953
Mellanox Technologies, Ltd.
  (a)(b).....................         34,742        470,407
Mizrahi Tefahot Bank, Ltd. ..        140,770      1,115,605
NICE Systems, Ltd. (a).......         27,729        827,611
Ormat Industries, Ltd. ......          5,054         65,669
Partner Communications
  Company, Ltd. .............          6,121        145,710
RADVision, Ltd. (a)(b).......         19,142        116,575
Syneron Medical, Ltd.
  (a)(b).....................         14,198        233,415
Teva Pharmaceutical
  Industries, Ltd. ..........        350,807     16,042,157
The Israel Corp., Ltd. (a)...          1,336      2,070,508
                                               ------------
TOTAL ISRAEL.................                    42,861,552
                                               ------------
JORDAN -- 4.8%
Arab Bank PLC................        189,540      5,803,365
Jordanian Electric Power
  Co. .......................        244,644      2,288,299
United Arab Investors (a)....         86,521        343,517
                                               ------------
TOTAL JORDAN.................                     8,435,181
                                               ------------
MOROCCO -- 8.0%
Attijariwafa Bank............          7,984      3,583,684
Banque Centrale Populaire....          2,541        861,167
Banque Marocaine du Commerce
  Exterieur..................         10,192      4,322,942
Banque Marocaine pour le
  Commerce et l'Industrie....          6,397        972,921
Ciments du Maroc.............          3,873      1,116,422
Douja Promotion Groupe Addoha
  SA.........................          2,069        608,333
ONA SA.......................         10,752      2,771,701
                                               ------------
TOTAL MOROCCO................                    14,237,170
                                               ------------
NIGERIA -- 1.5%
Guaranty Trust Bank GDR......        228,352      2,639,749
                                               ------------
SOUTH AFRICA -- 53.5%
ABSA Group, Ltd. ............        139,231      1,458,625
African Bank Investments,
  Ltd. ......................        278,863        840,705
African Rainbow Minerals,
  Ltd. ......................         44,759      1,600,956
Anglo Platinum, Ltd. ........         24,689      4,122,113
AngloGold Ashanti, Ltd. .....         63,568      2,183,179
Aquarius Platinum, Ltd. .....        130,485      2,091,759
ArcelorMittal South Africa,
  Ltd. ......................         76,940      2,191,785
Aspen Pharmacare Holdings,
  Ltd. ......................        239,753        973,940
Aveng, Ltd. .................        130,888        969,770
Avusa, Ltd. (a)..............         57,277        158,775
Barloworld, Ltd. ............         78,902        806,341
Bidvest Group, Ltd. .........        127,775      1,605,808
Discovery Holdings, Ltd. ....         31,863         88,326
ElementOne, Ltd. ............         70,515        108,004
Eqstra Holdings, Ltd. (a)....         62,097         99,553
FirstRand, Ltd. .............      2,180,668      3,704,947
Foschini, Ltd. ..............        107,065        404,153
Fountainhead Property Trust..      1,019,055        593,613
Freeworld Coatings, Ltd. ....         20,340         19,098
Gold Fields, Ltd. ...........        190,453      2,420,760
Grindrod, Ltd. ..............        288,658        967,952
Growthpoint Properties,
  Ltd. ......................        570,664        809,178
Harmony Gold Mining Co., Ltd.
  (a)........................         66,067        801,769
Hyprop Investments, Ltd. ....        137,997        552,647
Impala Platinum Holdings,
  Ltd. ......................        238,896      9,429,925
Imperial Holdings, Ltd. .....         64,541        434,910
Investec, Ltd. ..............         92,400        557,128
JD Group, Ltd. ..............         67,346        225,830
Kumba Iron Ore, Ltd. ........         35,676      1,435,581
Massmart Holdings, Ltd. .....        107,768        849,407
Metorex, Ltd. (a)............        204,741        604,168
MTN Group, Ltd. .............        666,491     10,599,967
Murray & Roberts Holdings,
  Ltd. ......................        147,251      1,636,321
Mvelaphanda Resources, Ltd.
  (a)........................         74,461        617,801
Naspers, Ltd. ...............        150,597      3,289,677
Nedbank Group, Ltd. .........        201,291      2,364,378
Netcare, Ltd. ...............        745,403        699,873
Pick'n Pay Stores, Ltd. .....        192,814        665,033
Pretoria Portland Cement Co.,
  Ltd. ......................         21,371         78,324
PSG Group, Ltd. .............        123,999        282,271
Remgro, Ltd. ................        197,452      4,739,463
Reunert, Ltd. ...............        101,819        637,332
RMB Holdings, Ltd. ..........        375,875      1,008,332
Sanlam, Ltd. ................        854,941      1,812,947
Sappi, Ltd. .................        106,464      1,291,334
Sasol, Ltd. .................        171,262     10,085,625
Shoprite Holdings, Ltd. .....        265,472      1,339,204
Standard Bank Group, Ltd. ...        402,870      3,926,724
Steinhoff International
  Holdings, Ltd. ............        521,423      1,060,411
Sun International, Ltd. .....         47,731        536,567
Super Group, Ltd. ...........        382,289        250,036
Telkom SA, Ltd. .............         98,214      1,775,296
Tiger Brands, Ltd. ..........         85,783      1,545,116
Truworths International,
  Ltd. ......................        249,840        732,463
Woolworths Holdings, Ltd. ...        445,022        579,859
                                               ------------
TOTAL SOUTH AFRICA...........                    94,665,059
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $183,946,622)........                   174,585,578
                                               ------------
RIGHTS -- 0.4%
MOROCCO -- 0.3%
Douja Promotion Groupe Addoha
  SA (expiring 4/7/15) (a)...          1,688        495,847
                                               ------------

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------
SOUTH AFRICA -- 0.1%
Anglogold Ashanti, Ltd.
  (expiring 07/02/08)(a)(f)..         15,070   $    144,094
                                               ------------
TOTAL RIGHTS --
  (Cost $398,645)............                       639,941
                                               ------------
SHORT TERM INVESTMENTS -- 1.6%
UNITED STATES -- 1.6%
MONEY MARKET FUNDS -- 1.6%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e)...........      2,296,794      2,296,794
STIC Prime Portfolio.........        679,826        679,826
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $2,976,620)..........                     2,976,620
                                               ------------
TOTAL INVESTMENTS -- 100.6%
  (Cost $187,321,887)........                   178,202,139
OTHER ASSETS AND
  LIABILITIES -- (0.6)%......                    (1,115,649)
                                               ------------
NET ASSETS -- 100.0%.........                  $177,086,490
                                               ============




  (a) Non-income producing security.

  (b) Security, or portion thereof, was on loan at June 30, 2008.

  (c) Amount shown represents less than 0.05% of net assets.

  (d) Affiliated Fund managed by SSgA Funds Management, Inc.

  (e) Investments of cash collateral for securities loaned.

  (f) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.

   GDR = Global Depositary Receipt

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
JUNE 30, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Commercial Banks......................       18.5%
Metals & Mining.......................       15.7
Pharmaceuticals.......................        9.7
Diversified Financial Services........        8.1
Wireless Telecommunication Services...        6.1
Chemicals.............................        5.8
Oil, Gas & Consumable Fuels...........        5.7
Industrial Conglomerates..............        4.2
Diversified Telecommunication
  Services............................        3.4
Media.................................        1.9
Specialty Retail......................        1.8
Construction & Engineering............        1.8
Food & Staples Retailing..............        1.6
Capital Markets.......................        1.4
Electric Utilities....................        1.3
Real Estate Management & Development..        1.1
Aerospace & Defense...................        1.1
Insurance.............................        1.1
Construction Materials................        1.0
Household Durables....................        1.0
Software..............................        1.0
Food Products.........................        0.9
Tobacco...............................        0.8
Paper & Forest Products...............        0.7
Communications Equipment..............        0.7
Electronic Equipment & Instruments....        0.6
Marine................................        0.5
Health Care Providers & Services......        0.4
Multiline Retail......................        0.3
Hotels, Restaurants & Leisure.........        0.3
Distributors..........................        0.2
Health Care Equipment & Supplies......        0.1
Internet Software & Services..........        0.1
Trading Companies & Distributors......        0.1
Electrical Equipment..................        0.0**
Short Term Investments................        1.6
Other Assets and Liabilities..........       (0.6)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

   ** Amount represents less than 0.05% of net assets.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMON STOCKS -- 98.1%
AUSTRALIA -- 6.2%
Abacus Property Group (a).....         26,120   $    28,826
Alesco Corp, Ltd. (a).........          2,872        19,017
Alumina, Ltd. (a).............          3,843        17,481
AMP, Ltd. ....................          3,570        22,920
Ansell, Ltd. .................          2,454        21,807
APA Group (a).................         10,402        26,054
Aristocrat Leisure, Ltd. (a)..          1,740        10,720
Asciano Group (a).............          1,932         6,434
Australia & New Zealand
  Banking Group, Ltd. ........          1,741        31,276
Babcock & Brown, Ltd. ........            911         6,557
BHP Billiton, Ltd. ...........          5,023       210,648
Billabong International, Ltd.
  (a).........................          1,566        16,230
BlueScope Steel, Ltd. ........          2,143        23,321
Brambles, Ltd. ...............          3,658        30,646
Bunnings Warehouse Property
  Trust.......................         28,146        46,188
Carindale Property Trust......         19,520        70,246
Commonwealth Bank of
  Australia...................          1,403        54,084
Computershare, Ltd. ..........          2,305        20,372
ConnectEast Group.............         21,533        17,771
CSL, Ltd. ....................          1,138        38,987
CSR, Ltd. ....................          7,120        16,740
DUET Group....................         16,744        41,456
Envestra, Ltd. ...............         73,281        45,007
GWA International, Ltd. (a)...          7,724        18,531
Harvey Norman Holdings,
  Ltd. .......................          5,783        17,148
Hills Industries, Ltd. (a)....          6,046        18,509
Insurance Australia Group,
  Ltd. .......................          4,397        14,642
Lend Lease Corp., Ltd. .......          1,416        12,977
Macquarie Airports............          4,305         8,510
Macquarie Group, Ltd. (a).....            502        23,432
Mirvac Real Estate Investment
  Trust.......................         42,925        25,540
National Australia Bank,
  Ltd. .......................          1,759        44,733
Newcrest Mining, Ltd. ........          1,115        31,351
Oxiana, Ltd. (b)..............          4,048        10,139
Perpetual, Ltd. (a)...........            359        14,735
Rio Tinto, Ltd. (a)...........            479        62,286
Sonic Healthcare, Ltd. .......          1,833        25,594
Suncorp-Metway, Ltd. .........          1,986        24,853
Tattersall's, Ltd. (a)........          5,199        11,725
Thakral Holdings Group........         50,669        40,845
Toll Holdings, Ltd. ..........          2,288        13,218
Wesfarmers, Ltd. (a)..........            840        30,068
Wesfarmers, Ltd. PPS..........            154         5,561
Westpac Banking Corp. ........          1,836        35,238
Woodside Petroleum, Ltd. .....          1,067        69,116
Woolworths, Ltd. .............          1,754        41,155
WorleyParsons, Ltd. ..........            679        24,670
                                                -----------
TOTAL AUSTRALIA...............                    1,447,364
                                                -----------
AUSTRIA -- 0.4%
Erste Bank der
  Oesterreichischen Sparkassen
  AG (a)......................            379        23,611
OMV AG........................            467        36,686
voestalpine AG (a)............            282        23,170
                                                -----------
TOTAL AUSTRIA.................                       83,467
                                                -----------
BELGIUM -- 0.8%
Bekaert NV....................            150        23,172
Delhaize Group................            227        15,290
Dexia (a).....................          1,238        19,817
Gimv NV (a)...................            334        22,049
InBev NV......................            418        29,030
KBC Groep NV..................            324        36,004
UCB SA........................            465        17,221
Umicore.......................            567        28,051
                                                -----------
TOTAL BELGIUM.................                      190,634
                                                -----------
CANADA -- 8.3%
AGF Management, Ltd. (Class
  B)..........................            637        13,788
Agrium, Inc. .................            447        48,443
Bank of Montreal..............            721        30,203
Bank of Nova Scotia (a).......          1,032        47,473
Barrick Gold Corp. ...........          1,684        77,366
Bombardier, Inc. (b)..........          3,364        24,570
Brookfield Asset Management,
  Inc. (Class A)..............            862        28,123
Brookfield Infrastructure
  Partners LP.................             16           314
CAE, Inc. ....................          1,022        11,605
Cameco Corp. (a)..............            713        30,782
Canadian Imperial Bank of
  Commerce (a)................            577        31,905
Canadian National Railway
  Co. ........................            888        42,870
Canadian Natural Resources,
  Ltd. .......................            899        89,355
Canadian Oil Sands Trust......            821        44,507
Canadian Pacific Railway,
  Ltd. .......................            422        28,160
Canadian Western Bank (a).....          1,012        24,688
CGI Group, Inc. (b)...........          2,086        20,890
Crescent Point Energy Trust...          1,290        51,343
EnCana Corp. .................          1,200       110,425
Fairfax Financial Holdings,
  Ltd. (a)....................             52        13,377
First Quantum Minerals,
  Ltd. .......................            200        13,868
Gildan Activewear, Inc. (b)...            577        14,906
Goldcorp, Inc. ...............          1,346        62,368
Husky Energy, Inc. ...........            709        34,117
Imperial Oil, Ltd. ...........            713        39,468
International Royalty Corp....          3,601        19,308
Kinross Gold Corp. ...........          1,374        32,639
Magna International, Inc.
  (Class A)...................            324        19,378
Manulife Financial Corp. .....          1,959        68,856
MDS, Inc. (b).................          1,074        17,541
Nexen, Inc. ..................            819        32,823
Nortel Networks, Corp.
  (a)(b)......................          1,452        11,950
OPTI Canada, Inc. (b).........          1,026        23,361
Petro-Canada..................            965        54,321
Potash Corp of Saskatchewan...            538       125,449
Research In Motion, Ltd. (b)..            742        87,536
Rogers Communications, Inc.
  (Class B) (a)...............            894        34,859
Royal Bank of Canada (a)......          1,566        69,953
Russel Metals, Inc. ..........            817        24,328
Shaw Communications, Inc. ....            967        19,844
Sherritt International Corp.
  (a).........................          1,114        16,855
Sun Life Financial, Inc. .....            811        33,534
Suncor Energy, Inc. ..........          1,522        88,810
Talisman Energy, Inc. ........          2,033        45,247
Teck Cominco, Ltd. (Class B)..            880        42,649
TELUS Corp. (Non-Voting)......            395        16,154
TMX Group, Inc. ..............            488        20,250
Toronto-Dominion Bank (a).....          1,176        74,474
TransCanada Corp. (a).........          1,001        38,972
WesternZagros Resources, Ltd.
  (b).........................            326           958
                                                -----------
TOTAL CANADA..................                    1,954,963
                                                -----------
CHINA -- 2.0%
Bank of East Asia, Ltd. ......          4,110        22,323
Chong Hing Bank, Ltd. ........          8,000        19,022
Dah Sing Banking Group,
  Ltd. .......................         10,070        17,874
Dah Sing Financial Holdings,
  Ltd. .......................          1,600        12,907

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Esprit Holdings, Ltd. ........          2,400   $    24,931
Giordano International,
  Ltd. .......................         48,000        19,699
Hang Lung Group, Ltd. ........          8,000        35,550
Hang Lung Properties, Ltd. ...          8,000        25,649
Hong Kong Exchanges and
  Clearing, Ltd. .............          2,200        32,164
Hong Kong Land Holdings,
  Ltd. .......................          5,000        21,200
Hopewell Holdings.............          4,000        14,210
Hysan Development Co., Ltd. ..          8,268        22,691
Li & Fung, Ltd. ..............          8,000        24,110
New World Development Co.,
  Ltd. .......................         10,056        20,480
Pacific Basin Shipping,
  Ltd. .......................         16,000        22,859
Sino Land Co., Ltd. ..........          8,079        16,060
Swire Pacific, Ltd. ..........          2,000        20,455
The Link REIT.................          9,668        22,020
Transport International
  Holdings, Ltd. .............          4,800        20,930
Wheelock & Co., Ltd. .........         12,000        32,164
Wing Hang Bank, Ltd. .........          2,000        26,496
                                                -----------
TOTAL CHINA...................                      473,794
                                                -----------
DENMARK -- 1.0%
A P Moller -- Maersk A/S......              4        49,013
Bang & Olufsen A/S (Class B)..            159         6,433
DSV A/S.......................          1,088        26,088
FLSmidth & Co. A/S............            200        21,971
Forstaedernes Bank A/S........            513        11,705
GN Store Nord A/S (a)(b)......          1,687         8,090
Novo-Nordisk A/S (Class B)....            844        55,275
SimCorp A/S...................             78        14,105
Vestas Wind Systems A/S (b)...            365        47,809
                                                -----------
TOTAL DENMARK.................                      240,489
                                                -----------
FINLAND -- 2.0%
Amer Sports Oyj (Class A)(a)..          1,098        16,573
Elisa Oyj.....................            659        13,840
Fortum Oyj....................            878        44,626
Kemira Oyj (a)................            899        11,360
Kesko Oyj (Class B)...........            406        13,158
Kone Oyj (Class B)............            863        30,376
Konecranes Oyj................            565        23,412
Lassila & Tikanoja Oyj........            878        21,538
Metso Oyj.....................            422        19,262
Neste Oil Oyj.................            699        20,617
Nokia Oyj.....................          3,048        74,387
Pohjola Bank PLC..............          1,284        22,294
Rautaruukki Oyj...............            349        15,979
Sampo Oyj (Class A)...........            842        21,292
SanomaWSOY Oyj (a)............            847        18,776
Stockmann Oyj Abp (Class
  B)(a).......................            561        21,699
Stora Enso Oyj................          1,416        13,297
UPM-Kymmene Oyj...............          1,042        17,074
Uponor Oyj (a)................            519         7,637
Wartsila Oyj (Class B)........            302        19,009
YIT Oyj.......................            621        15,635
                                                -----------
TOTAL FINLAND.................                      461,841
                                                -----------
FRANCE -- 8.2%
Accor SA (a)..................            386        25,804
Air France-KLM (a)............            391         9,388
Air Liquide SA................            339        44,796
Alcatel-Lucent (a)(b).........          3,624        22,040
Alstom (a)....................            177        40,902
AXA...........................          2,517        74,792
BNP Paribas SA (a)............          1,032        93,558
Bourbon SA (a)................            298        18,541
Bouygues SA...................            451        29,958
CA Ile de France CCI..........            164        15,682
Cap Gemini SA.................            302        17,815
Carrefour SA..................            924        52,351
Casino Guichard-Perrachon SA
  (a).........................            190        21,554
Cie de Saint-Gobain (a).......            553        34,625
Cie Generale de Geophysique-
  Veritas (b).................            390        18,465
Cie Generale des
  Etablissements Michelin
  (a).........................            272        19,559
Credit Agricole SA (a)........          1,184        24,214
Electricite de France.........            324        30,802
Essilor International SA......            503        30,781
France Telecom SA.............          2,594        76,467
Groupe Danone (a).............            677        47,573
Guyenne et Gascogne SA........            195        24,437
Hermes International (a)......            154        24,263
L'Oreal SA....................            349        37,996
Lafarge SA....................            256        39,281
Lagardere SCA (a).............            415        23,650
LVMH Moet Hennessy Louis
  Vuitton SA (a)..............            297        31,155
Nexans SA.....................            118        14,570
Pernod -- Ricard SA (a).......            368        37,832
PPR (a).......................            150        16,709
PSA Peugeot Citroen (a).......            345        18,748
Publicis Groupe...............            477        15,467
Renault SA (a)................            313        25,693
Rhodia SA (a).................            493         9,103
Sanofi-Aventis................          1,346        89,981
Schneider Electric SA (a).....            375        40,537
Societe Generale..............            559        48,696
Sodexho Alliance SA...........            277        18,208
Suez SA.......................          1,895       129,100
Technip SA (a)................            313        28,992
Thomson.......................          1,476         7,721
Total SA......................          3,248       277,362
Unibail-Rodamco (a)...........            144        33,333
Valeo SA (a)..................            334        10,735
Vallourec SA..................             93        32,662
Veolia Environnement..........            629        35,310
Vinci SA (a)..................            734        45,098
Vivendi Universal SA..........          1,797        68,233
                                                -----------
TOTAL FRANCE..................                    1,934,539
                                                -----------
GERMANY -- 7.2%
Adidas AG (a).................            463        29,260
Allianz SE....................            643       113,364
BASF AG.......................          1,230        84,920
Bayer AG......................          1,146        96,526
Bayerische Motoren Werke AG...            525        25,270
Bilfinger Berger AG (a).......            175        15,256
Commerzbank AG................          1,082        32,117
Continental AG................            272        27,971
Daimler AG....................          1,453        89,923
Deutsche Bank AG..............            740        63,950
Deutsche Boerse AG............            349        39,420
Deutsche Post AG..............          1,264        33,059
Deutsche Telekom AG...........          4,426        72,523
E.ON AG.......................            975       196,859
Fresenius Medical Care AG &
  Co. KGaA....................            415        22,891
GEA Group AG..................            627        22,168
Hochtief AG...................            150        15,270

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Hypo Real Estate Holding AG
  (a).........................            333   $     9,381
Infineon Technologies AG (b)..          2,043        17,800
IVG Immobilien AG.............            349         6,884
Lanxess AG....................            359        14,751
Linde AG (a)..................            216        30,391
MAN AG........................            211        23,440
Merck KGaA....................            159        22,619
Muenchener Rueckversicherungs-
  Gesellschaft AG.............            359        62,931
Puma AG Rudolf Dassler Sport..             24         8,060
Rheinmetall AG................            184        13,309
RWE AG........................            740        93,541
Salzgitter AG.................            108        19,807
SAP AG (a)....................          1,416        74,202
Siemens AG....................          1,306       145,107
ThyssenKrupp AG...............            621        39,019
TUI AG (a)....................            776        17,997
Volkswagen AG (a).............            338        97,603
Wincor Nixdorf AG.............            268        18,672
                                                -----------
TOTAL GERMANY.................                    1,696,261
                                                -----------
GREECE -- 0.4%
Hellenic Telecommunications
  Organization SA ADR (a).....          2,758        32,820
National Bank of Greece SA ADR
  (a).........................          7,664        68,443
                                                -----------
TOTAL GREECE..................                      101,263
                                                -----------
IRELAND -- 0.8%
Anglo Irish Bank Corp PLC.....          1,467        13,752
Bank of Ireland...............          1,461        12,713
C&C Group PLC.................          1,215         6,738
CRH PLC.......................            896        26,399
DCC PLC.......................            637        15,907
Elan Corp. PLC (b)............             11           396
Elan Corp. PLC (b)............            745        25,941
Grafton Group PLC (b).........          1,480         8,628
Independent News & Media PLC..          4,457        10,955
Kingspan Group PLC............            631         6,131
Ryanair Holdings PLC ADR
  (a)(b)......................          1,435        41,141
United Drug PLC...............          4,844        26,941
                                                -----------
TOTAL IRELAND.................                      195,642
                                                -----------
ITALY -- 3.3%
Assicurazioni Generali SpA....          1,642        63,046
Atlantia SpA (a)..............            833        25,238
Banca Italease SpA (b)........            338         3,235
Banca Piccolo Credito
  Valtellinese Scarl..........          1,807        19,004
Banca Popolare dell'Etruria e
  del Lazio Scrl (a)..........          1,884        19,532
Banca Popolare di Milano
  Scarl.......................          1,598        15,006
Banco Popolare Societa
  Cooperativa Scarl...........            816        14,502
Davide Campari-Milano SpA.....          2,244        18,774
Enel SpA......................          5,177        49,266
Eni SpA.......................          3,287       122,738
Fiat SpA......................          1,507        24,717
Finmeccanica SpA..............            790        20,761
Fondiaria -Sai SpA............            395        13,094
IFIL Investments SpA..........          2,500        16,267
Intesa Sanpaolo SpA...........         14,712        84,084
Parmalat SpA..................          8,250        21,577
Pirelli & C. SpA..............         35,897        24,744
Saipem SpA....................            888        41,735
Seat Pagine Gialle SpA (a)....         34,673         3,622
Societa Cattolica di
  Assicurazioni Scrl (a)......            431        19,014
Telecom Italia SpA............         19,749        39,828
UniCredito Italiano SpA.......         15,502        94,949
Unione di Banche Italiane
  Scpa........................          1,376        32,281
                                                -----------
TOTAL ITALY...................                      787,014
                                                -----------
JAPAN -- 18.4%
Advantest Corp. (a)...........            700        14,759
Aeon Co., Ltd. (a)............          1,600        19,788
Aoyama Trading Co., Ltd. .....            800        14,754
Asahi Breweries, Ltd. (a).....          1,200        22,437
Asahi Kasei Corp. ............          4,000        20,980
Astellas Pharma, Inc. ........            800        33,961
Bridgestone Corp. (a).........          1,200        18,373
Canon, Inc. (a)...............          1,700        87,562
Casio Computer Co., Ltd. .....          1,200        13,686
Central Japan Railway Co. ....              4        44,149
Chubu Electric Power Co.,
  Inc. .......................          1,200        29,319
Chugai Pharmaceutical Co.,
  Ltd. (a)....................            880        14,104
Cosmo Oil Co., Ltd. ..........          4,000        14,490
Credit Saison Co., Ltd. ......            800        16,829
CSK Holdings Corp. ...........            600        11,830
Daiichi Sankyo Co., Ltd. .....          1,200        33,112
Daikin Industries, Ltd. (a)...            800        40,451
Daito Trust Construction Co.,
  Ltd. .......................            400        19,433
Daiwa Securities Group,
  Inc. .......................          4,000        36,828
Denso Corp. ..................            800        27,546
Dentsu, Inc. (a)..............              6        12,735
East Japan Railway Co. .......              4        32,640
Eisai Co., Ltd. (a)...........            400        14,150
Fanuc, Ltd. ..................            400        39,130
FUJIFILM Holdings Corp. ......            800        27,546
Fujitsu, Ltd. ................          5,000        37,168
Fukuoka Financial Group,
  Inc. .......................          4,000        18,075
Hankyu Hanshin Holdings,
  Inc. .......................          4,000        16,829
Hitachi, Ltd. ................          5,000        36,130
Honda Motor Co., Ltd. (a).....          2,000        68,110
Hoya Corp. ...................            800        18,527
Ibiden Co., Ltd. .............            400        14,565
Isetan Mitsukoshi Holdings,
  Ltd. .......................          1,500        16,089
Ishikawajima-Harima Heavy
  Industries Co., Ltd. .......          7,000        14,197
Isuzu Motors, Ltd. ...........          4,000        19,282
Itochu Corp. .................          4,000        42,677
Japan Digital Laboratory Co.,
  Ltd. .......................          1,600        19,093
Japan Tobacco, Inc. ..........              7        29,914
JFE Holdings, Inc. ...........            800        40,375
JSR Corp. ....................            800        15,924
Kajima Corp. .................          6,000        20,999
Kawasaki Heavy Industries,
  Ltd. .......................          5,000        13,348
KDDI Corp. ...................              4        24,754
Kintetsu Corp. (a)............          8,000        25,131
Kiyo Holdings, Inc. ..........         12,000        19,244
Kobe Steel, Ltd. .............          4,000        11,471
Komatsu, Ltd. ................          1,600        44,677
Konica Minolta Holdings,
  Inc. .......................          2,000        33,829
Kubota Corp. .................          4,000        28,791
Kurita Water Industries,
  Ltd. .......................            800        29,659
Kyocera Corp. (a).............            400        37,734
Leopalace21 Corp. ............            600         8,603
Marubeni Corp. ...............          4,000        33,470
Matsushita Electric Industrial
  Co., Ltd. ..................          4,000        86,411
Mediceo Paltac Holdings Co.,
  Ltd. .......................            800        14,746

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Millea Holdings, Inc. ........          1,200   $    46,866
MISUMI Group, Inc. (a)........          1,400        26,084
Mitsubishi Chemical Holdings
  Corp. ......................          2,000        11,660
Mitsubishi Corp. .............          2,200        72,638
Mitsubishi Electric Corp. ....          4,000        43,206
Mitsubishi Heavy Industries,
  Ltd. .......................          8,000        38,187
Mitsubishi Materials Corp. ...          4,000        17,131
Mitsubishi Motors Corp.
  (a)(b)......................         13,000        23,669
Mitsubishi UFJ Financial
  Group, Inc. ................         15,400       136,705
Mitsui & Co., Ltd. ...........          2,000        44,243
Mitsui Chemicals, Inc. .......          4,000        19,735
Mitsui OSK Lines, Ltd. .......          4,000        57,092
Mitsui Sumitomo Insurance
  Group Holdings, Inc. .......          1,100        37,979
Mitsui Trust Holdings, Inc. ..          4,000        23,848
Mizuho Financial Group,
  Inc. .......................             16        74,864
Murata Manufacturing Co.,
  Ltd. .......................            400        18,867
NEC Corp. ....................          5,000        26,225
Nidec Corp. ..................            400        26,678
Nintendo Co., Ltd. ...........            200       113,014
Nippon Mining Holdings,
  Inc. .......................          2,000        12,547
Nippon Oil Corp. .............          4,000        26,904
Nippon Steel Corp. ...........          8,000        43,394
Nippon Telegraph & Telephone
  Corp. ......................              4        19,622
Nippon Yusen KK...............          4,000        38,527
Nissan Motor Co., Ltd. .......          3,200        26,474
Nitto Denko Corp. ............            400        15,396
Nomura Holdings, Inc. ........          2,800        41,549
NTT Data Corp. ...............              5        19,575
NTT DoCoMo, Inc. .............             26        38,262
Obayashi Corp. (a)............          4,000        18,150
ORIX Corp. ...................            160        22,927
Pioneer Corp. (a).............          1,600        12,905
Resona Holdings, Inc. (a).....             12        18,452
Rohm Co., Ltd. ...............            400        23,056
Secom Co., Ltd. ..............            400        19,471
Seven & I Holdings Co.,
  Ltd. .......................          1,400        40,017
Shimizu Corp. (a).............          5,000        23,725
Shin-Etsu Chemical Co.,
  Ltd. .......................            600        37,244
Softbank Corp. ...............          1,300        21,952
Sompo Japan Insurance, Inc. ..          2,000        18,829
Sony Corp. ...................          1,600        70,034
Stanley Electric Co., Ltd. ...          1,000        24,244
Sumitomo Chemical Co., Ltd. ..          4,000        25,244
Sumitomo Corp. ...............          2,000        26,320
Sumitomo Electric Industries,
  Ltd. .......................          1,600        20,346
Sumitomo Metal Industries,
  Ltd. .......................          8,000        35,244
Sumitomo Mitsui Financial
  Group, Inc. (a).............             12        90,449
T&D Holdings, Inc. ...........            400        24,640
Taisei Corp. .................          7,000        16,707
Takeda Pharmaceutical Co.,
  Ltd. .......................          1,200        61,129
TDK Corp. ....................            400        23,999
Teijin, Ltd. (a)..............          4,000        13,735
Terumo Corp. .................            400        20,452
The Akita Bank, Ltd. .........          4,000        18,112
The Aomori Bank, Ltd. ........          8,000        31,319
The Awa Bank, Ltd. ...........          4,000        22,188
The Bank of Iwate, Ltd. ......            400        23,961
The Bank of Okinawa, Ltd. ....            400        14,339
The Bank of Yokohama, Ltd. ...          4,000        27,697
The Chiba Bank, Ltd. .........          4,000        28,074
The Daisan Bank, Ltd. ........         12,000        40,413
The Daishi Bank, Ltd. ........          6,000        26,716
The Eighteenth Bank, Ltd. ....          4,000        14,377
The Furukawa Electric Co.,
  Ltd. .......................          4,000        17,395
The Higo Bank, Ltd. ..........          4,000        24,150
The Hokkoku Bank, Ltd. .......          4,000        15,735
The Hyakugo Bank, Ltd. .......          4,000        23,961
The Musashino Bank, Ltd. .....            400        16,226
The Nanto Bank, Ltd. .........          4,000        19,999
The Ogaki Kyoritsu Bank,
  Ltd. .......................          4,000        22,678
The San-In Godo Bank, Ltd. ...          4,000        35,017
The Shiga Bank, Ltd. .........          4,000        26,565
The Shikoku Bank, Ltd. .......          8,000        33,659
The Sumitomo Trust & Banking
  Co., Ltd. ..................          4,000        27,999
The Toho Bank, Ltd. ..........          8,000        34,338
The Tokyo Electric Power Co.,
  Inc. .......................          1,600        41,206
The Yamagata Bank, Ltd. ......          6,000        35,263
The Yamanashi Chuo Bank,
  Ltd. .......................          4,000        20,980
Tokyo Electron, Ltd. .........            400        23,093
Tokyo Gas Co., Ltd. ..........          4,000        16,150
Tokyu Corp. ..................          4,000        20,791
Toray Industries, Inc. (a)....          4,000        21,471
Toshiba Corp. (a).............          5,000        36,932
Toyota Motor Corp. ...........          3,800       179,595
USS Co., Ltd. ................            320        21,161
Yamada Denki Co., Ltd. .......            280        19,969
                                                -----------
TOTAL JAPAN...................                    4,332,155
                                                -----------
LUXEMBOURG -- 0.6%
ArcelorMittal.................          1,140       112,797
SES...........................            992        25,007
                                                -----------
TOTAL LUXEMBOURG..............                      137,804
                                                -----------
NETHERLANDS -- 4.7%
Aegon NV......................          2,104        27,889
Akzo Nobel NV.................            503        34,601
ASML Holding NV...............            826        20,367
European Aeronautic Defence
  and Space Co. NV (a)........            817        15,498
Fortis........................          2,399        38,402
Fortis VVPR Strip (b).........            592             9
Fugro NV......................            332        28,348
Heineken NV...................            503        25,693
ING Groep NV..................          3,227       102,982
Koninklijke (Royal) Philips
  Electronics NV..............          1,737        59,141
Koninklijke Ahold NV..........          2,269        30,530
Koninklijke DSM NV (a)........            506        29,792
Koninkljike Numico NV (g).....            180        15,570
Randstad Holding NV...........            324        11,333
Reed Elsevier NV..............          1,729        29,175
Royal Dutch Shell PLC (Class
  A)..........................          5,319       218,381
Royal Dutch Shell PLC (Class
  B)..........................          3,895       156,583
Royal KPN NV..................          2,855        49,030
SBM Offshore NV (a)...........            557        20,560
STMicroelectronics NV.........          2,711        28,276
TNT NV........................            790        27,035
Unilever NV (a)...............          2,396        68,068
Unilever PLC..................          2,018        57,390
Wolters Kluwer NV.............            833        19,477
                                                -----------
TOTAL NETHERLANDS.............                    1,114,130
                                                -----------
NEW ZEALAND -- 0.1%
Calan Healthcare Properties
  Trust.......................         30,076        24,951
                                                -----------

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
NORWAY -- 1.0%
DnB NOR ASA...................          1,618   $    20,585
Norsk Hydro ASA...............          1,366        19,953
Norske Skogindustrier ASA
  (a)(b)......................          2,537        11,456
Orkla ASA.....................          2,156        27,683
Petroleum Geo-Services ASA
  (a)(b)......................            386         9,473
StatoilHydro ASA..............          1,769        65,954
Storebrand ASA................          1,419        10,531
Telenor ASA...................          1,290        24,263
Yara International ASA........            591        52,330
                                                -----------
TOTAL NORWAY..................                      242,228
                                                -----------
PORTUGAL -- 0.4%
Banco Comercial Portugues SA
  (a).........................          8,714        18,878
Ibersol, SGPS SA..............          3,580        35,535
Portugal Telecom, SGPS SA
  (a).........................          2,384        27,082
Zon Multimedia Servicos de
  Telecomunicacoes e
  Multimedia SGPS SA (a)......            663         5,515
                                                -----------
TOTAL PORTUGAL................                       87,010
                                                -----------
SINGAPORE -- 1.0%
Ascendas REIT.................         12,000        19,519
CapitaLand, Ltd. .............          5,000        20,977
City Developments Ltd. .......          4,000        31,973
Cosco Corp. Singapore Ltd.
  (a).........................          8,000        18,842
Flextronics International,
  Ltd. (a)(b).................          2,276        21,395
Genting International PLC
  (a)(b)......................         26,000        11,099
Keppel Corp Ltd...............          2,978        24,418
SembCorp Industries, Ltd. ....          6,000        18,371
Singapore Exchange, Ltd. .....          4,000        20,344
Stamford Land Corp, Ltd. .....        120,000        54,760
                                                -----------
TOTAL SINGAPORE...............                      241,698
                                                -----------
SOUTH AFRICA -- 0.0% (D)
Mondi, Ltd. (a)...............            118           731
                                                -----------
SOUTH KOREA -- 3.0%
Hyundai Securities Co.,
  Ltd. .......................          6,020        72,801
KIWOOM Securities Co., Ltd. ..          1,822        65,317
Korea Electric Power Corp.
  ADR.........................          2,851        41,425
KT Corp. ADR..................          2,993        63,811
LG.Philips LCD Co., Ltd. ADR
  (a).........................          2,504        46,775
POSCO ADR (a)(b)..............            908       117,840
Samsung Electronics Co., Ltd.
  GDR (c).....................            741       218,409
SK Telecom Co., Ltd. ADR......          3,389        70,390
                                                -----------
TOTAL SOUTH KOREA.............                      696,768
                                                -----------
SPAIN -- 4.7%
Abertis Infraestructuras SA
  (a).........................          1,362        32,339
Acciona SA (a)................            102        24,243
Acerinox SA (a)...............            765        17,633
ACS Actividades de
  Construccion y Servicios
  (a).........................            509        25,590
Banco Bilbao Vizcaya
  Argentaria SA...............          4,042        77,503
Banco de Andalucia SA.........            247        21,793
Banco de Valencia SA..........            491        24,214
Banco Guipuzcoano SA..........          1,150        17,213
Banco Pastor SA (a)...........          1,026        14,549
Banco Popular Espanol SA (a)..          1,988        27,532
Banco Sabadell SA (a).........          2,851        24,121
Banco Santander Central
  Hispano SA..................          6,965       128,063
Cia Espanola de Petroleos SA
  (a).........................            282        31,323
Ebro Puleva SA (a)............          1,212        23,182
Enagas........................          1,314        37,265
FAES FARMA, S.A. (a)..........            980         9,419
FAES FARMA, S.A. (a)(b).......             91           841
Gamesa Corp. Tecnologica SA...            627        30,841
Gestevision Telecinco SA (a)..            980        12,538
Grupo Ferrovial SA (a)........            227        14,063
Iberdrola SA (a)..............          5,970        80,045
Iberia Lineas Aereas de Espana
  (a).........................          5,761        13,797
Indra Sistemas SA.............          1,090        28,371
Industria de Desino Textil SA
  (a).........................            533        24,572
NH Hoteles SA (a)(b)..........          1,098        15,327
Red Electrica de Espana.......            595        38,764
Repsol YPF SA (a).............          1,679        66,213
Sacyr Vallehermoso SA (a).....            329        10,077
SOS Cuetara SA (a)............          1,863        42,590
Telefonica SA.................          6,512       173,188
Union Fenosa SA (a)...........            451        26,305
                                                -----------
TOTAL SPAIN...................                    1,113,514
                                                -----------
SWEDEN -- 1.8%
Alfa Laval AB.................          1,272        19,824
Assa Abloy AB (Class B) (a)...            965        13,997
Atlas Copco AB (Class B)......          2,712        36,180
Boliden AB....................            719         5,869
Electrolux AB.................            749         9,588
Hennes & Mauritz AB (Class
  B)..........................            719        39,026
Investor AB...................          1,290        27,289
Kinnevik Investment AB........            944        17,772
Nordea Bank AB................          2,989        41,292
Sandvik AB....................          1,910        26,195
Scania AB.....................          1,108        15,196
Securitas AB (Class B)........          1,802        20,970
Skanska AB (Class B)..........          1,140        16,393
Tele2 AB (Class B) (a)........          1,171        22,971
Telefonaktiebolaget LM
  Ericsson (Class B)..........          4,784        49,945
TeliaSonera AB................          3,019        22,384
Volvo AB ADR (a)..............          2,440        28,901
                                                -----------
TOTAL SWEDEN..................                      413,792
                                                -----------
SWITZERLAND -- 6.3%
ABB, Ltd. (b).................          3,323        94,803
Adecco SA.....................            410        20,407
Alcon, Inc. ..................            154        25,070
Bachem Holding AG (Class B)...            282        25,221
Cie Financiere Richemont SA
  (Class A)...................            447        24,970
Clariant AG (b)...............            978         9,957
Credit Suisse Group...........          1,558        71,736
Geberit AG (a)................            112        16,548
Graubuendner Kantonalbank.....             10         9,582
Holcim, Ltd. .................            324        26,321
Julius Baer Holding AG........            359        24,319
Kuehne & Nagel International
  AG..........................            220        20,961
Lonza Group AG................            200        27,822
Nestle SA.....................          5,240       237,462
Nobel Biocare Holding AG......            541        17,718
Novartis AG...................          3,640       201,011
PSP Swiss Property AG (b).....            611        36,410
Roche Holding AG..............          1,109       200,330
SGS SA........................             16        22,965
Sulzer AG.....................            116        14,770
Swatch Group AG (a)...........             93        23,305
Swiss Life Holding (b)........             66        17,689
Swiss Reinsurance.............            490        32,736
Syngenta AG...................            190        61,975

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
UBS AG (b)....................          4,199   $    88,383
Xstrata PLC...................            960        76,880
Zurich Financial Services AG..            198        50,831
                                                -----------
TOTAL SWITZERLAND.............                    1,480,182
                                                -----------
UNITED KINGDOM -- 15.5%
3i Group PLC..................            832        13,660
Amec PLC......................          1,592        28,198
Anglo American PLC............          2,089       146,591
AstraZeneca PLC...............          2,218        94,551
Aviva PLC.....................          3,734        37,230
BAE Systems PLC...............          5,254        46,269
Balfour Beatty PLC............          1,664        14,074
Barclays PLC..................          8,769        50,871
Barratt Developments PLC......          3,062         3,534
BG Group PLC..................          5,100       132,657
BHP Billiton PLC..............          3,441       131,484
BP PLC........................         27,075       314,274
British Airways PLC...........          1,541         6,601
British American Tobacco PLC..          2,054        71,086
British Energy Group PLC......          2,104        29,834
British Land Co. PLC..........            965        13,607
British Sky Broadcasting Group
  PLC.........................          2,420        22,732
BT Group PLC..................         10,994        43,737
Burberry Group PLC............          1,514        13,649
Cable & Wireless PLC..........          4,662        13,991
Cadbury PLC...................          2,020        25,427
Capita Group PLC..............          3,143        43,003
Carnival PLC..................            463        14,789
Centrica PLC..................          5,829        35,991
Compass Group PLC.............          4,117        31,094
Diageo PLC....................          2,962        54,468
Drax Group PLC................          1,247        18,340
DSG International PLC.........          5,663         5,015
Enterprise Inns PLC...........          1,582        12,783
Experian Group, Ltd. .........          3,354        24,948
FirstGroup PLC................          1,484        15,358
Friends Provident PLC.........          5,114        10,402
G4S PLC.......................          4,303        17,341
GKN PLC.......................          2,399        10,647
GlaxoSmithKline PLC...........          7,722       171,045
Hays PLC......................          8,219        14,803
HBOS PLC (b)..................          5,555        30,513
Home Retail Group PLC.........          1,839         7,979
HSBC Holdings PLC.............         14,625       225,789
ICAP PLC......................          1,839        19,837
Imperial Tobacco Group PLC....          2,082        77,525
Inchcape PLC..................          1,660        10,555
Informa PLC...................          1,627        13,373
Intercontinental Hotels Group
  PLC.........................            775        10,380
International Power PLC.......          3,123        26,850
Invensys PLC (b)..............          1,997        10,353
Invesco Ltd. (b)..............              1            24
Investec PLC..................          1,290         7,907
ITV PLC.......................          9,047         8,048
J Sainsbury PLC...............          2,577        16,322
Kingfisher PLC................          4,966        11,099
Land Securities Group PLC.....            724        17,751
Legal & General Group PLC.....          8,636        17,221
Lloyds TSB Group PLC..........          7,857        48,591
LogicaCMG PLC.................          5,944        12,776
Lonmin PLC....................            293        18,607
Man Group PLC.................          2,890        35,890
Marks & Spencer Group PLC.....          2,912        19,038
Michael Page International
  PLC.........................          2,596        12,077
Mondi PLC (a).................            295         1,741
National Express Group PLC....            679        12,864
National Grid PLC.............          3,603        47,361
Next PLC......................            553        10,670
Old Mutual PLC................          9,526        17,593
Pearson PLC...................          1,715        20,974
Persimmon PLC (a).............          1,378         8,666
Prudential PLC................          3,677        39,004
Punch Taverns PLC.............            749         4,666
Reckitt Benckiser PLC.........            957        48,471
Rentokil Initial PLC..........          9,256        18,283
Rio Tinto PLC.................          1,383       165,390
Rolls-Royce Group PLC (b).....          3,385        23,006
Royal & Sun Alliance Insurance
  Group PLC...................          6,320        15,798
Royal Bank of Scotland Group
  PLC.........................         18,000        77,019
SABMiller PLC.................          1,423        32,624
Scottish & Southern Energy
  PLC.........................          1,117        31,189
Serco Group PLC...............          2,963        26,403
Shire, Ltd. ..................          1,212        19,863
Smith & Nephew PLC............          2,897        31,941
Smiths Group PLC..............            878        18,976
Standard Chartered PLC........          1,630        46,388
Standard Life PLC.............          4,116        17,182
Tate & Lyle PLC...............          2,415        19,105
Taylor Wimpey PLC.............          7,785         9,606
Tesco PLC.....................         11,308        83,109
The Sage Group PLC............          4,293        17,856
Thomson Reuters PLC...........            305         8,158
Tomkins PLC...................          4,075        12,246
Tullow Oil PLC................          2,133        40,540
United Business Media PLC.....          1,119        12,148
Virgin Media, Inc. ...........            651         8,860
Vodafone Group................         76,903       228,272
William Hill PLC..............          1,675        10,676
William Morrison Supermarkets
  PLC.........................          5,067        26,849
Willis Group Holdings, Ltd. ..            565        17,724
Wolseley PLC..................          1,238         9,276
WPP Group PLC.................          2,302        22,185
Yell Group PLC................          2,161         3,032
                                                -----------
TOTAL UNITED KINGDOM..........                    3,658,303
                                                -----------
UNITED STATES-- 0.0% (d)
Dr. Pepper Snapple Group, Inc.
  (b).........................             96         2,014
                                                -----------
TOTAL COMMON STOCKS --
  (Cost $24,929,915)..........                   23,112,551
                                                -----------
PREFERRED STOCKS -- 0.3%
GERMANY -- 0.3%
Fresenius SE..................            236        20,402
Henkel KGaA...................            491        19,580
Porsche Automobil Holding SE..            158        24,369
                                                -----------
TOTAL GERMANY.................                       64,351
                                                -----------
ITALY -- 0.0% (d)
Istituto Finanziario
  Industriale SpA (b).........            563        11,221
                                                -----------
TOTAL PREFERRED STOCKS --
  (Cost $87,789)..............                       75,572
                                                -----------

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
RIGHTS -- 0.0% (d)
UNITED KINGDOM -- 0.0% (d)
Barclays PLC
  (expiring 07/17/08)(b)(g)...          1,879   $       355
HBOS PLC
  (expiring 07/18/08)(b)......          2,222           475
                                                -----------
TOTAL RIGHTS --
  (Cost $0)...................                          830
                                                -----------
SHORT TERM INVESTMENTS -- 7.7%
UNITED STATES -- 7.7%
MONEY MARKET FUNDS -- 7.7%
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f)............      1,627,534     1,627,534
STIC Prime Portfolio..........        188,660       188,660
                                                -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $1,816,194)...........                    1,816,194
                                                -----------
TOTAL INVESTMENTS -- 106.1%
  (Cost $26,833,898)..........                   25,005,147
OTHER ASSETS AND
  LIABILITIES -- (6.1)%.......                   (1,443,945)
                                                -----------
NET ASSETS -- 100.0%..........                  $23,561,202
                                                ===========




  (a) Security, or portion thereof, was on loan at June 30, 2008.

  (b) Non-income producing security.

  (c) Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities which represent 0.9% of net assets as of June 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  (d) Amount shown represents less than 0.05% of net assets.

  (e) Affiliated Fund managed by SSgA Funds Management, Inc.

  (f) Investments of cash collateral for securities loaned.

  (g) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.

   ADR = American Depositary Receipt

   GDR = Global Depositary Receipt

   REIT = Real Estate Investment Trust

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
JUNE 30, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Commercial Banks......................       13.2%
Oil, Gas & Consumable Fuels...........        9.7
Metals & Mining.......................        7.1
Pharmaceuticals.......................        5.0
Insurance.............................        4.2
Chemicals.............................        3.4
Diversified Financial Services........        3.1
Diversified Telecommunication
  Services............................        3.0
Electric Utilities....................        2.7
Automobiles...........................        2.6
Capital Markets.......................        2.5
Food Products.........................        2.4
Machinery.............................        2.3
Food & Staples Retailing..............        1.8
Wireless Telecommunication Services...        1.8
Media.................................        1.6
Multi-Utilities.......................        1.6
Electrical Equipment..................        1.6
Industrial Conglomerates..............        1.6
Real Estate Management & Development..        1.5
Commercial Services & Supplies........        1.4
Construction & Engineering............        1.4
Electronic Equipment & Instruments....        1.3
Semiconductors & Semiconductor
  Equipment...........................        1.3
Trading Companies & Distributors......        1.3
Hotels, Restaurants & Leisure.........        1.2
Road & Rail...........................        1.2
Communications Equipment..............        1.0
Beverages.............................        1.0
Household Durables....................        1.0
Software..............................        0.9
Energy Equipment & Services...........        0.9
Marine................................        0.8
Textiles, Apparel & Luxury Goods......        0.8
Auto Components.......................        0.8
Specialty Retail......................        0.8
Tobacco...............................        0.8
Health Care Equipment & Supplies......        0.7
Building Products.....................        0.7
Aerospace & Defense...................        0.6
Computers & Peripherals...............        0.6
IT Services...........................        0.6
Gas Utilities.........................        0.5
Office Electronics....................        0.5
Multiline Retail......................        0.4
Transportation Infrastructure.........        0.4
Construction Materials................        0.4
Health Care Providers & Services......        0.4
Biotechnology.........................        0.3
Air Freight & Logistics...............        0.3
Airlines..............................        0.3
Household Products....................        0.3
Independent Power Producers & Energy
  Traders.............................        0.2
Paper & Forest Products...............        0.2
Consumer Finance......................        0.2
Distributors..........................        0.1
Leisure Equipment & Products..........        0.1
Internet & Catalog Retail.............        0.0**
Short Term Investments................        7.7
Other Assets & Liabilities............       (6.1)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

   ** Amount represents less than 0.05% of net assets.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.1%
AUSTRALIA -- 8.9%
Adelaide Brighton, Ltd.
  (a).......................         256,034   $    921,386
ARC Energy, Ltd. (b)........         594,597        833,083
Ausenco, Ltd. ..............          55,904        820,282
Austar United
  Communications, Ltd. .....         409,252        439,867
Austereo Group, Ltd. .......         549,104        808,864
Australian Wealth
  Management, Ltd. (a)......         342,570        425,728
Australian Worldwide
  Exploration, Ltd. (a)(b)..         382,948      1,528,783
Beach Petroleum, Ltd. (a)...         652,246        838,743
Boom Logistics, Ltd. .......         357,448        241,833
Campbell Brothers, Ltd. ....          38,431      1,006,832
Centennial Coal Co., Ltd.
  (a).......................         299,730      1,610,760
Centro Retail Group.........       1,008,318        304,804
Downer EDI, Ltd. ...........         144,163        950,437
FKP Property Group..........         119,634        562,553
Fleetwood Corp., Ltd. ......         112,574        999,292
Futuris Corp., Ltd. (a).....         571,385        603,162
Healthscope, Ltd. (a).......         147,632        565,283
ING Real Estate Community
  Living Group..............         851,612        367,762
Invocare, Ltd. .............         237,139      1,442,796
IOOF Holdings, Ltd. (a).....         105,542        516,545
JB Hi-Fi, Ltd. (a)..........          75,458        757,442
Just Group, Ltd. ...........         162,002        483,497
Kagara Zinc, Ltd. (a).......         120,042        529,912
Monadelphous Group, Ltd. ...          59,903        755,365
Nufarm, Ltd. ...............          85,343      1,303,838
Oakton, Ltd. ...............         133,153        412,730
Pacific Brands, Ltd. (a)....         419,571        714,688
Pan Australian Resources,
  Ltd. (b)..................         893,235        874,336
PaperlinX, Ltd. ............         277,897        457,363
Programmed Maintenance
  Services, Ltd. ...........         221,650        712,566
Queensland Gas Co., Ltd.
  (b).......................         245,942      1,267,417
Record Realty...............         213,188         14,321
Roc Oil Co., Ltd. (a)(b)....         347,740        562,299
SAI Global, Ltd. ...........         344,024        765,931
Sigma Pharmaceuticals,
  Ltd. .....................         665,782        629,334
Sino Gold Mining, Ltd.
  (a)(b)(c)(e)..............         195,369      1,093,042
Spark Infrastructure Group..         541,403        810,509
Spotless Group, Ltd. (a)....         200,559        498,488
STW Communications Group,
  Ltd. .....................         455,212        596,292
Transfield Services, Ltd. ..          84,234        599,797
WHK Group, Ltd. ............         328,721        353,312
                                               ------------
TOTAL AUSTRALIA.............                     29,981,274
                                               ------------
AUSTRIA -- 1.3%
Austrian Airlines AG (b)....          58,081        334,010
BWIN Interactive
  Entertainment AG (a)(b)...           9,071        252,965
BWT AG......................          12,555        517,867
Eco Business-Immobilien AG
  (b).......................          83,923        952,019
Intercell AG (b)............          23,814      1,178,133
Schoeller-Bleckmann Oilfield
  Equipment AG (a)..........          10,251      1,105,533
                                               ------------
TOTAL AUSTRIA...............                      4,340,527
                                               ------------
BELGIUM -- 0.8%
Barco NV (a)................          13,729        892,700
EVS Broadcast Equipment SA..           8,311        743,500
RHJ International (b).......          78,924        994,789
                                               ------------
TOTAL BELGIUM...............                      2,630,989
                                               ------------
CANADA -- 12.0%
Anvil Mining, Ltd. (b)......          49,839        471,593
Aurelian Resources, Inc.
  (b).......................         205,205      1,140,758
BMTC Group, Inc. ...........          44,979        790,918
Canadian Hydro Developers,
  Inc. (b)..................         195,868      1,032,866
Canadian Western Bank (a)...          42,171      1,028,764
CanWest Global
  Communications Corp. (b)..          95,267        258,227
Celestica, Inc. (b).........         108,567        918,146
Compton Petroleum Corp.
  (b).......................          89,289      1,139,710
Corus Entertainment, Inc.
  (Class B).................          45,683        819,056
Crescent Point Energy
  Trust.....................          55,186      2,196,452
Denison Mines Corp. (b).....          47,055        413,247
Dundee Corp. (b)............          40,325        490,474
Dundee Precious Metals, Inc.
  (b).......................          14,400         95,096
Dundee Real Estate
  Investment Trust..........          44,782      1,378,043
DundeeWealth, Inc. .........          39,746        510,463
Duvernay Oil Corp. (b)......          25,902      1,589,276
Eldorado Gold Corp. (b).....         226,401      1,939,209
First Calgary Petroleums,
  Ltd. (a)(b)...............         114,885        257,049
FirstService Corp. (b)......          28,972        416,925
Freehold Royalty Trust......          61,907      1,463,850
Gammon Gold, Inc. (a)(b)....          51,683        554,756
GMP Capital Trust...........          42,951        673,127
Golden Star Resources, Ltd.
  (b).......................         210,269        567,874
Great Canadian Gaming Corp.
  (b).......................          53,229        476,388
Guardian Capital Group,
  Ltd. .....................         114,928        888,113
Highpine Oil & Gas, Ltd.
  (b).......................         108,334      1,426,585
Home Capital Group, Inc. ...          24,422        950,834
Linamar Corp. ..............          34,330        422,971
MacDonald Dettwiler &
  Associates, Ltd. (b)......          24,640        918,520
Major Drilling Group
  International, Inc. (b)...          12,960        638,707
Martinrea International,
  Inc. (b)..................          43,801        262,491
Novagold Resources, Inc.
  (a)(b)....................          91,739        692,643
NuVista Energy, Ltd. (b)....          61,253      1,057,762
Open Text Corp. (b).........          22,098        710,717
Petrolifera Petroleum, Ltd.
  (b).......................          39,636        339,497
Peyto Energy Trust..........          47,427        941,949
Pinetree Capital, Ltd.
  (a)(b)....................          52,943        121,066
ProEx Energy, Ltd. (b)......          63,087      1,429,570
Progress Energy Trust.......          75,222      1,078,784
Quebecor, Inc. (Class B)....          18,817        523,215
Richelieu Hardware, Ltd. ...           5,700        110,118
Russel Metals, Inc. ........          36,421      1,084,499
Savanna Energy Services
  Corp. ....................          46,453      1,075,990
ShawCor, Ltd. ..............          28,389      1,007,347
Stantec, Inc. (b)...........          29,543        762,635
The Forzani Group, Ltd. ....          35,067        513,277
TriStar Oil & Gas, Ltd.
  (b).......................          56,660      1,151,574
Uni-Select, Inc. ...........          53,858      1,308,560
Westjet Airlines, Ltd. (b)..          34,923        470,551
                                               ------------
TOTAL CANADA................                     40,510,242
                                               ------------
CHINA -- 2.8%
Allied Group, Ltd. .........          84,000        323,183
Allied Properties HK,
  Ltd. .....................       1,684,791        261,444
Cafe de Coral Holdings,
  Ltd. .....................         695,867      1,249,401
Chow Sang Sang Holding
  International, Ltd. ......         408,939        414,317
Far East Consortium
  International, Ltd. ......       1,152,277        302,941
Giordano International,
  Ltd. .....................       2,294,000        941,436
HKR International, Ltd. ....         973,579        496,937
Integrated Distribution
  Services Group, Ltd. .....         214,205        421,408

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
K Wah International
  Holdings, Ltd. ...........         755,565   $    312,984
Midland Holdings, Ltd. .....         437,790        271,743
Miramar Hotel & Investment
  Co., Ltd. ................         675,000        952,234
Peace Mark Holdings, Ltd. ..         450,228        312,953
Road King Infrastructure,
  Ltd. .....................         505,544        566,005
Techtronic Industries Co.,
  Ltd. .....................         621,500        523,665
Texwinca Holdings, Ltd. ....       1,248,050      1,040,382
Xinao Gas Holdings, Ltd. ...         428,000        734,425
Xinyi Glass Holdings Co.,
  Ltd. .....................         706,315        457,443
                                               ------------
TOTAL CHINA.................                      9,582,901
                                               ------------
DENMARK -- 0.9%
Bang & Olufsen A/S (Class
  B)(a).....................           8,839        357,597
East Asiatic Co., Ltd. .....          14,567      1,009,407
IC Companys A/S.............          12,400        408,666
NeuroSearch A/S (a)(b)......          10,905        554,068
SimCorp A/S.................           3,441        622,272
                                               ------------
TOTAL DENMARK...............                      2,952,010
                                               ------------
FINLAND -- 2.7%
Amer Sports Oyj (Class A)
  (a).......................          59,289        894,894
Atria Group PLC.............          29,767        665,502
Citycon Oyj.................         113,509        574,074
Cramo Oyj (Class B).........          25,061        415,381
Finnlines Oyj...............          62,912      1,348,046
HKScan Oyj..................          54,998        780,735
Lassila & Tikanoja Oyj (a)..          35,483        870,445
Poyry Oyj...................          48,183      1,252,593
TietoEnator Oyj (a).........          31,605        658,293
Vacon Oyj (a)...............          23,749        963,507
Vaisala Oyj.................          20,411        846,091
                                               ------------
TOTAL FINLAND...............                      9,269,561
                                               ------------
FRANCE -- 3.1%
Canal Plus..................          30,357        291,757
Carbone Lorraine SA.........          11,999        661,865
Club Mediterranee SA (b)....          12,041        534,988
Geodis SA...................           3,170        664,168
GL Events SA................          14,017        433,960
Groupe Steria SCA (a)(b)....          14,936        412,994
IMS International Metal
  Service...................          17,887        605,910
Ingenico SA.................          20,706        725,869
IPSOS (a)...................          25,225        822,288
Orco Property Group (a).....           4,775        279,022
Rubis.......................          14,230      1,233,104
Saft Groupe SA..............          15,615        681,727
Sequana Capital SA..........          35,602        684,331
Societe de la Tour Eiffel...           5,149        608,438
SOITEC (a)(b)...............          36,982        227,241
Sperian Protection..........           4,860        579,648
STEF-TFE (a)................          13,244        886,621
                                               ------------
TOTAL FRANCE................                     10,333,931
                                               ------------
GERMANY -- 2.9%
Demag Cranes AG.............          14,984        715,088
Deutsche Wohnen AG (b)......          39,312        592,747
DIC Asset AG................          16,758        423,505
Epcos AG....................          27,546        454,833
Gildemeister AG (a).........          27,671        784,311
Indus Holding AG............          29,942      1,013,793
Jenoptik AG (b).............          67,232        585,779
Kontron AG..................          34,145        468,035
KUKA AG (a).................          22,630        735,556
Leoni AG....................          19,231        824,144
Norddeutsche Affinerie AG
  (a).......................          32,717      1,787,144
Patrizia Immobilien AG
  (a)(b)....................          92,146        451,512
Pfleiderer AG (a)...........          25,177        343,918
Solar Millennium AG (b).....          12,272        524,949
                                               ------------
TOTAL GERMANY...............                      9,705,314
                                               ------------
GREECE -- 1.1%
Fourlis Holdings SA.........          21,674        635,162
Hellenic Exchanges SA.......          29,592        372,989
Intracom Holdings SA........         135,320        443,463
Michaniki SA................          60,982        359,340
Minoan Lines Shipping SA....          81,031        536,207
Neochimiki LV Lavrentiadis
  SA........................          23,319        698,065
Thessaloniki Port Authority
  SA........................          18,047        824,585
                                               ------------
TOTAL GREECE................                      3,869,811
                                               ------------
IRELAND -- 0.5%
Fyffes PLC..................         622,429        598,207
McInerney Holdings PLC......         342,597        296,878
McInerney Holdings PLC
  (London shares)...........          58,881         46,873
Paddy Power PLC.............          27,976        881,552
                                               ------------
TOTAL IRELAND...............                      1,823,510
                                               ------------
ITALY -- 2.4%
Aedes SpA (b)...............         164,610        280,877
Amplifon SpA (a)............         126,370        346,438
Astaldi SpA.................          96,389        797,295
Banca Popolare dell'Etruria
  e del Lazio Scrl (a)......         101,709      1,054,429
Digital Multimedia
  Technologies SpA (a)(b)...          11,752        349,950
Ducati Motor Holding SpA
  (a)(b)....................         301,899        778,651
Esprinet SpA (a)............          40,561        257,221
IMMSI SpA...................         317,565        356,742
Interpump Group SpA.........          97,569        916,200
Permasteelisa SpA (a).......          49,588      1,019,575
Recordati SpA...............          82,928        647,407
Sorin SpA (b)...............         415,613        523,855
Tiscali SpA (a)(b)..........         204,952        655,512
                                               ------------
TOTAL ITALY.................                      7,984,152
                                               ------------
JAPAN -- 30.6%
Alps Electric Co., Ltd.
  (a).......................          77,936        806,526
Asahi Pretec Corp. .........          20,443        638,331
Atrium Co., Ltd. (a)........          25,315        254,093
Bank of the Ryukyus, Ltd. ..          67,900        663,595
Best Denki Co., Ltd. (a)....          98,769        580,473
Capcom Co., Ltd. (a)........          27,345        799,675
Central Glass Co., Ltd. ....         243,145        993,178
COMSYS Holdings Corp. (a)...          87,050        768,632
DA Office Investment Corp.
  (a).......................             134        548,616
Daifuku Co., Ltd. ..........          55,000        542,191
Daihen Corp. (a)............         110,000        504,316
Daiichi Chuo Kisen Kaisha
  (a).......................          60,834        412,619
Daimei Telecom Engineering
  Corp. ....................          63,000        594,906
Dainippon Screen
  Manufacturing Co., Ltd.
  (a).......................         113,000        455,177
DCM Japan Holdings Co.,
  Ltd. .....................          91,533        657,970
Disco Corp. (a).............          11,000        465,921
Don Quijote Co., Ltd. ......          33,400        612,199
DOUTOR NICHIRES Holdings
  Co., Ltd. ................          73,632      1,123,877
DTS Corp. ..................          38,482        704,260
eAccess, Ltd. (a)...........             883        454,807
EDION Corp. (a).............          44,700        373,185
FCC Co., Ltd. ..............          47,548        732,922
Fukuoka REIT Corp. .........             105        552,710
Furukawa Co., Ltd. (a)......         316,387        546,190

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Glory, Ltd. ................          33,100   $    779,062
H2O Retailing Corp. (a).....         110,000        763,738
Hanwa Co., Ltd. ............         165,000      1,021,084
Heiwa Real Estate Co., Ltd.
  (a).......................         137,500        682,279
HI-LEX CORP.................           3,600         48,903
Hitachi Kokusai Electric,
  Inc. .....................          69,372        619,738
Hitachi Zosen Corp. (a)(b)..         352,000        398,472
Horiba, Ltd. ...............          22,713        603,152
Hosiden Corp. (a)...........          50,200      1,070,251
Iino Kaiun Kaisha, Ltd.
  (a).......................          61,200        558,857
IT Holdings Corp. (b).......          41,308        831,966
Izumiya Co., Ltd. ..........         159,000        947,955
Japan Airport Terminal Co.,
  Ltd. .....................          44,100        694,750
Japan Asia Investment Co.,
  Ltd. .....................          98,000        410,471
Japan Aviation Electronics
  Industry, Ltd. (a)........          55,000        482,006
Japan Excellent, Inc. ......             114        555,993
Japan Logistics Fund,
  Inc. .....................             112        729,022
Juki Corp. (a)..............          67,332        193,094
K's Holdings Corp. (a)......          22,300        369,616
Kanematsu Corp. (b).........         333,698        484,784
Katakura Industries Co.,
  Ltd. (a)..................          42,574        671,915
Kayaba Industry Co., Ltd. ..         139,832        608,109
Keisei Electric Railway Co.,
  Ltd. .....................         192,230        984,679
Kenedix, Inc. (a)...........             242        296,778
Kitz Corp. (a)..............          61,000        312,466
Kiyo Holdings, Inc. ........         503,000        806,660
Komori Corp. ...............          43,236        789,632
Kurabo Industries, Ltd. ....         310,000        637,517
Kyowa Exeo Corp. ...........          61,000        566,813
Makino Milling Machine Co.,
  Ltd. (a)..................          55,000        347,106
Marudai Food Co., Ltd. .....         261,656        575,122
Maruha Nichiro Holdings,
  Inc. (a)..................         677,485      1,067,308
Marusan Securities Co., Ltd.
  (a).......................          70,698        445,510
Meiji Dairies Corp. (a).....         266,451      1,369,896
Miraca Holdings, Inc. ......          39,400        945,927
Mitsui-Soko Co., Ltd. (a)...         161,000        776,105
Nabtesco Corp. .............          55,000        842,602
Nakanishi, Inc. ............           5,083        548,554
Nankai Electric Railway Co.,
  Ltd. (a)..................         427,000      1,486,373
NET One Systems Co., Ltd.
  (a).......................             543        609,566
Neturen Co., Ltd. ..........         100,903        963,293
New City Residence
  Investment Corp. .........             189        385,114
Nihon Dempa Kogyo Co., Ltd.
  (a).......................          11,000        232,961
Nihon Kohden Corp. (a)......          28,400        492,422
Nikkiso Co., Ltd. ..........         110,000        763,738
Nippon Accommodations Fund,
  Inc. .....................             120        549,031
Nippon Carbon Co., Ltd.
  (a).......................         100,712        478,834
Nippon Konpo Unyu Soko Co.,
  Ltd. .....................         101,000      1,291,024
Nippon Light Metal Co.,
  Ltd. .....................         710,000      1,165,417
Nippon Seiki Co., Ltd. .....          49,000        657,309
Nippon Shinyaku Co., Ltd. ..         182,000      2,321,249
Nippon Soda Co., Ltd. ......         165,000        522,994
Nippon Suisan Kaisha, Ltd.
  (a).......................         184,999        944,148
Nippon Thompson Co., Ltd. ..         105,000        671,572
Nishimatsu Construction Co.,
  Ltd. (a)..................         281,000        739,578
Nishimatsuya Chain Co., Ltd.
  (a).......................          53,293        477,603
Nissha Printing Co., Ltd. ..          21,000      1,210,415
Nitto Boseki Co., Ltd. (a)..         238,153        559,408
NOF Corp. ..................         196,000        935,578
NSD Co., Ltd. ..............          40,808        463,880
Okasan Holdings, Inc. (a)...         111,682        579,455
Oki Electric Industry Co.,
  Ltd. (a)(b)...............         461,000        708,863
Orix JREIT, Inc. ...........             168      1,022,216
Osaka Securities Exchange
  Co., Ltd. ................             129        543,965
OSG Corp. (a)...............          68,400        774,303
Park24 Co., Ltd. (a)........          81,813        496,257
Point, Inc. ................          14,650        420,131
Premier Investment Co. .....             143        655,611
Rohto Pharmaceutical Co.,
  Ltd. .....................          90,000      1,029,857
Ryohin Keikaku Co., Ltd. ...          14,203        761,030
Sakai Chemical Industry Co.,
  Ltd. .....................         156,565        604,076
Sanden Corp. (a)............         246,000      1,111,589
Sankyu, Inc. ...............         122,000        615,726
Sanyo Shokai, Ltd. (a)......         104,000        539,597
Sanyo Special Steel Co.,
  Ltd. (a)..................          82,937        445,961
Sato Corp. (a)..............          53,600        604,741
Seiren Co., Ltd. ...........         107,400        645,383
Shima Seiki Manufacturing,
  Ltd. (a)..................          20,925        570,475
Shimachu Co., Ltd. .........          35,700        872,251
Shinko Electric Co., Ltd.
  (a).......................         241,000        752,521
Shochiku Co., Ltd. (a)......         183,000      1,158,370
Shoei Co., Ltd. ............          47,500        557,427
SMK Corp. (a)...............         108,343        517,160
Star Micronics Co., Ltd. ...          27,500        433,234
Sumitomo Osaka Cement Co.,
  Ltd. .....................         420,793        909,029
Sysmex Corp. (a)............          25,357        999,880
Tadano, Ltd. (a)............          59,526        640,717
Takara Holdings, Inc. ......         162,000      1,017,801
Takasago International Corp.
  (a).......................         191,694      1,095,859
Takuma Co., Ltd. (a)........         128,000        403,302
The Bank of Nagoya, Ltd.
  (a).......................         112,000        700,495
The Bank of Okinawa, Ltd. ..          22,000        788,642
The Ehime Bank, Ltd. .......         362,000      1,294,260
The Eighteenth Bank, Ltd.
  (a).......................         330,730      1,188,700
The Goodwill Group, Inc.
  (a)(b)....................             705         33,985
The Hokuetsu Bank, Ltd.
  (a).......................         393,000        930,550
The Michinoku Bank, Ltd. ...         317,000        819,376
The Minato Bank, Ltd. ......         334,000        655,365
The Miyazaki Bank, Ltd. ....         384,000      1,684,449
The Musashino Bank, Ltd. ...          17,900        726,098
The Oita Bank, Ltd. ........         166,000      1,050,762
The Tochigi Bank, Ltd. .....         120,000        756,191
The Tokushima Bank, Ltd. ...         127,000        631,376
The Tokyo Tomin Bank, Ltd.
  (a).......................          18,900        366,393
Toagosei Co., Ltd. .........         256,818        949,697
TOC Co., Ltd. (a)...........          89,000        433,225
Toei Co., Ltd. .............         164,000        946,823
Toho Pharmaceutical Co.,
  Ltd. (a)..................          35,219        679,429
Toho Zinc Co., Ltd. ........         102,000        464,752
Tokai Tokyo Securities Co.,
  Ltd. .....................         112,000        406,773
Tokyo Dome Corp. ...........         110,000        517,806
Topy Industries, Ltd. ......         366,381      1,085,266
Toyo Corp/Chuo-ku (a).......          60,448        854,215
Toyo Suisan Kaisha, Ltd. ...          68,000      1,539,550
Toyo Tire & Rubber Co., Ltd.
  (a).......................         166,000        529,296
Toyobo Co., Ltd. ...........         436,788        861,173
Tsumura & Co. ..............          44,100      1,137,810
Ulvac, Inc. (a).............          20,000        701,854
Unitika, Ltd. (a)...........         448,000        460,657
Yodogawa Steel Works,
  Ltd. .....................         182,000        940,861
Zenrin Co., Ltd. (a)........          24,977        411,159
                                               ------------
TOTAL JAPAN.................                    103,579,543
                                               ------------
NETHERLANDS -- 1.7%
ASM International NV (a)....          30,641        926,907
Crucell NV (b)..............          33,064        531,359
Draka Holdings..............          10,523        282,349

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Exact Holdings NV...........          22,417   $    671,063
KAS Bank NV.................          41,415      1,750,043
OPG Groep NV................          35,646        763,804
Ordina NV (a)...............          38,100        512,643
Orthofix International N.V.
  (a)(b)....................          12,758        369,344
                                               ------------
TOTAL NETHERLANDS...........                      5,807,512
                                               ------------
NEW ZEALAND -- 0.4%
Fisher & Paykel Appliances
  Holdings, Ltd. ...........         345,740        521,023
Nuplex Industries, Ltd.
  (a).......................         205,189        843,315
                                               ------------
TOTAL NEW ZEALAND...........                      1,364,338
                                               ------------
NORWAY -- 2.2%
Aker Yards AS (a)(b)........          47,102        628,834
Awilco Offshore ASA (a)(b)..          86,733      1,256,691
DET Norske Oljeselskap ASA
  (a)(b)....................         342,479        714,752
Ekornes ASA (a).............          54,653        804,754
Farstad Shipping ASA........           8,578        223,146
Norwegian Property ASA
  (a)(b)....................          83,274        387,477
Ocean RIG ASA (b)...........             400          3,542
Sevan Marine ASA (a)(b).....          66,928        834,391
Songa Offshore ASA (a)(b)...          54,265        876,282
Tomra Systems ASA...........          80,347        533,181
Veidekke ASA................         121,341        869,538
Wavefield Inseis ASA (b)....          63,629        449,723
                                               ------------
TOTAL NORWAY................                      7,582,311
                                               ------------
PORTUGAL -- 0.1%
Altri SGPS SA...............          80,828        280,167
                                               ------------
SINGAPORE -- 2.7%
Bukit Sembawang Estates,
  Ltd. .....................         128,080        829,576
Goodpack, Ltd. .............          20,000         22,670
Haw Par Corp., Ltd. (a).....         422,352      2,029,926
Hong Leong Finance, Ltd. ...         762,656      1,947,828
Mapletree Logistics Trust
  (a).......................       1,855,965      1,161,131
Parkway Holdings, Ltd. .....         547,309        934,572
Unisteel Technology, Ltd.
  (a).......................         591,000        822,132
Verigy, Ltd. (b)............          27,363        621,414
WBL Corp., Ltd. ............          47,000        187,149
Wing Tai Holdings, Ltd. ....         525,000        622,125
                                               ------------
TOTAL SINGAPORE.............                      9,178,523
                                               ------------
SOUTH KOREA -- 4.8%
Asiana Airlines.............          68,101        358,067
Cheil Communications,
  Inc. .....................           3,296        781,423
Daewoo Motor Sales..........          15,550        379,812
Daum Communications Corp.
  (b).......................           6,722        442,114
Dong-A Pharmaceutical Co.,
  Ltd. .....................           4,982        507,225
Eugene Investment &
  Securities Co., Ltd. .....         215,520        252,389
Hana Tour Service, Inc. ....           9,760        324,229
Hanmi Pharm Co., Ltd. ......           4,365        642,617
Hansol Paper Co. (b)........          32,310        426,249
Hanwha Securities Co. ......          32,600        235,606
Hotel Shilla Co., Ltd. (a)..          29,020        760,143
Humax Co., Ltd. (a).........          26,966        335,125
Hyundai Marine & Fire
  Insurance Co., Ltd. ......          34,800        758,511
Jeonbuk Bank................          94,369        640,524
KIWOOM Securities Co.,
  Ltd. .....................           6,889        246,965
Korea Line Corp. ...........           2,705        455,122
Korean Reinsurance Co. .....          48,765        561,750
LG International Corp. (a)..          28,340        621,770
LG Life Sciences, Ltd. (b)..           9,900        497,816
LIG Insurance Co., Ltd. ....          23,040        550,643
LS Industrial Systems Co.,
  Ltd. .....................           8,278        406,758
MegaStudy Co., Ltd. ........           2,262        716,194
Meritz Fire & Marine
  Insurance Co., Ltd. ......          65,460        632,041
Meritz Securities Co.,
  Ltd. .....................          45,490        362,685
NCSoft Corp. ...............           6,979        340,260
Orion Corp. (a).............           2,717        575,322
Poongsan Corp. .............          44,410        692,016
Samsung Fine Chemicals Co.,
  Ltd. .....................          11,519        578,125
Seoul Semiconductor Co.,
  Ltd. (a)..................          15,573        227,778
SFA Engineering Corp. ......           8,776        557,912
SK Chemicals Co., Ltd. .....           8,392        318,095
Ssangyong Motor Co. (b).....         106,710        402,439
Yuhan Corp. ................           3,658        765,835
                                               ------------
TOTAL SOUTH KOREA...........                     16,353,560
                                               ------------
SPAIN -- 2.2%
Amper SA....................          45,741        673,829
Avanzit SA (a)(b)...........          48,127        162,269
Baron de Ley (b)............           1,216         94,816
Campofrio Alimentacion SA
  (b).......................          76,440      1,034,537
Construcciones y Auxiliar de
  Ferrocarriles SA..........           2,589      1,133,989
Ercros SA (a)(b)............         934,047        309,044
General de Alquiler de
  Maquinaria (a)(b).........          24,781        566,134
Parquesol Inmobiliaria y
  Proyectos SA..............          28,002        705,897
Tubacex SA..................         104,058      1,252,567
Tubos Reunidos SA...........         114,252        698,438
Vidrala SA..................          27,797        926,714
                                               ------------
TOTAL SPAIN.................                      7,558,234
                                               ------------
SWEDEN -- 1.8%
D Carnegie & Co. AB (a).....          40,110        536,769
Elekta AB (Class B) (a).....          46,488        896,474
Haldex AB (a)...............          57,681        870,199
Hemtex AB (a)...............          33,838        302,359
Intrum Justitia AB..........          45,675        833,340
Kungsleden AB (a)...........          70,790        524,863
New Wave Group AB (Class
  B)(a).....................          81,615        514,219
Q-Med AB (a)................          65,231        347,011
TradeDoubler AB.............          25,680        437,581
Wihlborgs Fastigheter AB....          40,645        731,432
                                               ------------
TOTAL SWEDEN................                      5,994,247
                                               ------------
SWITZERLAND -- 2.0%
Basilea Pharmaceutica (b)...           3,999        653,283
Belimo Holding AG...........           1,156      1,201,850
Daetwyler Holding AG (b)....          13,405        971,882
Kudelski SA (a).............          28,907        357,293
Kuoni Reisen Holding (Class
  B) (a)....................           2,000        964,559
Mobimo Holding AG (b).......           2,361        435,763
Precious Woods Holding AG
  (b).......................             900         94,100
Temenos Group AG (b)........          22,724        706,081
Valora Holding AG...........           4,584      1,224,080
                                               ------------
TOTAL SWITZERLAND...........                      6,608,891
                                               ------------
UNITED KINGDOM -- 11.2%
Aveva Group PLC.............          41,942      1,285,451
Bodycote International......         151,532        615,205
Bovis Homes Group PLC.......          79,550        538,276
Britvic PLC.................          96,431        555,585
Chemring Group PLC..........          17,930        844,268
Chloride Group..............         221,379      1,145,501
Connaught PLC...............         149,205      1,256,799

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Dairy Crest Group PLC.......          73,032   $    479,637
Dana Petroleum PLC (b)......          37,938      1,434,543
Detica Group PLC............         106,396        561,651
Dimension Data Holdings
  PLC.......................         609,256        557,755
Elementis PLC...............         375,353        584,534
Enodis PLC..................         150,024        950,946
Fenner PLC..................         148,392        716,895
FKI PLC.....................         393,997        654,734
Galiform PLC................         225,112        190,403
Galliford Try PLC...........         272,769        204,926
Game Group PLC..............         187,690      1,085,108
Helphire PLC (a)............         127,029        400,066
HMV Group PLC (a)...........         343,234        884,597
Hunting PLC.................          61,798      1,082,287
Interserve PLC..............          65,395        601,273
ITE Group PLC...............         214,163        720,305
Keller Group PLC............          41,523        516,481
Kier Group PLC..............          24,420        461,695
Laird Group PLC.............          85,065        663,625
Luminar Group Holdings PLC..          32,817        175,033
Mitie Group.................         198,584        837,849
Morgan Crucible Co. ........         106,828        409,262
Morgan Sindall PLC..........          22,772        338,991
N Brown Group PLC...........         105,381        383,795
Northern Foods PLC..........         422,861        517,557
PayPoint PLC................          44,173        523,069
Premier Farnell PLC.........         159,129        558,959
Premier Oil PLC (b).........          46,561      1,527,091
Randgold Resources, Ltd.
  (a).......................          39,613      1,800,609
Rank Group PLC..............         355,517        567,794
Raymarine PLC...............         129,453        334,276
Redrow PLC (a)..............         134,503        381,445
Restaurant Group PLC........         140,215        348,811
Rightmove PLC (a)...........          26,301        140,279
RPS Group PLC...............         127,672        760,988
Senior PLC..................         277,423        542,451
Shaftesbury PLC.............          89,104        691,144
Shanks Group PLC............         145,977        679,807
SSL International PLC.......          83,009        737,206
Taylor Nelson Sofres PLC....         178,875        826,782
TDG PLC.....................         181,158        834,630
Tullett Prebon PLC..........         106,467        911,106
UK Coal PLC (b).............          73,213        813,033
Unite Group PLC.............         102,432        474,982
UTV Media PLC (b)...........         113,613        300,157
Victrex PLC.................          64,733        962,347
Wetherspoon (J.D.) PLC......          62,846        251,397
WH Smith PLC................          70,531        524,271
Wincanton PLC...............          98,587        564,574
                                               ------------
TOTAL UNITED KINGDOM........                     37,712,241
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $379,165,075).......                    335,003,789
                                               ------------
PREFERRED STOCK -- 0.1%
GERMANY -- 0.1%
Draegerwerk AG & Co. KGaA
  (Cost $514,682)...........           6,710        374,035
                                               ------------
RIGHTS -- 0.0% (d)
AUSTRALIA -- 0.0% (d)
Sino Gold Mining
  (expired 6/12/08) (b)(e)..          24,696             --
                                               ------------
NORWAY -- 0.0% (d)
Norwegian Property ASA
  (expiring 7/10/08) (b)....          69,894          1,098
                                               ------------
PORTUGAL -- 0.0% (d)
Altri, SGPS, SA
  (expiring 6/30/08)
  (b)(e)....................          80,628         44,461
                                               ------------
UNITED KINGDOM -- 0.0% (d)
UTV Media PLC
  (expiring 8/07/14)(b).....          75,742          6,406
                                               ------------
TOTAL RIGHTS --
  (Cost $0).................                         51,965
                                               ------------
WARRANTS -- 0.0% (d)
SWITZERLAND -- 0.0% (d)
Precious Woods Holding AG
  (expiring 10/31/08)(b)
  (Cost $0).................             900          1,962
                                               ------------
SHORT TERM INVESTMENTS -- 11.9%
UNITED STATES -- 11.9%
MONEY MARKET FUNDS -- 11.9%
State Street Navigator
  Securities Lending Prime
  Portfolio (f)(g)..........      40,299,990     40,299,990
STIC Prime Portfolio........          18,348         18,348
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --  (Cost
  $40,318,338)..............                     40,318,338
                                               ------------
TOTAL INVESTMENTS -- 111.1%
  (Cost $419,998,095).......                    375,750,089
OTHER ASSETS AND
  LIABILITIES -- (11.1)%....                    (37,648,290)
                                               ------------
NET ASSETS -- 100.0%........                   $338,101,799
                                               ============




  (a) Security, or portion thereof, was on loan at June 30, 2008.

  (b) Non-income producing security.

  (c) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.24% of net assets as of June 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  (d) Amount shown represents less than 0.05% of net assets.

  (e) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.

  (f) Affiliated Fund managed by SSgA Funds Management, Inc.

  (g) Investments of cash collateral for securities loaned.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
JUNE 30, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Oil, Gas & Consumable Fuels...........        7.9%
Metals & Mining.......................        5.9
Commercial Services & Supplies........        5.5
Machinery.............................        5.1
Commercial Banks......................        4.7
Real Estate Management & Development..        4.3
Electronic Equipment & Instruments....        3.9
Specialty Retail......................        3.8
Food Products.........................        3.1
Capital Markets.......................        3.0
Media.................................        2.7
Chemicals.............................        2.7
Construction & Engineering............        2.6
Hotels, Restaurants & Leisure.........        2.5
Pharmaceuticals.......................        2.2
Energy Equipment & Services...........        2.0
Health Care Equipment & Supplies......        2.0
Software..............................        1.9
Industrial Conglomerates..............        1.8
Electrical Equipment..................        1.7
Trading Companies & Distributors......        1.7
Road & Rail...........................        1.7
Auto Components.......................        1.7
Textiles, Apparel & Luxury Goods......        1.6
IT Services...........................        1.3
Building Products.....................        1.2
Household Durables....................        1.2
Health Care Providers & Services......        1.2
Semiconductors & Semiconductor
  Equipment...........................        1.1
Communications Equipment..............        1.0
Marine................................        1.0
Biotechnology.........................        1.0
Real Estate Investment Trust..........        1.0
Transportation Infrastructure.........        0.8
Retail................................        0.8
Internet Software & Services..........        0.8
Automobiles...........................        0.8
Insurance.............................        0.7
Diversified Financial Services........        0.7
Distributors..........................        0.7
Consumer Finance......................        0.7
Diversified Consumer Services.........        0.6
Multiline Retail......................        0.6
Air Freight & Logistics...............        0.6
Gas Utilities.........................        0.6
Paper & Forest Products...............        0.6
Construction Materials................        0.5
Beverages.............................        0.5
Food & Staples Retailing..............        0.5
Office Equipment & Supplies...........        0.4
Thrifts & Mortgage Finance............        0.4
Airlines..............................        0.3
Independent Power Producers & Energy
  Traders.............................        0.3
Containers & Packaging................        0.3
Leisure Equipment & Products..........        0.3
Aerospace & Defense...................        0.2
Computers & Peripherals...............        0.2
Electric Utilities....................        0.2
Internet & Catalog Retail.............        0.1
Short Term Investments................       11.9
Other Assets & Liabilities............      (11.1)
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMON STOCKS -- 99.0%
AUSTRALIA -- 8.9%
Allco Finance Group, Ltd.
  (a).........................        172,402   $    66,178
AMP, Ltd. ....................          2,332        14,971
Australia & New Zealand
  Banking Group, Ltd. ........            794        14,264
Boral, Ltd. (a)...............        124,748       676,386
Lend Lease Corp., Ltd. .......          1,370        12,556
National Australia Bank,
  Ltd. .......................            579        14,724
Perpetual, Ltd. (a)...........            345        14,160
Sims Group, Ltd. .............            802        32,086
St George Bank, Ltd. .........            671        17,457
Suncorp-Metway, Ltd. .........         14,708       184,053
TABCORP Holdings, Ltd. .......         56,967       536,297
Wesfarmers, Ltd. .............         19,912       712,749
West Australian Newspapers
  Holdings, Ltd. (a)..........         60,609       459,491
Westpac Banking Corp. ........            801        15,374
                                                -----------
TOTAL AUSTRALIA...............                    2,770,746
                                                -----------
AUSTRIA -- 0.1%
Immofinanz Immobilien Anlagen
  AG..........................          1,977        20,402
                                                -----------
BELGIUM -- 3.6%
Belgacom SA...................         13,211       570,320
Compagnie Maritime Belge SA...          8,896       541,161
Fortis........................            741        11,862
                                                -----------
TOTAL BELGIUM.................                    1,123,343
                                                -----------
CANADA -- 22.4%
ARC Energy Trust..............         13,115       438,869
Bank of Montreal..............            337        14,117
Bell Aliant Regional
  Communications Income Fund..          7,266       208,265
Biovail Corp. ................         77,229       755,886
Bonavista Energy Trust........         13,231       488,395
Canadian Imperial Bank of
  Commerce....................            267        14,764
CI Financial Income Fund......          3,964        85,957
Enerplus Resources Fund.......         27,196     1,264,706
Fording Canadian Coal Trust...            494        47,474
Manitoba Telecom Services,
  Inc. .......................         16,038       632,478
National Bank of Canada.......            384        19,167
Penn West Energy Trust........         39,187     1,331,790
Peyto Energy Trust............         10,814       214,777
Precision Drilling Trust......         16,447       445,806
Russel Metals, Inc. ..........         33,117       986,116
Vermilion Energy Trust........            539        23,509
                                                -----------
TOTAL CANADA..................                    6,972,076
                                                -----------
CHINA -- 4.8%
CLP Holdings, Ltd. ...........         79,000       676,785
VTech Holdings, Ltd. .........        135,000       813,728
                                                -----------
TOTAL CHINA...................                    1,490,513
                                                -----------
CZECH REPUBLIC -- 2.9%
Telefonica O2 Czech Republic
  AS..........................         28,059       899,351
                                                -----------
DENMARK -- 2.4%
Trygvesta AS (a)..............         10,800       764,347
                                                -----------
FINLAND -- 6.2%
OKO Bank plc..................          1,033        17,935
Outokumpu Oyj.................         21,519       754,370
Rautaruukki Oyj...............         15,807       723,731
SanomaWSOY Oyj (a)............            696        15,429
Uponor Oyj (a)................         29,663       436,510
                                                -----------
TOTAL FINLAND.................                    1,947,975
                                                -----------
FRANCE -- 2.0%
Credit Agricole SA (a)........            569        11,636
Fonciere des Regions..........            165        20,225
M6-Metropole Television.......         26,587       577,233
Natixis (a)...................          1,009        11,208
Societe Generale (a)..........            144        12,544
                                                -----------
TOTAL FRANCE..................                      632,846
                                                -----------
GERMANY -- 0.1%
Hannover Rueckversicherung
  AG..........................            419        20,696
                                                -----------
INDONESIA -- 2.1%
PT International Nickel
  Indonesia Tbk...............        987,000       647,652
                                                -----------
IRELAND -- 0.1%
Bank of Ireland...............          1,318        11,469
Bank of Ireland, ADR..........            324        11,317
Irish Life & Permanent PLC....          1,255        13,070
                                                -----------
TOTAL IRELAND.................                       35,856
                                                -----------
ISRAEL -- 0.1%
Delek Group, Ltd. ............             88        13,397
Mizrahi Tefahot Bank, Ltd. ...          2,316        18,354
                                                -----------
TOTAL ISRAEL..................                       31,751
                                                -----------
ITALY -- 7.2%
Alleanza Assicurazioni SpA....          1,437        15,611
Arnoldo Mondadori Editore
  SpA.........................         93,366       549,429
Banco Popolare Societa
  Cooperativa.................            889        15,799
Eni SpA.......................         16,990       634,416
Intesa Sanpaolo...............        108,444       562,553
Mediaset SpA..................         70,815       467,210
Milano Assicurazioni SpA......          2,496        12,879
                                                -----------
TOTAL ITALY...................                    2,257,897
                                                -----------
NETHERLANDS -- 0.2%
Eurocommercial Properties NV..            404        19,268
ING Groep NV..................            489        15,605
VastNed Retail NV.............            213        17,115
                                                -----------
TOTAL NETHERLANDS.............                       51,988
                                                -----------
PORTUGAL-- 0.0% (b)
Portugal Telecom, SGPS SA.....          1,345        15,279
                                                -----------
SINGAPORE -- 6.0%
Frontline, Ltd. (a)...........         26,500     1,862,588
                                                -----------
SOUTH AFRICA -- 2.4%
Anglo Platinum, Ltd. .........          4,289       716,098
Massmart Holdings, Ltd. ......          1,797        14,163
Pretoria Portland Cement Co.,
  Ltd. .......................          3,063        11,226
Reunert, Ltd. ................          1,930        12,081
                                                -----------
TOTAL SOUTH AFRICA............                      753,568
                                                -----------
SOUTH KOREA -- 0.1%
Kookmin Bank, ADR.............            287        16,792
                                                -----------
SPAIN -- 1.4%
Gestevision Telecinco SA (a)..         33,504       428,632
                                                -----------
SWEDEN -- 6.1%
Axfood AB.....................            474        15,720
D Carnegie & Co. AB (a).......         51,742       692,434
Eniro AB......................         95,517       347,748

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Fabege AB.....................          2,069   $    13,861
Kungsleden AB.................        113,718       843,147
                                                -----------
TOTAL SWEDEN..................                    1,912,910
                                                -----------
TAIWAN -- 0.1%
Chunghwa Telecom Co., Ltd.,
  ADR.........................            874        22,174
                                                -----------
THAILAND -- 0.2%
Siam Cement PCL...............         10,200        58,879
                                                -----------
TURKEY -- 1.8%
Arcelik.......................          2,713         9,497
Tupras-Turkiye Petrol
  Rafinerileri AS.............         24,553       567,287
                                                -----------
TOTAL TURKEY..................                      576,784
                                                -----------
UNITED KINGDOM -- 17.8%
Alliance & Leicester PLC......         58,655       344,360
Aviva PLC.....................          1,497        14,926
Barclays PLC ADR..............         19,786       458,046
Barratt Developments PLC......        119,696       138,163
Bellway PLC...................         45,034       405,550
Bradford & Bingley PLC........        157,907       202,697
Cattles PLC...................          4,042        10,778
GKN PLC.......................          3,821        16,958
HBOS PLC......................          1,482         8,140
HSBC Holdings PLC.............          1,222        18,866
IMI PLC.......................         99,107       860,943
Lloyds TSB Group PLC, ADR.....         24,432       602,737
Persimmon PLC (a).............         48,531       305,205
Rexam PLC.....................         18,105       139,623
Royal Bank of Scotland Group
  PLC.........................        111,828       478,492
Tate & Lyle PLC...............         66,455       525,715
United Utilities PLC..........         50,067       684,034
Wolseley PLC..................         46,432       347,911
                                                -----------
TOTAL UNITED KINGDOM..........                    5,563,144
                                                -----------
TOTAL COMMON STOCKS --
  (Cost $35,197,824)..........                   30,878,189
                                                -----------
RIGHTS -- 0.0% (b)
UNITED KINGDOM -- 0.0% (b)
HBOS PLC
  (Expiring 07/18/08) (c)
  (Cost $0)...................            592           127
                                                -----------
SHORT TERM INVESTMENTS -- 13.8%
UNITED STATES -- 13.8%
MONEY MARKET FUNDS -- 13.8%
State Street Navigator
  Securities Lending (d)(e)...      3,120,457     3,120,457
STIC Prime Portfolio..........      1,184,941     1,184,941
                                                -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $4,305,398)...........                    4,305,398
                                                -----------
TOTAL INVESTMENTS -- 112.8%
  (Cost $39,503,222)..........                   35,183,714
OTHER ASSET AND
  LIABILITES -- (12.8)%.......                   (3,999,670)
                                                -----------
NET ASSETS -- 100.0%..........                  $31,184,044
                                                ===========





  (a) Security, or portion thereof, was on loan at June 30, 2008.

  (b) Amount shown represents less than 0.05% of net assets.

  (c) Non-income producing security.

  (d) Affiliated Fund managed by SSgA Funds Management, Inc.

  (e) Investments of cash collateral for securities loaned.

   ADR = American Depositary Receipt

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
JUNE 30, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Oil, Gas & Consumable Fuels...........       21.9%
Metals & Mining.......................        9.4
Media.................................        9.1
Commercial Banks......................        8.6
Diversified Telecommunication
  Services............................        7.5
Trading Companies & Distributors......        4.3
Insurance.............................        3.3
Real Estate Management & Development..        2.9
Machinery.............................        2.8
Capital Markets.......................        2.8
Household Durables....................        2.8
Communications Equipment..............        2.6
Pharmaceuticals.......................        2.4
Construction Materials................        2.4
Food & Staples Retailing..............        2.4
Multi-Utilities.......................        2.2
Electric Utilities....................        2.2
Marine................................        1.7
Hotels, Restaurants & Leisure.........        1.7
Food Products.........................        1.7
Energy Equipment & Services...........        1.4
Building Products.....................        1.4
Thrifts & Mortgage Finance............        0.7
Containers & Packaging................        0.4
Diversified Financial Services........        0.3
Auto Components.......................        0.1
Industrial Conglomerates..............        0.0**
Electronic Equipment & Instruments....        0.0**
Consumer Finance......................        0.0**
Short Term Investments................       13.8
Other Assets and Liabilities..........      (12.8)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

   ** Amount represents less than 0.05% of net assets.

SPDR S&P INTERNATIONAL MID CAP ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------
COMMON STOCKS -- 99.6%
AUSTRALIA -- 6.6%
Boral, Ltd. ....................       5,689   $   30,846
CFS Retail Property Trust.......      23,379       41,506
Cochlear, Ltd. .................         423       17,719
CSR, Ltd. ......................       8,829       20,758
Dexus Property Group............      27,569       36,510
Harvey Norman Holdings, Ltd. ...       6,536       19,381
Incitec Pivot, Ltd. ............         266       47,224
Metcash, Ltd. ..................       9,298       33,015
Mirvac Group....................       9,325       26,488
OneSteel, Ltd. .................       5,536       39,526
Oxiana Ltd. ....................       8,748       22,079
Paladin Energy, Ltd. (a)........       3,124       19,217
Sims Group, Ltd. ...............       1,035       41,408
Sonic Healthcare, Ltd. .........       2,791       38,971
                                               ----------
TOTAL AUSTRALIA.................                  434,648
                                               ----------
AUSTRIA -- 0.6%
Andritz AG......................         600       37,860
                                               ----------
BELGIUM -- 0.4%
Ackermans & van Haaren NV.......         292       29,586
                                               ----------
CANADA -- 10.1%
Alimentation Couche Tard,
  Inc. .........................       1,440       19,417
Equinox Minerals, Ltd. (a)......       2,977       13,028
Fairfax Financial Holdings,
  Ltd. .........................          96       24,697
Finning International, Inc. ....       1,536       38,606
Fording Canadian Coal Trust.....         480       46,129
Fortis, Inc. ...................       1,440       38,549
Gerdau Ameristeel Corp..........       1,152       22,380
Gildan Activewear, Inc. (a).....         864       22,321
Inmet Mining Corp. .............         288       19,212
Methanex Corp...................         864       24,543
Metro, Inc. ....................       1,248       29,818
Niko Resources, Ltd. ...........         288       27,745
Oilexco, Inc. (a)...............       1,152       22,096
Onex Corp. .....................       1,056       31,257
OPTI Canada, Inc. (a)...........       1,632       37,158
Pan American Silver Corp. (a)...         576       19,905
Petrobank Energy & Resources,
  Ltd. (a)......................         384       20,136
Saputo, Inc. ...................       1,248       35,845
Sherritt International Corp. ...       1,921       29,064
Sino-Forest Corp. (a)...........         864       15,210
TMX Group, Inc. ................         576       23,902
Trican Well Service, Ltd. ......       1,056       26,386
UTS Energy Corp. (a)............       2,593       15,233
Viterra, Inc. (a)...............       1,152       15,897
Yamana Gold, Inc. ..............       3,073       51,371
                                               ----------
TOTAL CANADA....................                  669,905
                                               ----------
CHINA -- 3.0%
Chinese Estates Holdings,
  Ltd. .........................      10,000       15,390
Hengan International Group Co.,
  Ltd. .........................       6,000       17,698
Hopewell Holdings...............       9,000       31,972
NWS Holdings, Ltd. .............       6,000       15,659
Pacific Basin Shipping, Ltd. ...      14,000       20,001
PCCW, Ltd. .....................      47,000       28,450
Television Broadcasts, Ltd. ....       6,000       34,627
The Link REIT...................      15,000       34,165
                                               ----------
TOTAL CHINA.....................                  197,962
                                               ----------
CYPRUS -- 0.3%
ProSafe SE......................       2,161       21,426
                                               ----------
DENMARK -- 2.5%
D/S Norden......................         156       16,808
DSV A/S.........................       1,632       39,132
FLSmidth & Co. A/S..............         384       42,185
Jyske Bank A/S (a)..............         557       33,243
Sydbank A/S.....................         912       34,777
                                               ----------
TOTAL DENMARK...................                  166,145
                                               ----------
FINLAND -- 2.0%
Elisa Oyj.......................       1,056       22,178
Nokian Renkaat Oyj..............         653       31,380
Orion Oyj.......................       1,170       23,337
Outotec Oyj.....................         409       26,085
YIT Oyj.........................       1,076       27,091
                                               ----------
TOTAL FINLAND...................                  130,071
                                               ----------
FRANCE -- 3.7%
Atos Origin SA..................         509       28,205
Bourbon SA......................         571       35,527
Neopost SA......................         362       38,333
Nexans SA.......................         216       26,671
Rhodia SA.......................         690       12,741
SCOR SE.........................       1,162       26,656
UBISOFT Entertainment (a).......         206       18,088
Valeo SA........................         772       24,813
Zodiac SA.......................         731       33,573
                                               ----------
TOTAL FRANCE....................                  244,607
                                               ----------
GERMANY -- 3.9%
Bilfinger Berger AG.............         347       30,250
IVG Immobilien AG...............         757       14,932
Kloeckner & Co. AG..............         470       26,940
Lanxess AG......................         704       28,928
MTU Aero Engines Holding AG.....         511       16,682
Nordex AG (a)...................         366       15,258
Rhoen Klinikum AG...............         865       27,489
SGL Carbon AG (a)...............         418       29,366
Stada Arzneimittel AG...........         411       29,541
Symrise AG......................         826       17,959
United Internet AG..............       1,076       21,225
                                               ----------
TOTAL GERMANY...................                  258,570
                                               ----------
GREECE -- 1.0%
Intralot SA.....................       1,665       28,594
Titan Cement Co. SA.............         895       35,535
                                               ----------
TOTAL GREECE....................                   64,129
                                               ----------
IRELAND -- 1.0%
C&C Group PLC...................       2,497       13,848
Grafton Group PLC (a)...........       3,897       22,718
Kerry Group PLC.................       1,061       31,427
                                               ----------
TOTAL IRELAND...................                   67,993
                                               ----------
ITALY -- 1.6%
Azimut Holding SpA..............       2,518       22,197
Davide Campari-Milano SpA.......       4,654       38,936
Seat Pagine Gialle SpA..........      94,988        9,922
Societa Cattolica di
  Assicurazioni Scrl............         856       37,763
                                               ----------
TOTAL ITALY.....................                  108,818
                                               ----------
JAPAN -- 26.9%
Alfresa Holdings Corp. .........         300       21,452
Amada Co., Ltd. ................       4,000       31,583
Benesse Corp. ..................         700       28,395
Casio Computer Co., Ltd. .......       1,800       20,529
Cosmo Oil Co., Ltd. ............       9,000       32,602
Credit Saison Co., Ltd. ........       1,200       25,244

SPDR S&P INTERNATIONAL MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------
Daido Steel Co., Ltd. ..........       3,000   $   16,782
Fuji Heavy Industries, Ltd. ....       8,000       39,243
Fukuoka Financial Group, Inc. ..       6,000       27,112
Hirose Electric Co., Ltd. ......         300       30,168
Hokuhoku Financial Group,
  Inc. .........................       9,000       26,150
Hokuriku Electric Power Co. ....       2,000       47,639
Idemitsu Kosan Co., Ltd. .......         300       26,659
Isetan Mitsukoshi Holdings, Ltd.
  (a)...........................       2,200       23,597
J Front Retailing Co., Ltd. ....       5,000       26,461
Japan Real Estate Investment
  Corp. ........................           4       42,262
Japan Retail Fund Investment
  Corp. ........................           5       28,867
Kajima Corp. ...................       8,000       27,999
Keihin Electric Express Railway
  Co., Ltd. ....................       6,000       37,244
Konami Corp. ...................         800       27,999
Kuraray Co., Ltd. ..............       3,500       41,800
Kurita Water Industries, Ltd. ..         400       14,829
Marui Group Co., Ltd. ..........       3,500       27,305
Mediceo Paltac Holdings Co.,
  Ltd. .........................       1,500       27,650
Minebea Co., Ltd. ..............       4,000       22,905
Mitsubishi Gas Chemical Co.,
  Inc. .........................       4,000       28,904
Mitsui Engineering &
  Shipbuilding Co., Ltd. .......       7,000       22,188
Mitsui Mining & Smelting Co.,
  Ltd. .........................       9,000       26,574
Mitsumi Electric Co., Ltd. .....         800       17,848
Namco Bandai Holdings, Inc. ....       1,800       20,410
NGK Spark Plug Co., Ltd. .......       2,000       22,999
Nippon Sheet Glass Co., Ltd. ...       6,000       29,716
Nisshin Steel Co., Ltd. ........       7,000       23,839
NTN Corp. ......................       5,000       33,347
Obayashi Corp. .................       6,000       27,225
Odakyu Electric Railway Co.,
  Ltd. .........................       8,000       52,073
Pioneer Corp. ..................       2,600       20,971
Promise Co., Ltd. ..............         600       16,811
Rakuten, Inc. ..................          36       18,203
Sankyo Co., Ltd. ...............         500       32,640
Sanyo Electric Co., Ltd. (a)....      12,000       27,961
SBI Holdings, Inc. .............          63       13,812
Shimano, Inc. ..................         700       35,196
Shimizu Corp. ..................       5,000       23,725
Showa Denko K.K.................      10,000       26,603
Showa Shell Sekiyu K.K..........       3,600       39,496
Stanley Electric Co., Ltd. .....       1,400       33,942
Taiheiyo Cement Corp. ..........      11,000       22,103
Taisei Corp. ...................      10,000       23,867
Takashimaya Co., Ltd. ..........       3,000       27,253
Takefuji Corp. .................         790       11,007
The Bank of Kyoto, Ltd. ........       3,000       31,385
The Furukawa Electric Co.,
  Ltd. .........................       7,000       30,442
The Gunma Bank, Ltd. ...........       5,000       33,347
The Hachijuni Bank, Ltd. .......       6,000       38,942
The Joyo Bank, Ltd. ............       6,000       29,206
THK Co., Ltd. ..................       1,300       25,263
Tobu Railway Co., Ltd. .........      10,000       47,451
Trend Micro, Inc. ..............         500       16,509
Ube Industries, Ltd. ...........       8,000       28,376
Yakult Honsha Co., Ltd. ........       1,000       28,206
Yamaha Corp. ...................       1,500       29,008
Yaskawa Electric Corp. .........       2,000       19,641
Yokogawa Electric Corp. ........       2,700       24,732
                                               ----------
TOTAL JAPAN.....................                1,783,697
                                               ----------
LUXEMBOURG -- 0.3%
Oriflame Cosmetics SA SDR.......         336       21,645
                                               ----------
NETHERLANDS -- 4.3%
Boskalis Westminster NV.........         426       22,854
Chicago Bridge & Iron Co. NV....         576       22,936
Core Laboratories NV (a)........         192       27,331
Corio NV........................         500       39,097
Corporate Express NV............       1,590       22,972
Fugro NV........................         287       24,531
Gemalto NV (a)..................         761       27,721
James Hardie Industries NV ADR..       4,344       17,675
Koninklijke BAM Groep NV........         987       17,479
Qiagen NV (a)...................       1,185       24,010
Wereldhave NV...................         341       35,970
                                               ----------
TOTAL NETHERLANDS...............                  282,576
                                               ----------
NORWAY -- 0.7%
Petroleum Geo-Services ASA (a)..         988       24,247
Storebrand ASA..................       3,073       22,805
                                               ----------
TOTAL NORWAY....................                   47,052
                                               ----------
PAPUA NEW GUINEA -- 1.2%
Lihir Gold, Ltd. (a)............      10,099       31,885
Oil Search, Ltd. ...............       7,072       46,149
                                               ----------
TOTAL PAPUA NEW GUINEA..........                   78,034
                                               ----------
PORTUGAL -- 0.4%
Zon Multimedia Servicos de
  Telecomunicacoes e Multimedia
  SGPS SA.......................       3,296       27,419
                                               ----------
SINGAPORE -- 3.0%
CapitaMall Trust................      14,000       30,810
Fraser and Neave, Ltd. .........      13,000       43,345
Frontline, Ltd. ................         384       26,990
Singapore Press Holdings,
  Ltd. .........................      20,000       62,562
Venture Corp., Ltd. ............       5,000       36,102
                                               ----------
TOTAL SINGAPORE.................                  199,809
                                               ----------
SOUTH KOREA -- 5.2%
Cheil Industries, Inc. .........         520       24,110
CJ CheilJedang Corp (a).........          58       15,165
Daegu Bank......................       2,210       29,367
DC Chemical Co., Ltd. ..........          67       22,610
Doosan Corp (a).................          96       16,060
Hanjin Shipping Co., Ltd. ......         500       19,406
Hanwha Corp. ...................         310       10,965
Hyundai Securities Co., Ltd. ...       1,000       12,093
Kangwon Land, Inc. .............       1,130       24,738
KCC Corp. ......................          38       15,820
Korea Express Co., Ltd. (a).....         110       10,726
Korea Investment Holdings Co.,
  Ltd. .........................         327       13,083
Mirae Asset Securities Co.,
  Ltd. .........................         144       14,110
Pusan Bank......................       2,010       26,901
Samsung Electro-Mechanics Co.,
  Ltd. .........................         539       19,993
Samsung Engineering Co., Ltd. ..         202       15,120
Samsung SDI Co., Ltd. (a).......         289       23,097
Samsung Techwin Co., Ltd. ......         346       15,331
Woori Investment & Securities
  Co., Ltd. ....................         900       16,347
                                               ----------
TOTAL SOUTH KOREA...............                  345,042
                                               ----------
SPAIN -- 3.8%
Bolsas y Mercados Espanoles.....         518       19,302
Ebro Puleva SA..................       2,419       46,269
FAES FARMA SA...................       1,806       17,357
Grifols SA......................         981       31,361
Indra Sistemas SA...............       1,789       46,564
NH Hoteles SA (a)...............       2,454       34,256

SPDR S&P INTERNATIONAL MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------
SOS Cuetara SA..................       2,413   $   55,164
                                               ----------
TOTAL SPAIN.....................                  250,273
                                               ----------
SWEDEN -- 1.5%
Getinge AB......................       1,536       37,664
JM AB...........................         960       12,488
Lundin Petroleum AB (a).........       1,655       24,486
Modern Times Group AB...........         383       22,571
                                               ----------
TOTAL SWEDEN....................                   97,209
                                               ----------
SWITZERLAND -- 3.2%
Ciba Holding AG.................       1,083       31,386
Lonza Group AG..................         329       45,768
PSP Swiss Property AG (a).......         884       52,679
Rieter Holding AG...............          76       24,865
Sika AG.........................          21       33,151
Sulzer AG.......................         202       25,721
                                               ----------
TOTAL SWITZERLAND...............                  213,570
                                               ----------
UNITED KINGDOM -- 12.4%
Admiral Group PLC...............       1,339       21,279
Aggreko PLC.....................       2,234       32,656
Amec PLC........................       2,229       39,481
Autonomy Corp PLC (a)...........       1,138       20,530
Babcock International Group
  PLC...........................       2,119       25,893
Balfour Beatty PLC..............       3,436       29,062
Bunzl PLC.......................       1,374       17,897
Cairn Energy PLC (a)............         698       44,938
Charter PLC.....................       1,111       19,225
Cobham PLC......................       9,205       36,236
Cookson Group PLC...............       1,763       22,017
De La Rue PLC...................       1,398       24,831
Drax Group PLC..................       2,718       39,974
Hays PLC........................      11,468       20,655
Inchcape PLC....................       3,942       25,065
Informa PLC.....................       3,667       30,140
Inmarsat PLC....................       3,426       35,796
Intermediate Capital Group PLC..         914       24,684
Intertek Group PLC..............       1,424       28,000
Investec PLC....................       3,559       21,815
Kesa Electricals PLC............       5,386       16,963
LogicaCMG PLC...................      11,012       23,669
Pennon Group PLC................       2,942       37,355
Serco Group PLC.................       3,833       34,155
Signet Group PLC................      22,010       21,792
Subsea 7, Inc. (a)..............         697       17,653
Tomkins PLC.....................       8,410       25,273
Travis Perkins PLC..............       1,326       14,197
TUI Travel PLC..................       7,025       28,661
United Business Media PLC.......       2,082       22,603
William Hill PLC................       3,513       22,391
                                               ----------
TOTAL UNITED KINGDOM............                  824,886
                                               ----------
TOTAL COMMON STOCKS --
  (Cost $7,108,355).............                6,602,932
                                               ----------
SHORT TERM INVESTMENTS -- 0.0% (b)
UNITED STATES -- 0.0% (b)
MONEY MARKET FUNDS -- 0.0% (b)
STIC Prime Portfolio
  (Cost $3,245).................       3,245        3,245
                                               ----------
TOTAL INVESTMENTS -- 99.6%
  (Cost $7,111,600).............                6,606,177
OTHER ASSETS AND
  LIABILITIES -- 0.4%...........                   26,269
                                               ----------
NET ASSETS -- 100.0%............               $6,632,446
                                               ==========




  (a) Non-income producing security.

  (b) Amount shown represents less than 0.05% of net assets.

   ADR = American Depositary Receipt

   SDR = Swedish Depositary Receipt

SPDR S&P INTERNATIONAL MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
JUNE 30, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Diversified Financial Services........        6.3%
Metals & Mining.......................        6.1
Chemicals.............................        6.0
Oil, Gas & Consumable Fuels...........        5.8
Construction & Engineering............        5.1
Commercial Banks......................        4.7
Machinery.............................        3.5
Food Products.........................        3.4
Energy Equipment & Services...........        3.3
Media.................................        3.2
Commercial Services & Supplies........        2.9
Road & Rail...........................        2.8
Industrial Conglomerates..............        2.4
Electronic Equipment & Instruments....        2.3
Hotels, Restaurants & Leisure.........        2.1
Capital Markets.......................        2.1
Auto Components.......................        2.1
Insurance.............................        2.0
Multiline Retail......................        1.9
Trading Companies & Distributors......        1.8
Leisure Equipment & Products..........        1.8
Health Care Providers & Services......        1.7
Construction Materials................        1.6
Electrical Equipment..................        1.5
IT Services...........................        1.5
Aerospace & Defense...................        1.3
Diversified Telecommunication
  Services............................        1.3
Electric Utilities....................        1.3
Software..............................        1.3
Real Estate Management & Development..        1.3
Food & Staples Retailing..............        1.2
Household Durables....................        1.2
Health Care Equipment & Supplies......        1.2
Biotechnology.........................        1.1
Pharmaceuticals.......................        1.1
Marine................................        0.8
Consumer Finance......................        0.8
Beverages.............................        0.8
Textiles, Apparel & Luxury Goods......        0.7
Computers & Peripherals...............        0.7
Building Products.....................        0.7
Independent Power Producers & Energy
  Traders.............................        0.6
Automobiles...........................        0.6
Specialty Retail......................        0.6
Office Electronics....................        0.6
Water Utilities.......................        0.6
Transportation Infrastructure.........        0.5
Diversified Consumer Services.........        0.4
Distributors..........................        0.4
Internet Software & Services..........        0.3
Internet & Catalog Retail.............        0.3
Paper & Forest Products...............        0.2
Short Term Investments................        0.0**
Other Assets & Liabilities............        0.4
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

   ** Amount represents less than 0.05% of net assets.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                 -------   ----------
COMMON STOCKS -- 90.9%
ARGENTINA -- 0.7%
Banco Macro SA ADR.............        1,153   $   19,163
MercadoLibre, Inc. (a).........          390       13,451
                                               ----------
TOTAL ARGENTINA................                    32,614
                                               ----------
BRAZIL -- 4.0%
BR Malls Participacoes SA (a)..        1,606       15,651
Brasil Ecodiesel Industria e
  Comercio de Biocombustiveis e
  Oleos Vegetais SA (a)........        5,630       14,548
Diagnosticos da America SA.....        1,090       28,304
Eternit SA.....................        4,521       19,187
Lupatech SA (a)................          550       20,748
PDG Realty SA Empreendimentos e
  Participacoes................        1,506       21,674
Sao Martinho SA................        1,192       19,411
Terna Participacoes SA.........        1,180       23,741
Totvs SA.......................          494       16,272
                                               ----------
TOTAL BRAZIL...................                   179,536
                                               ----------
CHILE -- 2.1%
Almendral SA...................      158,222       14,863
Companiha SudAmericana de
  Vapores SA...................       10,874       15,167
La Polar SA....................        5,562       22,483
Masisa SA......................      107,318       18,533
Vina Concha Y Toro SA..........       13,540       23,331
                                               ----------
TOTAL CHILE....................                    94,377
                                               ----------
CHINA -- 7.2%
Anhui Expressway Co., Ltd. ....       32,000       23,187
Brilliance China Automotive
  Holdings, Ltd. (a)...........       92,000       11,209
Chaoda Modern Agriculture
  Holdings, Ltd. ..............       26,000       32,811
China Green Holdings, Ltd. ....       15,000       17,814
China Hongxing Sports, Ltd. ...       37,000       12,255
China Huiyuan Juice Group,
  Ltd. ........................       20,500       12,882
China Medical Technologies,
  Inc. ADR.....................          348       17,191
China Power International
  Development, Ltd. ...........       72,000       20,130
Great Wall Motor Co., Ltd. ....       13,000        8,620
Home Inns & Hotels Management,
  Inc. ADR (a).................          919       17,470
Huangshan Tourism Development
  Co., Ltd. (a)................        8,700       11,980
Inner Mongolia Eerduosi
  Cashmere Products Co.,
  Ltd. ........................       19,600       22,775
Jiangsu Xincheng Real Estate
  Co., Ltd. ...................       13,600        7,466
Ports Design, Ltd. ............        9,000       25,739
Shenzhen International
  Holdings, Ltd. ..............      212,500       19,894
Sohu.com, Inc. (a).............          396       27,894
TPV Technology, Ltd. ..........       38,000       19,786
Zhuzhou CSR Times Electric Co.,
  Ltd. ........................       18,000       14,936
                                               ----------
TOTAL CHINA....................                   324,039
                                               ----------
CZECH REPUBLIC -- 0.4%
Philip Morris CR AS............           57       16,605
                                               ----------
EGYPT -- 3.2%
Eastern Tobacco................          310       19,201
Egyptian Kuwait Holding Co. ...        7,700       23,023
Egyptian for Tourism Resorts...       11,371       13,980
El Ezz Steel Rebars SAE........          752       11,292
ElSewedy Cables Holding Co.
  (a)..........................          681       16,629
Misr Beni Suef Cement Co. .....          986       17,963
Olympic Group Financial
  Investments..................        1,080       13,379
Six of October Development &
  Investment Co. (a)...........          311        9,629
Suez Cement Co. ...............        1,986       18,638
                                               ----------
TOTAL EGYPT....................                   143,734
                                               ----------
INDIA -- 5.5%
Amtek Auto, Ltd. ..............        2,323       12,958
Anant Raj Industries, Ltd. ....        2,949        9,185
Ashok Leyland, Ltd. ...........       20,219       13,464
Bharat Forge, Ltd. ............        3,564       19,529
CESC, Ltd. ....................        1,475       13,439
Divi's Laboratories, Ltd. .....          608       18,865
Essar Oil, Ltd. (a)............        3,508       14,191
GTL, Ltd. .....................        2,409       11,450
India Cements, Ltd. ...........        3,128        9,960
IVRCL Infrastructures &
  Projects, Ltd. ..............        1,740       11,930
Lanco Infratech, Ltd. (a)......        1,872       12,202
Moser Baer India, Ltd. ........        4,518       12,774
Mphasis, Ltd. .................        3,931       19,561
Nagarjuna Construction, Co.,
  Ltd. ........................        3,851       12,075
Patni Computer Systems, Ltd. ..        2,714       13,739
Sintex Industries, Ltd. (a)....        1,443        9,929
United Phosphorus, Ltd. (a)....        2,538       16,219
Yes Bank, Ltd. (a).............        6,740       18,015
                                               ----------
TOTAL INDIA....................                   249,485
                                               ----------
INDONESIA -- 3.3%
Bakrie and Brothers Tbk PT
  (a)..........................      903,500       51,937
Bank Internasional Indonesia
  Tbk PT.......................      434,500       21,913
Bank Panin Indonesia Tbk PT
  (a)..........................      276,000       25,145
Energi Mega Persada Tbk PT
  (a)..........................      128,000       13,883
Indofood Sukses Makmur Tbk PT..       81,000       21,085
Lippo Karawaci Tbk PT..........      198,500       15,716
                                               ----------
TOTAL INDONESIA................                   149,679
                                               ----------
ISRAEL -- 5.2%
Clal Industries, Ltd. .........        6,076       27,658
Elbit Imaging, Ltd. ...........          389       16,279
Elbit Systems, Ltd. ...........          594       35,284
First International Bank of
  Israel, Ltd. (a).............        1,872       22,686
IDB Development Corp., Ltd. ...          847       20,833
Koor Industries, Ltd. (d) .....          390       25,611
NICE Systems, Ltd. (a).........        1,073       32,025
Orbotech, Ltd. (a).............        1,530       20,380
Osem Investments, Ltd. ........        2,508       32,677
                                               ----------
TOTAL ISRAEL...................                   233,433
                                               ----------
JORDAN -- 0.7%
Jordan Petroleum Refinery......        1,209       30,526
                                               ----------
MALAYSIA -- 6.2%
Alliance Financial Group Bhd...       33,000       27,976
Bursa Malaysia Bhd.............       10,200       23,256
Gamuda Bhd.....................       33,200       23,776
IGB Corp. Bhd..................       61,800       27,236
KNM Group Bhd..................       17,750       34,495
Kulim Malaysia Bhd.............       10,800       32,061
Malaysian Bulk Carriers Bhd....       14,800       16,578
Media Prima Bhd................       31,300       17,338
Sarawak Energy Bhd.............       41,800       38,122
SP Setia Bhd...................       29,500       26,543
UEM World Bhd..................       14,200       12,777
                                               ----------
TOTAL MALAYSIA.................                   280,158
                                               ----------
MEXICO -- 3.2%
Consorcio ARA, SA de CV........       20,479       18,921
Grupo Aeroportuario del Sureste
  SAB de CV....................        5,270       27,338

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                 -------   ----------
Industrias CH SAB, Series B
  (a)..........................        4,486   $   25,030
Mexichem SAB de CV.............        3,469       28,062
Promotora y Operadora de
  Infraestructura, SAB de CV
  (a)..........................        5,432       19,706
TV Azteca SAB de CV, CPO.......       41,351       26,447
                                               ----------
TOTAL MEXICO...................                   145,504
                                               ----------
MOROCCO -- 1.1%
Banque Centrale Populaire......           77       26,096
Societe Anonyme Marocaine de
  l'Industrie du Raffinage.....          243       23,682
                                               ----------
TOTAL MOROCCO..................                    49,778
                                               ----------
PAKISTAN -- 1.7%
Bank Al Habib, Ltd. ...........       25,000       15,420
EFU General Insurance, Ltd. ...        1,500        7,908
Hub Power Co., Ltd. ...........       58,500       24,442
Lucky Cement, Ltd. ............        8,500       12,161
Pakistan Oil Fields, Ltd. .....        3,500       18,655
                                               ----------
TOTAL PAKISTAN.................                    78,586
                                               ----------
PERU -- 0.3%
Sociedad Minera El Brocal SA...        1,052       13,498
                                               ----------
PHILIPPINES -- 0.3%
Megaworld Corp. ...............      403,000       10,951
                                               ----------
POLAND -- 3.6%
Agora SA.......................        1,137       18,176
Asseco Poland SA...............          613       16,428
Ciech SA (a)...................          419       13,199
Echo Investment SA (a).........        6,738       13,781
Emperia Holding SA.............          233       12,708
Grupa Lotos SA (a).............        1,372       17,095
LPP SA (a).....................           16       13,661
Orbis SA (a)...................          879       18,804
PBG SA (a).....................          162       19,529
Polimex Mostostal SA...........        6,737       16,756
                                               ----------
TOTAL POLAND...................                   160,137
                                               ----------
SOUTH AFRICA -- 7.7%
Afgri, Ltd. ...................       27,657       21,728
Aspen Pharmacare Holdings,
  Ltd. ........................        6,847       27,814
Coronation Fund Managers,
  Ltd. ........................       23,973       13,934
DataTec, Ltd. .................        5,071       16,745
Foschini, Ltd. ................        4,907       18,523
Gold Reef Resorts, Ltd. .......        7,202       14,122
Grindrod, Ltd. ................        7,786       26,109
Hosken Consolidated
  Investments, Ltd. ...........        1,978       16,424
JD Group, Ltd. ................        4,113       13,792
JSE, Ltd. .....................        2,293       15,964
Lewis Group, Ltd. .............        4,284       18,060
Merafe Resources, Ltd. (a).....       36,142       19,622
Metorex, Ltd. (a)..............        8,143       24,029
Mvelaphanda Resources, Ltd.
  (a)..........................        2,644       21,937
Northam Platinum, Ltd. ........        2,514       21,710
Reunert, Ltd. .................        3,686       23,072
SA Corporate Real Estate Fund..       70,542       22,258
Sentula Mining, Ltd. ..........        7,478       12,849
                                               ----------
TOTAL SOUTH AFRICA.............                   348,692
                                               ----------
TAIWAN -- 28.9%
AmTRAN Technology Co., Ltd. ...       15,000       11,416
Asia Optical Co., Inc. ........        7,000       13,353
BES Engineering Corp. .........       41,000       10,306
Capital Securities Corp. ......       31,000       19,814
Cathay Real Estate Development
  Co., Ltd. ...................       21,000       11,727
Chicony Electronics Co.,
  Ltd. ........................        9,000       16,901
China Bills Finance Corp. (a)..      180,000       41,927
China Life Insurance Co., Ltd.
  (a)..........................       22,000       16,272
China Petrochemical Development
  Corp. (a)....................       36,000       16,012
Clevo Co. (a)..................        9,000       12,127
CMC Magnetics Corp. (a)........       53,000       14,982
Coretronic Corp. ..............       17,000       17,978
D-Link Corp. ..................       10,000       13,508
E.Sun Financial Holding Co.,
  Ltd. (a).....................       69,000       37,509
Elan Microelectronics Corp. ...        8,000        9,119
Everlight Electronics Co.,
  Ltd. ........................        6,000       15,498
Far Eastern Department Stores,
  Ltd. ........................       13,000       13,834
Far Eastern International Bank
  (a)..........................       52,000       17,115
Faraday Technology Corp. ......        7,000       10,378
Feng Hsin Iron & Steel Co.,
  Ltd. ........................        9,000       23,365
Firich Enterprises Co., Ltd. ..        1,000        5,551
Formosa Taffeta Co., Ltd. .....       28,000       27,628
Giant Manufacturing Co.,
  Ltd. ........................       11,000       29,536
Global Unichip Corp. ..........        2,000       14,628
Goldsun Development &
  Construction Co., Ltd. ......       27,000       13,343
Greatek Electronics, Inc. .....       17,000       19,883
HannStar Display Corp. (a).....       73,000       26,576
Highwealth Construction
  Corp. .......................        7,000        7,587
Himax Technologies Inc. ADR....        4,692       24,023
Hotai Motor Co., Ltd. .........        8,000       23,853
Huaku Development Co., Ltd. ...        4,000       11,373
International Games System Co.,
  Ltd. ........................        2,000       14,859
Inventec Co., Ltd. ............       51,000       30,076
KGI Securities Co., Ltd. ......       39,000       28,396
King Yuan Electronics Co.,
  Ltd. ........................       31,000       13,481
Kinsus Interconnect Technology
  Corp. .......................        6,000       13,244
Largan Precision Co., Ltd. ....        1,000       12,783
Macronix International Co.,
  Ltd. ........................       43,000       18,842
Makalot Industrial Co., Ltd. ..       13,000       18,417
Mitac International Corp. .....       19,000       12,864
Mosel Vitelic, Inc. ...........       14,000        9,109
Nan Kang Rubber Tire Co.,
  Ltd. ........................       13,000       11,842
Pan-International Industrial
  Co., Ltd. ...................        6,000        7,927
PixArt Imaging, Inc. ..........        1,000        6,606
Polaris Securities Co., Ltd.
  (a)..........................       48,000       28,781
President Securities Corp. ....       28,000       18,357
Prince Housing Development
  Corp. .......................       17,000       10,809
Qisda Corp. (a)................       26,000       17,303
RichTek Technology Corp. ......        1,000        7,775
Ritek Corp. (a)................       68,000       12,210
Ruentex Development Co.,
  Ltd. ........................       11,000        8,535
Silicon Motion Technology Corp.
  ADR (a)......................        1,084       15,664
Simplo Technology Co., Ltd. ...        3,000       14,924
Sino-American Silicon Products,
  Inc. ........................        2,000        9,159
Solar Applied Materials
  Technology Corp. ............        3,000       13,046
Taichung Commercial Bank (a)...       36,000       15,241
Taiwan Business Bank (a).......       52,000       19,530
Taiwan Glass Industrial
  Corp. .......................       28,000       29,796
Teco Electric & Machinery Co.,
  Ltd. ........................       50,000       28,004
Tripod Technology Corp. .......        9,000       22,505
TSRC Corp. ....................       12,000       18,680
Tung Ho Steel Enterprise
  Corp. .......................       13,000       23,342
Unimicron Technology Corp. ....       13,000       14,776
Universal Cement Corp. (a).....       35,000       29,346
Via Technologies, Inc. (a).....       23,000       16,178
Wafer Works Corp. (a)..........        2,000        7,479
Walsin Lihwa Corp. ............       46,000       16,595

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                 -------   ----------
Wan Hai Lines, Ltd. ...........       28,000   $   21,586
Winbond Electronics Corp. .....       79,000       16,657
Wintek Corp. (a)...............       17,000       10,389
WPG Holdings Co., Ltd. ........       10,000       10,098
Yageo Corp. ...................       65,000       20,108
Yang Ming Marine Transport.....       29,000       19,108
Yosun Industrial Corp. ........       21,000       15,809
Yuen Foong Yu Paper
  Manufacturing Co., Ltd. .....       54,000       20,993
Yulon Motor Co., Ltd. .........       17,000       17,250
Zinwell Corp. .................        3,000        7,610
                                               ----------
TOTAL TAIWAN...................                 1,303,211
                                               ----------
THAILAND -- 4.2%
BEC World PCL..................       30,700       22,496
Cal-Comp Electronics Thailand
  PCL..........................      170,800       25,542
Central Pattana PCL............       25,400       17,777
Charoen Pokphand Foods PCL.....      145,600       16,374
Glow Energy PCL................       35,100       30,969
Hana Microelectronics PCL......       43,300       23,699
Minor International PCL........       41,200       17,251
Thanachart Capital PCL.........       54,100       21,682
Thoresen Thai Agencies PCL.....       11,700       14,347
                                               ----------
TOTAL THAILAND.................                   190,137
                                               ----------
TURKEY -- 1.4%
Albaraka Turk Katilim Bankasi..        5,013       14,350
Kardemir Karabuk Demir Celik
  Sanayi ve Ticaret AS (a).....       12,773       12,014
Petkim Petrokimya Holding AS
  (a)..........................        3,408       13,936
Sekerbank TAS..................        4,403        8,570
Turk Hava Yollari Anonim
  Ortakligi (a)................        3,894       15,924
                                               ----------
TOTAL TURKEY...................                    64,794
                                               ----------
TOTAL COMMON STOCKS --
  (Cost $4,883,210)............                 4,099,474
                                               ----------
PREFERRED STOCKS -- 3.6%
BRAZIL -- 3.6%
Banco do Estado do Rio Grande
  do Sul SA....................        2,978       17,319
Centrais Eletricas de Santa
  Catarina SA..................          853       25,421
Companhia de Tecidos Norte de
  Minas (a)....................        3,829       19,019
Confab Industrial SA...........        6,583       28,517
Marcopolo SA...................        6,209       24,555
Randon SA Implementos e
  Participacoes................        2,777       27,709
Telemig Celular Participacoes
  SA...........................          704       20,857
                                               ----------
TOTAL PREFERRED STOCKS --
  (Cost $164,360)..............                   163,397
                                               ----------
RIGHTS -- 0.0% (b)
ISRAEL -- 0.0% (b)
Koor Industries, Ltd.
  (expired 6/29/08) (a)(c)
  (Cost $0)....................           56          964
                                               ----------
SHORT TERM INVESTMENTS -- 0.4%
UNITED STATES -- 0.4%
MONEY MARKET FUNDS -- 0.4%
STIC Prime Portfolio
  (Cost $16,789)...............       16,789       16,789
                                               ----------
TOTAL INVESTMENTS -- 94.9%
  (Cost $5,064,359)............                 4,280,624
OTHER ASSETS AND
  LIABILITIES -- 5.1%..........                   231,855
                                               ----------
NET ASSETS -- 100.0%...........                $4,512,479
                                               ==========




  (a) Non-income producing security.

  (b) Amount shown represents less than 0.05 % of net assets.

  (c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.

  (d) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.

   ADR = American Depositary Receipt

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
JUNE 30, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Commercial Banks......................        6.8%
Electronic Equipment & Instruments....        5.8
Metals & Mining.......................        5.3
Real Estate Management & Development..        4.7
Food Products.........................        4.6
Computers & Peripherals...............        4.5
Semiconductors & Semiconductor
  Equipment...........................        4.4
Industrial Conglomerates..............        4.1
Capital Markets.......................        3.8
Textiles, Apparel & Luxury Goods......        3.1
Oil, Gas & Consumable Fuels...........        2.9
Construction Materials................        2.9
Construction & Engineering............        2.8
Electric Utilities....................        2.6
Marine................................        2.5
Hotels, Restaurants & Leisure.........        2.1
Chemicals.............................        2.0
Machinery.............................        1.8
Media.................................        1.9
Electrical Equipment..................        1.7
Independent Power Producers & Energy
  Traders.............................        1.7
Specialty Retail......................        1.5
Household Durables....................        1.4
Diversified Financial Services........        1.4
Leisure Equipment & Products..........        1.2
Transportation Infrastructure.........        1.1
Software..............................        1.1
Pharmaceuticals.......................        1.0
Communications Equipment..............        1.0
IT Services...........................        1.0
Auto Components.......................        1.0
Internet Software & Services..........        0.9
Building Products.....................        0.9
Paper & Forest Products...............        0.9
Automobiles...........................        0.8
Multiline Retail......................        0.8
Tobacco...............................        0.8
Aerospace & Defense...................        0.8
Energy Equipment & Services...........        0.8
Health Care Providers & Services......        0.6
Insurance.............................        0.5
Beverages.............................        0.5
Consumer Finance......................        0.5
Wireless Telecommunication Services...        0.5
Air Freight & Logistics...............        0.4
Health Care Equipment & Supplies......        0.4
Airlines..............................        0.4
Food & Staples Retailing..............        0.3
Short Term Investments................        0.4
Other Assets and Liabilities..........        5.1
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR DJ WILSHIRE GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------
COMMON STOCKS -- 99.1%
AUSTRALIA -- 10.2%
Abacus Property Group...........       4,880   $    5,386
Babcock & Brown Japan Property
  Trust.........................       4,145        3,222
Bunnings Warehouse Property
  Trust.........................       1,867        3,064
Centro Properties Group (a).....       6,764        1,590
Centro Retail Group.............      13,214        3,994
CFS Retail Property Trust.......       9,967       17,695
Commonwealth Property Office
  Fund..........................      12,924       15,317
Dexus Property Group............      23,467       31,078
Goodman Group...................      11,886       35,246
GPT Group.......................      16,805       35,802
ING Industrial Fund.............       8,940       13,469
ING Office Fund.................      10,073       11,116
ING Real Estate Community Living
  Group.........................       3,083        1,331
Macquarie CountryWide Trust.....      10,864        9,383
Macquarie DDR Trust.............       6,683        2,565
Macquarie Leisure Trust Group...       1,758        2,514
Macquarie Office Trust..........      16,242       12,158
Tishman Speyer Office Fund......       2,536        3,334
Valad Property Group............      12,184        7,834
Westfield Group.................      14,410      225,129
                                               ----------
TOTAL AUSTRALIA.................                  441,227
                                               ----------
AUSTRIA -- 2.2%
CA Immobilien Anlagen AG (a)....         629       13,190
IMMOEAST AG (a).................       3,070       27,232
Immofinanz Immobilien Anlagen
  AG............................       3,674       37,915
Meinl European Land, Ltd. (a)...       1,680       18,926
                                               ----------
TOTAL AUSTRIA...................                   97,263
                                               ----------
BELGIUM -- 0.5%
Befimmo S.C.A. .................          88        9,303
Cofinimmo.......................          68       12,375
                                               ----------
TOTAL BELGIUM...................                   21,678
                                               ----------
CANADA -- 5.7%
Boardwalk REIT..................         201        7,558
Brookfield Asset Management,
  Inc. (Class A)................       4,640      151,381
Brookfield Properties Corp. ....       1,628       28,962
Calloway REIT...................         298        5,757
Canadian Apartment Properties
  REIT..........................         260        4,467
Canadian REIT...................         237        6,838
Chartwell Seniors Housing REIT..         368        3,333
Extendicare REIT................         237        2,100
First Capital Realty, Inc. .....         240        5,618
H&R REIT........................         532        9,439
Primaris Retail REIT............         242        4,368
RioCan REIT.....................         822       16,091
                                               ----------
TOTAL CANADA....................                  245,912
                                               ----------
CHINA -- 6.1%
Champion REIT...................       8,000        3,704
GZI REIT........................       5,000        1,808
Hang Lung Group, Ltd. ..........       6,000       26,663
Hang Lung Properties, Ltd. .....      15,000       48,093
Henderson Investment, Ltd. .....       7,000          664
Henderson Land Development Co.,
  Ltd. .........................       8,000       49,862
Hong Kong Land Holdings, Ltd. ..      10,000       42,400
Hysan Development Co., Ltd. ....       5,000       13,722
Kerry Properties, Ltd. .........       5,000       26,259
Link REIT.......................      13,000       29,610
Prosperity REIT.................       9,000        1,731
Wheelock & Co., Ltd. ...........       7,000       18,763
                                               ----------
TOTAL CHINA.....................                  263,279
                                               ----------
FRANCE -- 5.2%
Fonciere des Regions............         148       18,142
Gecina SA.......................         159       19,289
Klepierre.......................         581       29,293
Societe Immobiliere de Location
  pour l'Industrie et le
  Commerce......................          82       10,310
Unibail-Rodamco.................         651      150,693
                                               ----------
TOTAL FRANCE....................                  227,727
                                               ----------
GERMANY -- 0.3%
IVG Immobilien AG...............         733       14,459
                                               ----------
ITALY -- 0.1%
Beni Stabili SpA................       4,123        4,092
                                               ----------
JAPAN -- 11.0%
Aeon Mall Co., Ltd. ............         600       17,773
Creed Office Investment Corp. ..           1        1,773
DA Office Investment Corp. .....           2        8,188
Daibiru Corp. ..................         500        5,561
Frontier Real Estate Investment
  Corp. ........................           1        7,245
Fukuoka REIT Corp. .............           1        5,264
Global One REIT.................           1       11,320
Hankyu REIT, Inc. ..............           1        5,556
Heiwa Real Estate Co., Ltd. ....       1,000        4,962
Japan Excellent, Inc. ..........           1        4,877
Japan Hotel and Resort, Inc. ...           1        2,821
Japan Prime Realty Investment
  Corp. ........................           5       14,811
Japan Real Estate Investment
  Corp. ........................           4       42,262
Japan Retail Fund Investment
  Corp. ........................           3       17,320
Kenedix Realty Investment
  Corp. ........................           2       11,886
Mitsui Fudosan Co., Ltd. .......       7,000      149,898
Mori Hills REIT Investment
  Corp. ........................           1        4,783
Mori Trust Sogo REIT, Inc. .....           1        9,433
New City Residence Investment
  Corp. ........................           1        2,038
Nippon Building Fund, Inc. .....           4       47,168
Nippon Commercial Investment
  Corp. ........................           2        5,660
Nippon Residential Investment
  Corp. ........................           2        6,018
Nomura Real Estate Office Fund,
  Inc. .........................           2       15,075
NTT Urban Development Corp. ....           9       11,801
Orix JREIT, Inc. ...............           2       12,169
Premier Investment Co. .........           1        4,585
Shoei Co., Ltd. ................         300        3,521
Suruga Corp. ...................         200          130
TOC Co., Ltd. ..................       1,000        4,868
Tokyu Land Corp. ...............       4,000       22,754
Tokyu REIT, Inc. ...............           1        8,141
Top REIT, Inc. .................           1        3,736
United Urban Investment Corp. ..           1        4,509
Zephyr Co., Ltd. (a)............           2          416
                                               ----------
TOTAL JAPAN.....................                  478,322
                                               ----------
NETHERLANDS -- 1.5%
Corio NV........................         538       42,069
Eurocommercial Properties NV....         250       11,923
VastNed Retail NV...............         135       10,847
                                               ----------
TOTAL NETHERLANDS...............                   64,839
                                               ----------
NEW ZEALAND -- 0.4%
AMP NZ Office Trust.............       4,257        3,791
Goodman Property Trust..........       5,295        4,876

SPDR DJ WILSHIRE GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------
ING Property Trust..............       4,119   $    2,790
Kiwi Income Property Trust......       5,928        5,459
                                               ----------
TOTAL NEW ZEALAND...............                   16,916
                                               ----------
SINGAPORE -- 3.1%
Allco Commercial REIT...........       5,000        2,797
Ascendas REIT...................       7,000       11,386
Cambridge Industrial Trust......       5,000        2,466
CapitaCommercial Trust..........       6,000        8,435
CapitaLand, Ltd. ...............      13,000       54,539
CapitaMall Trust................       8,000       17,606
Guocoland, Ltd. ................       1,000        1,605
Macquarie Prime REIT............       5,000        3,790
Mapletree Logistics Trust.......       6,000        3,754
Singapore Land, Ltd. ...........       1,000        4,585
Suntec REIT.....................      11,000       11,011
United Industrial Corp., Ltd. ..       5,000       11,004
                                               ----------
TOTAL SINGAPORE.................                  132,978
                                               ----------
SOUTH AFRICA -- 0.2%
Capital Property Fund...........       1,995        1,096
Fountainhead Property Trust.....       7,972        4,644
SA Corporate Real Estate Fund...       6,428        2,028
Sycom Property Fund.............         790        1,342
                                               ----------
TOTAL SOUTH AFRICA..............                    9,110
                                               ----------
SPAIN -- 0.1%
Martinsa-Fadesa SA (a)..........          89        2,242
                                               ----------
SWEDEN -- 0.6%
Castellum AB....................       1,284       12,273
Fabege AB.......................         963        6,452
Kungsleden AB...................       1,093        8,104
                                               ----------
TOTAL SWEDEN....................                   26,829
                                               ----------
SWITZERLAND -- 0.7%
PSP Swiss Property AG (a).......         341       20,321
Swiss Prime Site AG (a).........         185       10,824
                                               ----------
TOTAL SWITZERLAND...............                   31,145
                                               ----------
UNITED KINGDOM -- 7.4%
Big Yellow Group PLC............         680        3,884
British Land Co. PLC............       4,179       58,925
Brixton PLC.....................       1,983        9,491
Capital & Regional PLC..........         526        1,989
Derwent London PLC..............         754       15,126
Grainger PLC....................         958        4,099
Great Portland Estates PLC......       1,449        9,754
Hammerson PLC...................       2,326       41,314
Land Securities Group PLC.......       3,745       91,822
Liberty International PLC.......       2,384       40,898
Minerva PLC (a).................       1,290        2,253
Quintain Estates & Development
  PLC...........................       1,040        3,896
Segro PLC.......................       3,490       27,331
Shaftesbury PLC.................       1,082        8,393
Workspace Group PLC.............       1,395        4,019
                                               ----------
TOTAL UNITED KINGDOM............                  323,194
                                               ----------
UNITED STATES -- 43.8%
Acadia Realty Trust.............         242        5,602
Alexander's, Inc. (a)...........          16        4,970
Alexandria Real Estate Equities,
  Inc. .........................         255       24,822
AMB Property Corp. .............         792       39,901
American Campus Communities,
  Inc. .........................         305        8,491
Apartment Investment &
  Management Co. (Class A)......         665       22,650
Ashford Hospitality Trust,
  Inc. .........................         981        4,532
Associated Estates Realty
  Corp. ........................         131        1,403
Avalonbay Communities, Inc. ....         615       54,833
BioMed Realty Trust, Inc. ......         524       12,854
Boston Properties, Inc. ........         952       85,889
Brandywine Realty Trust.........         699       11,016
BRE Properties, Inc. ...........         409       17,702
Camden Property Trust...........         422       18,678
CBL & Associates Properties,
  Inc. .........................         523       11,945
Cedar Shopping Centers, Inc. ...         354        4,149
Colonial Properties Trust.......         368        7,367
Corporate Office Properties
  Trust.........................         379       13,011
Cousins Properties, Inc. .......         331        7,646
DCT Industrial Trust, Inc. .....       1,347       11,153
Developers Diversified Realty
  Corp. ........................         956       33,183
DiamondRock Hospitality Co. ....         765        8,331
Digital Realty Trust, Inc. .....         474       19,391
Douglas Emmett, Inc. ...........         863       18,960
Duke Realty Corp. ..............       1,165       26,154
DuPont Fabros Technology,
  Inc. .........................         284        5,294
EastGroup Properties, Inc. .....         189        8,108
Education Realty Trust, Inc. ...         228        2,656
Equity Lifestyle Properties,
  Inc. .........................         179        7,876
Equity One, Inc. ...............         300        6,165
Equity Residential..............       2,170       83,046
Essex Property Trust, Inc. .....         201       21,407
Extra Space Storage, Inc. ......         623        9,569
Federal Realty Investment
  Trust.........................         470       32,430
FelCor Lodging Trust, Inc. .....         496        5,208
First Industrial Realty Trust,
  Inc. .........................         349        9,587
First Potomac Realty Trust......         193        2,941
General Growth Properties,
  Inc. .........................       2,044       71,601
Glimcher Realty Trust...........         302        3,376
HCP, Inc. ......................       1,831       58,244
Health Care REIT, Inc. .........         708       31,506
Healthcare Realty Trust, Inc. ..         406        9,651
Hersha Hospitality Trust........         330        2,492
Highwoods Properties, Inc. .....         454       14,265
Home Properties, Inc. ..........         261       12,544
Hospitality Properties Trust....         751       18,369
Host Hotels & Resorts, Inc. ....       4,169       56,907
HRPT Properties Trust...........       1,804       12,213
Inland Real Estate Corp. .......         472        6,806
Kilroy Realty Corp. ............         259       12,181
Kimco Realty Corp. .............       1,756       60,617
Kite Realty Group Trust.........         231        2,888
LaSalle Hotel Properties........         320        8,042
Liberty Property Trust..........         733       24,299
Mack-Cali Realty Corp. .........         526       17,973
Maguire Properties, Inc. .......         290        3,529
Mid-America Apartment
  Communities, Inc. ............         203       10,361
Nationwide Health Properties,
  Inc. .........................         762       23,995
Parkway Properties, Inc. .......         124        4,183
Pennsylvania Real Estate
  Investment Trust..............         310        7,173
Post Properties, Inc. ..........         346       10,294
ProLogis........................       2,051      111,472
PS Business Parks, Inc. ........         123        6,347
Public Storage..................       1,029       83,133
Ramco-Gershenson Properties
  Trust.........................         148        3,040
Regency Centers Corp. ..........         554       32,753
Saul Centers, Inc. .............          93        4,370
Senior Housing Properties
  Trust.........................         854       16,679
Simon Property Group, Inc. .....       1,788      160,723
SL Green Realty Corp. ..........         474       39,209
Sovran Self Storage, Inc. ......         173        7,190

SPDR DJ WILSHIRE GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------
Strategic Hotels & Resorts,
  Inc. .........................         595   $    5,575
Sun Communities, Inc. ..........         135        2,461
Sunstone Hotel Investors,
  Inc. .........................         479        7,951
Tanger Factory Outlet Centers,
  Inc. .........................         250        8,983
Taubman Centers, Inc. ..........         421       20,482
The Macerich Co. ...............         580       36,035
U-Store-It Trust................         377        4,505
UDR, Inc. ......................         974       21,798
Universal Health Realty Income
  Trust.........................          88        2,640
Ventas, Inc. ...................       1,101       46,870
Vornado Realty Trust............       1,136       99,968
Washington Real Estate
  Investment Trust..............         373       11,209
Weingarten Realty Investors.....         622       18,859
                                               ----------
TOTAL UNITED STATES.............                1,904,681
                                               ----------
TOTAL COMMON STOCKS --
  (Cost $4,953,139).............                4,305,893
                                               ----------
SHORT TERM INVESTMENTS -- 0.2%
UNITED STATES -- 0.2%
MONEY MARKET FUNDS -- 0.2%
STIC Prime Portfolio
  (Cost $8,423).................       8,423        8,423
                                               ----------
TOTAL INVESTMENTS -- 99.3%
  (Cost $4,961,562).............                4,314,316
OTHER ASSETS AND
  LIABILITIES -- 0.7%...........                   30,623
                                               ----------
NET ASSETS -- 100.0%............               $4,344,939
                                               ==========




  (a) Non-income producing security.

   REIT = Real Estate Investment Trust.

SPDR DJ WILSHIRE GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
JUNE 30, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Retail REIT's.........................       30.8%
Real Estate Management & Development..       20.6
Office REIT's.........................       14.0
Diversified REIT's....................        9.8
Specialized REIT's....................        9.8
Residential REIT's....................        7.3
Industrial REIT's.....................        6.8
Short Term Investments................        0.2
Other Assets & Liabilities............        0.7
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES          VALUE
--------------------              ----------   --------------
COMMON STOCKS -- 99.4%
AUSTRALIA -- 18.6%
Abacus Property Group (a)...       2,023,112   $    2,232,700
Babcock & Brown Japan
  Property Trust............       1,725,127        1,340,969
Bunnings Warehouse Property
  Trust.....................         777,099        1,275,220
Centro Properties Group
  (a)(b)....................       2,833,319          666,153
Centro Retail Group.........       5,468,954        1,653,208
CFS Retail Property Trust
  (a).......................       4,158,381        7,382,589
Commonwealth Property Office
  Fund (a)..................       5,374,534        6,369,722
Dexus Property Group (a)....      10,152,852       13,445,589
Goodman Group (a)...........       4,958,845       14,704,549
GPT Group (a)...............       7,166,296       15,267,236
ING Industrial Fund (a).....       3,717,648        5,601,194
ING Office Fund.............       4,188,751        4,622,693
ING Real Estate Community
  Living Group..............       1,278,159          551,963
Macquarie CountryWide Trust
  (a).......................       4,520,910        3,904,641
Macquarie DDR Trust (a).....       2,781,253        1,067,611
Macquarie Leisure Trust
  Group.....................         774,133        1,106,916
Macquarie Office Trust (a)..       6,776,022        5,072,033
Tishman Speyer Office Fund..       1,055,449        1,387,620
Valad Property Group (a)....       5,370,313        3,452,925
Westfield Group (a).........       6,084,344       95,056,289
                                               --------------
TOTAL AUSTRALIA.............                      186,161,820
                                               --------------
AUSTRIA -- 4.1%
CA Immobilien Anlagen AG
  (b).......................         261,390        5,481,497
IMMOEAST AG (b).............       1,280,764       11,360,820
IMMOFINANZ Immobilien
  Anlagen AG................       1,532,662       15,816,846
Meinl European Land, Ltd.
  (b).......................         705,351        7,945,908
                                               --------------
TOTAL AUSTRIA...............                       40,605,071
                                               --------------
BELGIUM -- 0.9%
Befimmo S.C.A. .............          36,427        3,851,041
Cofinimmo (a)...............          29,774        5,418,154
                                               --------------
TOTAL BELGIUM...............                        9,269,195
                                               --------------
CANADA -- 9.1%
Boardwalk REIT..............          83,253        3,130,553
Brookfield Asset Management,
  Inc. (Class A)............       1,935,872       63,158,408
Calloway REIT...............         125,969        2,433,584
Canadian Apartment
  Properties REIT...........         107,834        1,852,591
Canadian REIT...............          98,692        2,847,287
Chartwell Seniors Housing
  REIT......................         155,656        1,409,964
Extendicare REIT............          98,341          871,407
First Capital Realty,
  Inc. .....................         107,975        2,527,629
H&R REIT....................         221,426        3,928,508
Primaris Retail REIT........         101,607        1,833,743
RioCan REIT.................         358,395        7,015,647
                                               --------------
TOTAL CANADA................                       91,009,321
                                               --------------
CHINA -- 11.1%
Champion REIT...............       3,509,000        1,624,568
Chinese Estates Holdings,
  Ltd. .....................          69,843          107,486
GZI REIT....................       2,246,000          812,281
Hang Lung Group, Ltd. ......       2,525,000       11,220,495
Hang Lung Properties,
  Ltd. .....................       6,112,449       19,597,590
Henderson Investment,
  Ltd. .....................       3,151,000          299,039
Henderson Land Development
  Co., Ltd. ................       3,415,754       21,289,735
Hong Kong Land Holdings,
  Ltd. (a)..................       4,082,000       17,307,680
Hysan Development Co.,
  Ltd. .....................       2,053,189        5,634,950
Kerry Properties, Ltd. .....       2,062,718       10,832,811
Prosperity REIT.............       3,879,000          746,206
The Link REIT...............       5,520,845       12,574,650
Wheelock & Co., Ltd. .......       3,128,000        8,384,177
                                               --------------
TOTAL CHINA.................                      110,431,668
                                               --------------
FRANCE -- 9.6%
Fonciere des Regions........          62,072        7,608,649
Gecina SA (a)...............          66,178        8,028,539
Klepierre...................         243,804       12,292,012
Societe Immobiliere de
  Location pour l'Industrie
  et le Commerce............          35,341        4,443,385
Unibail-Rodamco (a).........         273,407       63,288,199
                                               --------------
TOTAL FRANCE................                       95,660,784
                                               --------------
GERMANY -- 0.6%
IVG Immobilien AG...........         304,745        6,011,365
                                               --------------
ITALY -- 0.2%
Beni Stabili SpA (a)........       1,598,229        1,586,396
                                               --------------
JAPAN -- 19.6%
Aeon Mall Co., Ltd. (a).....         265,680        7,869,772
Creed Office Investment
  Corp. ....................             442          783,888
DA Office Investment Corp.
  (a).......................             681        2,788,114
Daibiru Corp. ..............         190,800        2,122,100
Frontier Real Estate
  Investment Corp. (a)......             387        2,803,792
Fukuoka REIT Corp. (a)......             276        1,452,837
Global One Real Estate
  Investment Co., Ltd. .....             332        3,758,313
Hankyu REIT, Inc. (a).......             254        1,411,311
Heiwa Real Estate Co., Ltd.
  (a).......................         484,500        2,404,104
Japan Excellent, Inc. ......             512        2,497,090
Japan Hotel and Resort,
  Inc. .....................             303          854,648
Japan Prime Realty
  Investment Corp. (a)......           1,947        5,767,256
Japan Real Estate Investment
  Corp. ....................           1,480       15,636,998
Japan Retail Fund Investment
  Corp. ....................           1,290        7,447,573
Kenedix Realty Investment
  Corp. (a).................             665        3,952,172
Mitsui Fudosan Co., Ltd. ...       2,939,000       62,935,994
Mori Hills REIT Investment
  Corp. ....................             304        1,453,969
Mori Trust Sogo REIT,
  Inc. .....................             375        3,537,569
New City Residence
  Investment Corp. .........             608        1,238,885
Nippon Building Fund, Inc.
  (a).......................           1,703       20,081,600
Nippon Commercial Investment
  Corp. ....................             857        2,425,357
Nippon Residential
  Investment Corp. .........             827        2,488,685
Nomura Real Estate Office
  Fund, Inc. (a)............           1,012        7,627,829
NTT Urban Development
  Corp. ....................           3,614        4,738,890
Orix JREIT, Inc. ...........             777        4,727,749
Premier Investment Co. (a)..             437        2,003,509
Shoei Co., Ltd. ............         125,290        1,470,315
Suruga Corp. (a)............         106,900           69,583
TOC Co., Ltd. (a)...........         340,000        1,655,016
Tokyu Land Corp. ...........       1,526,000        8,680,515
Tokyu REIT, Inc. (a)........             566        4,607,877

SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES          VALUE
--------------------              ----------   --------------
Top REIT, Inc. .............             514   $    1,920,136
United Urban Investment
  Corp. (a).................             540        2,434,979
Zephyr Co., Ltd. (b)(a).....             705          146,513
                                               --------------
TOTAL JAPAN.................                      195,794,938
                                               --------------
NETHERLANDS -- 2.7%
Corio NV....................         224,564       17,559,680
Eurocommercial Properties
  NV........................         104,009        4,960,387
VastNed Retail NV...........          57,322        4,605,997
                                               --------------
TOTAL NETHERLANDS...........                       27,126,064
                                               --------------
NEW ZEALAND -- 0.7%
AMP NZ Office Trust.........       1,771,347        1,577,361
Goodman Property Trust (a)..       2,202,632        2,028,472
ING Property Trust..........       1,714,103        1,161,097
Kiwi Income Property Trust..       2,464,144        2,269,306
                                               --------------
TOTAL NEW ZEALAND...........                        7,036,236
                                               --------------
SINGAPORE -- 5.8%
Allco Commercial REIT.......       1,950,000        1,090,789
Ascendas REIT...............       2,931,000        4,767,607
Cambridge Industrial Trust..       2,329,074        1,148,551
CapitaCommercial Trust (a)..       2,647,000        3,721,172
CapitaLand, Ltd. ...........       5,566,000       23,351,268
CapitaMall Trust (a)........       3,534,000        7,777,323
Guocoland, Ltd. (a).........         608,000          975,557
Macquarie MEAG Prime REIT...       2,267,000        1,718,625
Mapletree Logistics Trust
  (a).......................       2,510,000        1,570,309
Singapore Land, Ltd. (a)....         431,000        1,976,322
Suntec REIT.................       4,685,000        4,689,655
United Industrial Corp.,
  Ltd. .....................       2,265,000        4,984,617
                                               --------------
TOTAL SINGAPORE.............                       57,771,795
                                               --------------
SOUTH AFRICA -- 0.4%
Capital Property Fund.......         977,904          537,162
Fountainhead Property
  Trust.....................       3,317,552        1,932,518
SA Corporate Real Estate
  Fund......................       2,699,419          851,742
Sycom Property Fund.........         331,886          563,873
                                               --------------
TOTAL SOUTH AFRICA..........                        3,885,295
                                               --------------
SPAIN -- 0.1%
Martinsa-Fadesa SA (b)......          36,526          920,201
                                               --------------
SWEDEN -- 1.1%
Castellum AB (a)............         534,182        5,106,181
Fabege AB (a)...............         420,699        2,818,484
Kungsleden AB (a)...........         454,335        3,368,606
                                               --------------
TOTAL SWEDEN................                       11,293,271
                                               --------------
SWITZERLAND -- 1.3%
PSP Swiss Property AG (b)...         142,282        8,478,812
Swiss Prime Site AG (b).....          76,974        4,503,878
                                               --------------
TOTAL SWITZERLAND...........                       12,982,690
                                               --------------
UNITED KINGDOM -- 13.5%
Big Yellow Group PLC (a)....         282,784        1,615,185
British Land Co. PLC........       1,743,350       24,581,591
Brixton PLC.................         843,219        4,035,906
Capital & Regional PLC......         218,708          826,997
Derwent London PLC..........         313,562        6,290,273
Grainger PLC................         397,278        1,699,881
Great Portland Estates PLC
  (a).......................         602,088        4,053,063
Hammerson PLC...............         970,294       17,234,437
Land Securities Group PLC...       1,572,170       38,547,459
Liberty International PLC
  (a).......................         994,631       17,062,977
Minerva PLC (b).............         548,864          958,512
Quintain Estates &
  Development PLC...........         435,128        1,630,187
Segro PLC...................       1,469,480       11,507,844
Shaftesbury PLC.............         450,607        3,495,180
Workspace Group PLC.........         578,422        1,666,283
                                               --------------
TOTAL UNITED KINGDOM........                      135,205,775
                                               --------------
TOTAL COMMON STOCKS -- (Cost
  $1,298,135,477)...........                      992,751,885
                                               --------------
SHORT TERM INVESTMENTS -- 9.6%
UNITED STATES -- 9.6%
MONEY MARKET FUNDS -- 9.6%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........      94,359,498       94,359,498
STIC Prime Portfolio........         971,632          971,632
                                               --------------
TOTAL SHORT TERM
  INVESTMENTS -- (Cost
  $95,331,130)..............                       95,331,130
                                               --------------
TOTAL INVESTMENTS -- 109.0%
  (Cost $1,393,466,607).....                    1,088,083,015
OTHER ASSETS AND
  LIABILITIES -- (9.0)%.....                      (89,833,665)
                                               --------------
NET ASSETS -- 100.0%........                   $  998,249,350
                                               ==============




  (a) Security, or portion thereof, was on loan at June 30, 2008.

  (b) Non-income producing security.

  (c) Affiliated Fund managed by SSgA Funds Management, Inc.

  (d) Investments of cash collateral for securities loaned.

SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
JUNE 30, 2008*

                                        PERCENT OF
INDUSTRY                                NET ASSETS
--------                                ----------
Real Estate Management & Development..      36.3%
Retail REIT's.........................      33.8
Office REIT's.........................      11.7
Diversified REIT's....................      11.6
Industrial REIT's.....................       4.5
Residential REIT's....................       0.9
Specialized REIT's....................       0.6
Short Term Investments................       9.6
Other Assets & Liabilities............      (9.0)
                                           -----
TOTAL.................................     100.0%
                                           =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 98.9%
AUSTRALIA -- 1.0%
AGL Energy, Ltd. ...........          26,302   $    360,942
Macquarie Infrastructure
  Group.....................         151,402        337,080
Transurban Group (a)........          67,370        273,476
                                               ------------
TOTAL AUSTRALIA.............                        971,498
                                               ------------
BRAZIL -- 0.8%
Centrais Eletricas
  Brasileiras SA ADR........          16,494        306,236
Companhia Energetica de
  Minas Gerais ADR (a)......          16,916        415,288
                                               ------------
TOTAL BRAZIL................                        721,524
                                               ------------
CANADA -- 3.3%
Enbridge, Inc. .............          22,461        975,439
Fortis, Inc. ...............           9,279        248,403
TransAlta Corp. ............          12,235        444,514
TransCanada Corp. (a).......          34,978      1,361,817
                                               ------------
TOTAL CANADA................                      3,030,173
                                               ------------
CHINA -- 2.7%
China Merchants Holdings
  International Co., Ltd....          72,285        279,501
CLP Holdings, Ltd. .........         111,000        950,926
Hong Kong & China Gas Co. ..         303,320        721,204
HongKong Electric Holdings..          96,500        577,333
                                               ------------
TOTAL CHINA.................                      2,528,964
                                               ------------
FINLAND -- 1.5%
Fortum Oyj..................          27,008      1,372,742
                                               ------------
FRANCE -- 10.0%
Electricite de France.......          15,652      1,488,015
Gaz de France SA (a)........          12,006        772,154
Suez SA.....................          78,742      5,364,439
Veolia Environnement (a)....          28,522      1,601,135
                                               ------------
TOTAL FRANCE................                      9,225,743
                                               ------------
GERMANY -- 12.2%
E.ON AG.....................          40,504      8,178,030
RWE AG......................          23,838      3,013,275
                                               ------------
TOTAL GERMANY...............                     11,191,305
                                               ------------
ITALY -- 5.0%
A2A SPA (a).................          92,543        339,364
Atlantia SpA (a)............          17,442        528,455
Enel SpA....................         280,048      2,665,027
Hera SpA....................          62,126        254,005
Snam Rete Gas SpA (a).......          59,551        407,437
Terna- Rete Elettrica
  Nazionale SpA (a).........          91,383        387,302
                                               ------------
TOTAL ITALY.................                      4,581,590
                                               ------------
JAPAN -- 7.4%
Chubu Electric Power Co.,
  Inc. .....................          35,600        869,808
Electric Power Development
  Co., Ltd. ................          10,100        375,397
Hokkaido Electric Power Co.,
  Inc. .....................           9,600        195,613
Hokuriku Electric Power Co.
  (a).......................          10,000        238,196
Kyushu Electric Power Co.,
  Inc. .....................          21,500        450,262
Osaka Gas Co., Ltd. ........         101,000        370,634
Shikoku Electric Power Co.,
  Inc. (a)..................          11,300        311,268
The Chugoku Electric Power
  Co., Inc. ................          17,000        363,238
The Kansai Electric Power
  Co., Inc. ................          43,900      1,029,117
The Tokyo Electric Power
  Co., Inc. ................          61,900      1,594,142
Tohoku Electric Power Co.,
  Inc. .....................          22,600        492,486
Tokyo Gas Co., Ltd. ........         124,000        500,656
                                               ------------
TOTAL JAPAN.................                      6,790,817
                                               ------------
PORTUGAL -- 1.2%
Brisa-Auto Estradas de
  Portugal SA (a)...........          24,594        284,418
Energias de Portugal SA.....         167,327        873,941
                                               ------------
TOTAL PORTUGAL..............                      1,158,359
                                               ------------
SOUTH KOREA -- 0.5%
Korea Electric Power Corp.
  ADR.......................          31,293        454,687
                                               ------------
SPAIN -- 6.9%
Abertis Infraestructuras SA
  (a).......................          20,353        483,252
Cintra Concesiones de
  Infraestructuras de
  Transporte SA (a).........          12,917        144,902
Enagas (a)..................          10,911        309,435
Gas Natural SDG SA..........          13,661        797,234
Iberdrola SA (a)............         303,248      4,065,928
Union Fenosa SA (a).........           9,295        542,148
                                               ------------
TOTAL SPAIN.................                      6,342,899
                                               ------------
UNITED KINGDOM -- 8.6%
British Energy Group PLC....          62,291        883,274
Centrica PLC................         223,917      1,382,561
International Power PLC.....          91,598        787,509
National Grid PLC...........         151,529      1,991,838
Pennon Group PLC............          21,081        267,669
Scottish & Southern Energy
  PLC.......................          53,116      1,483,094
Severn Trent PLC............          14,037        358,695
United Utilities PLC........          53,300        728,204
                                               ------------
TOTAL UNITED KINGDOM........                      7,882,844
                                               ------------
UNITED STATES -- 37.8%
Allegheny Energy, Inc. (a)..          10,197        510,972
Alliant Energy Corp. (a)....           6,671        228,548
Ameren Corp. (a)............          12,625        533,154
American Electric Power Co.,
  Inc. .....................          24,298        977,509
American Tower Corp. (Class
  A) (a)(b).................          24,023      1,014,972
CenterPoint Energy, Inc.
  (a).......................          19,427        311,803
Consolidated Edison, Inc.
  (a).......................          16,351        639,161
Constellation Energy Group,
  Inc. (a)..................          10,809        887,419
Crown Castle International
  Corp. (b).................          12,870        498,455
Dominion Resources, Inc.
  (a).......................          35,152      1,669,368
DTE Energy Co. (a)..........          10,174        431,785
Duke Energy Corp. (a).......          76,470      1,329,049
Edison International (a)....          19,850      1,019,893
El Paso Corp. (a)...........          42,625        926,668
Energen Corp. (a)...........           4,319        337,012
Energy East Corp. ..........           9,571        236,595
Entergy Corp. (a)...........          11,716      1,411,544
Equitable Resources, Inc.
  (a).......................           7,925        547,301
Exelon Corp. (a)............          40,115      3,608,745
FirstEnergy Corp. ..........          18,572      1,529,033
FPL Group, Inc. (a).........          24,661      1,617,268
Integrys Energy Group, Inc.
  (a).......................           4,606        234,123
Mirant Corp. (a) (b)........          12,605        493,486
National Fuel Gas Co. (a)...           4,934        293,474
NiSource, Inc. (a)..........          16,534        296,289
Northeast Utilities (a).....           9,268        236,612
NRG Energy, Inc. (a)(b).....          14,449        619,862
ONEOK, Inc. (a).............           6,298        307,531
Pepco Holdings, Inc. (a)....          12,183        312,494
PG&E Corp. (a)..............          21,625        858,296

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Pinnacle West Capital Corp.
  (a).......................           6,046   $    186,035
PPL Corp. (a)...............          22,754      1,189,352
Progress Energy, Inc. (a)...          15,918        665,850
Public Service Enterprise
  Group, Inc. ..............          30,984      1,423,095
Reliant Energy, Inc. (b)....          20,919        444,947
SCANA Corp. (a).............           6,972        257,964
Sempra Energy (a)...........          15,203        858,209
Spectra Energy Corp. (a)....          38,211      1,098,184
The AES Corp. (b)...........          40,376        775,623
The Southern Co. (a)........          46,569      1,626,189
The Williams Cos., Inc. ....          35,585      1,434,431
Wisconsin Energy Corp. (a)..           7,083        320,293
Xcel Energy, Inc. (a).......          26,026        522,342
                                               ------------
TOTAL UNITED STATES.........                     34,720,935
                                               ------------
TOTAL COMMON STOCKS -- (Cost
  $91,003,364)..............                     90,974,080
                                               ------------
SHORT TERM INVESTMENTS -- 17.9%
UNITED STATES -- 17.9%
MONEY MARKET FUNDS -- 17.9%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........      16,125,327     16,125,327
STIC Prime Portfolio........         301,218        301,218
                                               ------------
TOTAL SHORT TERM INVESTMENTS
  -- (Cost $16,426,545).....                     16,426,545
                                               ------------
TOTAL INVESTMENTS -- 116.8%
  (Cost $107,429,909).......                    107,400,625
OTHER ASSETS AND
  LIABILITIES -- (16.8)%....                    (15,451,076)
                                               ------------
NET ASSETS -- 100.0%........                   $ 91,949,549
                                               ============




  (a) Security, or portion thereof, was on loan at June 30, 2008.

  (b) Non-income producing security.

  (c) Affiliated Fund managed by SSgA Funds management, Inc.

  (d) Investments of cash collateral for securities loaned.

   ADR = American Depositary Receipt

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
JUNE 30, 2008*

                                        PERCENT OF
INDUSTRY                                NET ASSETS
--------                                ----------
Electric Utilities....................      50.7%
Multi-Utilities.......................      25.9
Oil, Gas & Consumable Fuels...........       6.3
Gas Utilities.........................       5.8
Independent Power Producers & Energy
  Traders.............................       5.4
Transportation Infrastructure.........       2.5
Wireless Telecommunication Services...       1.6
Water Utilities.......................       0.7
Short Term Investments................      17.9
Other Assets and Liabilities..........     (16.8)
                                           -----
TOTAL.................................     100.0%
                                           =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.3%
ARGENTINA -- 0.2%
Tenaris SA ADR (a)..........           6,997   $    521,276
                                               ------------
AUSTRALIA -- 5.2%
Alumina, Ltd. (a)...........          52,401        238,359
Amcor, Ltd. ................          43,357        210,118
AMP, Ltd. ..................          44,077        282,977
Australia & New Zealand
  Banking Group, Ltd. ......          31,909        573,234
Babcock & Brown, Ltd. (a)...          10,515         75,680
BHP Billiton, Ltd. .........          70,183      2,943,243
BlueScope Steel, Ltd. ......          27,898        303,598
Boral, Ltd. (a).............          36,397        197,345
Brambles, Ltd. .............          37,108        310,881
CFS Retail Property Trust
  (a).......................         218,303        387,565
Coca-Cola Amatil, Ltd. .....          47,721        321,026
Commonwealth Bank of
  Australia.................          24,145        930,769
CSL, Ltd. ..................          14,637        501,456
Fortescue Metals Group, Ltd.
  (a)(b)....................          22,308        254,754
Foster's Group, Ltd. .......          57,415        279,348
Insurance Australia Group,
  Ltd. .....................          53,605        178,504
Lend Lease Corp., Ltd. .....          16,522        151,418
Macquarie Group, Ltd. (a)...           6,209        289,820
Macquarie Infrastructure
  Group.....................          93,022        207,103
Macquarie Office Trust......         554,363        414,956
National Australia Bank,
  Ltd. .....................          29,414        748,019
Newcrest Mining, Ltd. ......          10,492        295,011
Origin Energy, Ltd. ........          42,450        656,682
Oxiana, Ltd. (b)............          39,338         98,529
Perpetual, Ltd. (a).........           4,204        172,550
Qantas Airways, Ltd. .......          46,154        134,647
QBE Insurance Group, Ltd. ..          16,869        362,619
Rio Tinto, Ltd. (a).........           6,783        882,011
Santos, Ltd. ...............          32,318        665,249
Sonic Healthcare, Ltd. .....          18,575        259,361
Suncorp-Metway, Ltd. .......          20,445        255,845
Toll Holdings, Ltd. ........          24,081        139,118
Transurban Group (a)........          39,928        162,080
Wesfarmers, Ltd. (a)........          14,614        523,107
Wesfarmers, Ltd. PPS........           2,012         72,657
Westfield Group.............          28,365        443,149
Westfield Group -- New (b)..             665         10,287
Westpac Banking Corp. ......          33,924        651,103
Woodside Petroleum, Ltd. ...          12,979        840,732
Woolworths, Ltd. ...........          25,312        593,906
                                               ------------
TOTAL AUSTRALIA.............                     17,018,816
                                               ------------
AUSTRIA -- 0.4%
Boehler-Uddeholm AG (b).....             196         22,148
Erste Bank der
  Oesterreichischen
  Sparkassen AG (a).........           4,345        270,682
OMV AG......................           5,148        404,411
Raiffeisen International
  Bank Holding AG (a).......           2,921        373,559
Telekom Austria AG..........          10,519        228,379
Wienerberger AG (a).........           3,941        165,600
                                               ------------
TOTAL AUSTRIA...............                      1,464,779
                                               ------------
BELGIUM -- 0.6%
Delhaize Group..............           2,325        156,600
Dexia (a)...................          14,332        229,421
Fortis......................          31,375        502,238
InBev NV....................           5,844        405,867
KBC Groep NV................           3,941        437,938
Solvay SA (a)...............           2,061        269,810
UCB SA......................           3,460        128,135
                                               ------------
TOTAL BELGIUM...............                      2,130,009
                                               ------------
BRAZIL -- 3.0%
Banco Bradesco SA Preference
  Shares ADR (a)............          39,769        813,663
Banco Itau Holding
  Financeira SA Preference
  Shares ADR (a)............          31,785        645,553
Companhia de Bebidas das
  Americas Preference Shares
  ADR.......................           5,551        351,656
Companhia Energetica de
  Minas Gerais ADR (a)......          13,143        322,661
Companhia Siderurgica
  Nacional SA ADR (a).......          15,443        685,824
Companhia Vale do Rio Doce
  Preference Shares ADR.....          74,389      2,219,768
Gerdau SA ADR (a)...........          34,678        832,619
Petroleo Brasileiro SA ADR..          56,748      3,288,546
Tele Norte Leste
  Participacoes SA ADR......           6,302        156,983
Unibanco -- Uniao de Bancos
  Brasileiros SA GDR........           5,243        665,494
                                               ------------
TOTAL BRAZIL................                      9,982,767
                                               ------------
CANADA -- 7.6%
Agrium, Inc. ...............           6,175        669,204
Bank of Montreal (a)........          10,837        453,967
Bank of Nova Scotia.........          19,020        874,933
Barrick Gold Corp. .........          20,322        933,624
Brookfield Asset Management,
  Inc. (Class A)............          12,890        420,540
Brookfield Properties Corp.
  (a).......................          10,207        184,311
Cameco Corp. (a)............           8,600        371,278
Canadian Imperial Bank of
  Commerce (a)..............           7,258        401,334
Canadian National Railway
  Co. ......................          11,857        572,427
Canadian Natural Resources,
  Ltd. .....................          11,857      1,178,513
Canadian Pacific Railway,
  Ltd. .....................           5,148        343,521
Canadian Tire Corp., Ltd. ..           3,800        198,137
Enbridge, Inc. .............          10,519        456,820
EnCana Corp. ...............          17,632      1,622,516
Enerplus Resources Fund.....           6,719        312,456
Gildan Activewear, Inc.
  (b).......................           7,251        187,323
Goldcorp, Inc. .............          16,301        755,320
Husky Energy, Inc. .........           8,692        418,258
IGM Financial, Inc. (a).....           7,302        304,157
Imperial Oil, Ltd. .........           9,717        537,881
Loblaw Cos., Ltd. (a).......           6,895        206,670
Magna International, Inc.
  (Class A).................           3,623        216,691
Manulife Financial Corp. ...          30,657      1,077,550
MDS, Inc. (b)...............          11,946        195,106
National Bank of Canada.....           6,587        328,782
Nexen, Inc. ................           8,447        338,529
Nortel Networks, Corp.
  (a)(b)....................              38            313
Onex Corp. .................          11,681        345,750
Penn West Energy Trust......           9,229        313,652
Petro-Canada (b)............          11,994        675,154
Potash Corp of
  Saskatchewan..............           7,396      1,724,579
Research In Motion, Ltd.
  (b).......................          10,875      1,282,962
Rogers Communications, Inc.
  (Class B) (a).............          10,387        405,017
Royal Bank of Canada (a)....          24,977      1,128,280
Shaw Communications, Inc. ..          11,110        227,993
Shoppers Drug Mart Corp. ...           7,073        389,641

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
SNC-Lavalin Group, Inc. ....           9,544   $    526,987
Sun Life Financial, Inc.
  (a).......................          12,311        509,040
Suncor Energy, Inc. ........          19,875      1,159,726
Talisman Energy, Inc. (a)...          27,217        605,746
Teck Cominco, Ltd. (Class B)
  (a).......................          10,023        485,763
TELUS Corp. ................           4,803        202,952
TELUS Corp. (Non-Voting)....             345         14,109
Thomson Corp. (a)...........           8,366        271,294
TMX Group, Inc. ............           5,331        221,216
TransAlta Corp. (a).........          13,293        482,953
TransCanada Corp. (a).......          12,579        489,745
                                               ------------
TOTAL CANADA................                     25,022,720
                                               ------------
CHILE -- 0.2%
Empresa Nacional de
  Electricidad SA ADR.......          11,044        472,241
Enersis SA ADR..............          19,132        298,077
                                               ------------
TOTAL CHILE.................                        770,318
                                               ------------
CHINA -- 4.1%
Bank of China, Ltd. ........         613,000        272,796
Bank of Communications Co.,
  Ltd. .....................         222,000        259,939
Bank of East Asia, Ltd. ....         108,907        591,502
Cheung Kong Holdings,
  Ltd. .....................          44,000        593,066
China Construction Bank
  Corp. ....................         572,000        460,684
China COSCO Holdings Co.,
  Ltd. .....................          80,500        196,567
China Life Insurance Co.,
  Ltd. .....................         176,000        616,201
China Merchants Holdings
  International Co., Ltd. ..          88,313        341,475
China Mobile, Ltd. .........          93,000      1,249,947
China Petroleum & Chemical
  Corp. ....................         440,000        411,929
China Resources Enterprise..          88,000        251,108
China Telecom Corp., Ltd. ..         440,000        239,258
Citic Pacific, Ltd. ........          88,000        324,465
CNOOC, Ltd. ................         352,000        605,818
COSCO Pacific, Ltd. ........         100,000        163,900
Esprit Holdings, Ltd. ......          22,000        228,536
Guangzhou R&F Properties
  Co., Ltd. ................         143,600        267,773
Hang Lung Properties,
  Ltd. .....................          88,000        282,143
Henderson Land Development
  Co., Ltd. ................          42,000        261,778
Hong Kong & China Gas Co. ..         212,420        505,071
Hong Kong Exchanges and
  Clearing, Ltd. ...........          33,600        491,237
Huaneng Power International,
  Inc. .....................         176,000        122,112
Hutchison Whampoa, Ltd. ....          44,000        443,530
Industrial & Commercial Bank
  of China..................         902,000        616,568
Li & Fung, Ltd. ............          88,000        265,215
Mongolia Energy Co., Ltd.
  (b).......................         105,000        203,336
New World Development Co.,
  Ltd. .....................         266,131        541,993
PCCW, Ltd. .................         392,000        237,288
PetroChina Co., Ltd. .......         440,000        569,930
Ping An Insurance Group Co.
  of China, Ltd. ...........          44,000        327,286
Shangri-La Asia, Ltd. ......         114,000        266,087
Sun Hung Kai Properties,
  Ltd. .....................          44,000        597,016
Swire Pacific, Ltd. ........          44,000        450,019
The Link REIT...............         111,590        254,165
Zijin Mining Group Co., Ltd.
  (b).......................         174,000        147,948
                                               ------------
TOTAL CHINA.................                     13,657,686
                                               ------------
DENMARK -- 0.8%
A P Moller -- Maersk A/S....              44        539,142
Danisco A/S.................           3,267        210,164
Danske Bank A/S.............           8,366        242,137
DSV A/S.....................          11,555        277,069
Novo-Nordisk A/S (Class B)..          11,550        756,425
Vestas Wind Systems A/S
  (b).......................           4,836        633,432
                                               ------------
TOTAL DENMARK...............                      2,658,369
                                               ------------
FINLAND -- 1.4%
Elisa Oyj...................           7,390        155,205
Fortum Oyj..................          11,022        560,218
Kesko Oyj (Class B).........           4,477        145,095
Kone Oyj (Class B)..........           8,146        286,721
Metso Oyj...................           4,748        216,716
Neste Oil Oyj (a)...........           7,073        208,613
Nokia Oyj...................          68,347      1,668,027
Outokumpu Oyj...............           6,030        211,388
Sampo Oyj (Class A).........          11,769        297,610
Stora Enso Oyj..............          17,636        165,607
UPM-Kymmene Oyj.............           8,605        140,999
Wartsila Oyj (Class B) (a)..           3,267        205,636
YIT Oyj.....................           8,144        205,044
                                               ------------
TOTAL FINLAND...............                      4,466,879
                                               ------------
FRANCE -- 7.1%
Accor SA (a)................           5,060        338,264
Air France-KLM (a)..........           4,748        114,006
Air Liquide SA (a)..........           5,521        729,553
Alcatel-Lucent (a)(b).......          48,740        296,418
Alstom......................           2,369        547,443
AXA.........................          22,638        672,685
BNP Paribas SA..............          16,121      1,461,484
Bouygues SA.................           5,060        336,111
Cap Gemini SA...............           3,489        205,811
Carrefour SA................          12,535        710,193
Cie de Saint-Gobain (a).....           6,631        415,183
Cie Generale des
  Etablissements Michelin...           3,579        257,359
Credit Agricole SA (a)......          15,399        314,919
Essilor International SA....           7,344        449,411
France Telecom SA...........          35,400      1,043,540
Groupe Danone (a)...........           9,759        685,760
Hermes International (a)....           2,149        338,586
L'Oreal SA..................           5,999        653,114
Lafarge SA..................           3,179        487,795
Lagardere SCA (a)...........           4,030        229,660
LVMH Moet Hennessy Louis
  Vuitton SA................           4,880        511,913
Neopost SA..................           1,840        194,843
Pernod -- Ricard SA (a).....           4,051        416,462
PPR (a).....................           1,531        170,540
PSA Peugeot Citroen.........           4,345        236,110
Publicis Groupe (a).........           5,287        171,430
Renault SA..................           4,074        334,419
Sanofi-Aventis..............          20,410      1,364,420
Schneider Electric SA.......           5,460        590,218
Societe Generale (a)........           8,733        760,751
Sodexho Alliance SA.........           3,135        206,070
Suez SA.....................          20,804      1,417,310
Technip SA (a)..............           3,267        302,611
Total SA....................          42,122      3,597,000
Unibail-Rodamco (a).........           1,439        333,099
Valeo SA (a)................           4,433        142,482
Vallourec SA................             985        345,938

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Veolia Environnement (a)....           6,492   $    364,440
Vinci SA (a)................           9,867        606,322
Vivendi Universal SA........          24,162        917,449
                                               ------------
TOTAL FRANCE................                     23,271,122
                                               ------------
GERMANY -- 6.5%
Adidas AG (a)...............           6,939        438,512
Allianz SE..................           8,778      1,547,597
BASF AG (a).................          19,074      1,316,880
Bayer AG....................          15,170      1,277,752
Commerzbank AG..............          13,785        409,185
Continental AG (a)..........           3,311        340,490
Daimler AG..................          19,020      1,177,102
Deutsche Bank AG............          10,563        912,843
Deutsche Boerse AG..........           5,365        605,983
Deutsche Lufthansa AG (a)...           8,275        178,616
Deutsche Post AG............          16,965        443,705
Deutsche Telekom AG.........          59,129        968,871
E.ON AG.....................          12,443      2,512,325
Fresenius Medical Care AG &
  Co. KGaA..................           5,112        281,978
Hypo Real Estate Holding AG
  (a).......................          12,015        338,473
Infineon Technologies AG
  (b).......................          18,443        160,690
Linde AG (a)................           2,913        409,849
MAN AG......................           3,223        358,050
Merck KGaA..................           1,771        251,936
Metro AG....................           4,074        260,218
Muenchener
  Rueckversicherungs-
  Gesellschaft AG...........           4,345        761,660
RWE AG......................           9,758      1,233,473
Salzgitter AG...............           1,349        247,399
SAP AG (a)..................          18,575        973,382
Siemens AG..................          16,922      1,880,166
ThyssenKrupp AG.............           8,100        508,947
TUI AG (a)..................           8,322        193,005
Volkswagen AG (a)...........           5,148      1,486,572
                                               ------------
TOTAL GERMANY...............                     21,475,659
                                               ------------
GREECE -- 0.4%
Hellenic Telecommunications
  Organization SA ADR (a)...          26,717        317,932
National Bank of Greece SA
  ADR (a)...................         119,293      1,065,287
                                               ------------
TOTAL GREECE................                      1,383,219
                                               ------------
HUNGARY -- 0.3%
MOL Hungarian Oil and Gas
  NyRt......................           2,771        374,057
Richter Gedeon NyRt (a).....           2,594        561,530
                                               ------------
TOTAL HUNGARY...............                        935,587
                                               ------------
INDIA -- 1.4%
Dr Reddy's Laboratories,
  Ltd. ADR (a)..............          17,553        273,827
HDFC Bank, Ltd. ADR (a).....           4,610        330,353
ICICI Bank, Ltd. ADR
  (a)(b)....................          21,016        604,420
Infosys Technologies, Ltd.
  ADR (a)...................          15,682        681,540
Reliance Industries, Ltd.
  GDR (c)...................           7,981        785,330
Satyam Computer Services,
  Ltd. ADR (a)..............          40,840      1,001,397
Tata Motors, Ltd. ADR (a)...          82,466        828,783
                                               ------------
TOTAL INDIA.................                      4,505,650
                                               ------------
INDONESIA -- 0.3%
PT Astra International Tbk..         191,500        399,824
PT Bank Rakyat Indonesia....         620,050        342,978
PT Telekomunikasi Indonesia
  Tbk.......................         242,000        191,605
                                               ------------
TOTAL INDONESIA.............                        934,407
                                               ------------
IRELAND -- 0.4%
Allied Irish Banks PLC......          16,965        261,919
Bank of Ireland.............          21,566        187,662
CRH PLC.....................          12,148        357,914
Elan Corp. PLC (b)..........           8,222        295,873
Elan Corp. PLC (b)..........           2,164         75,350
Irish Life & Permanent PLC..          11,637        121,587
                                               ------------
TOTAL IRELAND...............                      1,300,305
                                               ------------
ISRAEL -- 0.5%
Bank Hapoalim BM............          68,420        302,056
Bank Leumi Le-Israel BM.....          80,011        398,843
Teva Pharmaceutical
  Industries, Ltd. ADR (a)..          17,822        816,247
                                               ------------
TOTAL ISRAEL................                      1,517,146
                                               ------------
ITALY -- 2.8%
Assicurazioni Generali SpA..          20,146        773,529
Atlantia SpA (a)............          13,075        396,144
Banca Monte dei Paschi di
  Siena SpA.................          66,154        187,508
Banca Popolare di Milano
  Scarl.....................          16,830        158,038
Enel SpA....................          84,011        799,476
Eni SpA.....................          49,733      1,857,057
Fiat SpA....................          14,332        235,066
Finmeccanica SpA (a)........           9,937        261,146
Intesa Sanpaolo SpA.........         164,970        942,854
Lottomatica SpA (a).........          13,251        396,466
Mediaset SpA................          25,379        167,441
Mediobanca SpA..............          13,647        232,216
Pirelli & C. SpA............         208,786        143,917
Saipem SpA..................           9,038        424,774
Seat Pagine Gialle SpA (a)..               2             --
Telecom Italia SpA..........         295,231        595,393
UniCredito Italiano SpA.....         174,197      1,066,948
Unione di Banche Italiane
  Scpa......................          21,102        495,052
                                               ------------
TOTAL ITALY.................                      9,133,025
                                               ------------
JAPAN -- 15.7%
Aeon Co., Ltd. (a)..........          13,200        163,249
Aisin Seiki Co., Ltd. ......           4,400        144,446
Asahi Breweries, Ltd. (a)...          13,200        246,803
Asahi Glass Co., Ltd. (a)...          44,000        532,956
Asahi Kasei Corp. ..........          44,000        230,782
Astellas Pharma, Inc. ......          13,200        560,351
Bridgestone Corp. (a).......          13,200        202,100
Canon, Inc. (a).............          18,400        947,729
Central Japan Railway Co. ..              44        485,637
Chubu Electric Power Co.,
  Inc. .....................          13,200        322,513
Credit Saison Co., Ltd. ....          15,300        321,862
Daiichi Sankyo Co., Ltd. ...          17,600        485,637
Daikin Industries, Ltd.
  (a).......................          11,900        601,707
Daiwa Securities Group,
  Inc. .....................          44,000        405,113
Denso Corp. ................           8,800        303,005
East Japan Railway Co. .....              78        636,479
Eisai Co., Ltd. (a).........           4,400        155,653
Electric Power Development
  Co., Ltd. ................           4,400        163,539
Elpida Memory, Inc. (a)(b)..           4,400        141,125
Fanuc, Ltd. ................           4,400        430,433

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
FUJIFILM Holdings Corp. ....          13,200   $    454,507
Fujitsu, Ltd. ..............          44,000        327,079
Hankyu Hanshin Holdings,
  Inc. .....................          44,000        185,123
Hitachi, Ltd. ..............          88,000        635,895
Hokuhoku Financial Group,
  Inc. .....................          77,000        223,725
Honda Motor Co., Ltd. (a)...          30,800      1,048,894
Hoya Corp. .................           8,800        203,802
Ibiden Co., Ltd. ...........           4,400        160,219
Inpex Holdings, Inc. .......              44        556,200
Itochu Corp. ...............          44,000        469,450
Japan Real Estate Investment
  Corp. ....................              49        517,711
Japan Retail Fund Investment
  Corp. ....................              44        254,026
Japan Tobacco, Inc. ........              98        418,792
JFE Holdings, Inc. .........          13,200        666,195
JS Group Corp. .............           8,800        140,046
JSR Corp. (a)...............           8,800        175,162
Kajima Corp. ...............          44,000        153,993
Kamigumi Co., Ltd. .........          44,000        333,305
Kawasaki Kisen Kaisha,
  Ltd. .....................          44,000        413,830
KDDI Corp. .................              52        321,796
Keihin Electric Express
  Railway Co., Ltd. (a).....          68,000        422,093
Kintetsu Corp. (a)..........         102,000        320,419
Kobe Steel, Ltd. ...........          88,000        252,365
Komatsu, Ltd. ..............          22,000        614,311
Konica Minolta Holdings,
  Inc. .....................          22,000        372,115
Kubota Corp. ...............          44,000        316,702
Kyocera Corp. (a)...........           4,400        415,075
Makita Corp. ...............           4,400        180,142
Marubeni Corp. .............          52,000        435,112
Marui Group Co., Ltd. (a)...          17,600        137,307
Matsushita Electric
  Industrial Co., Ltd. .....          44,000        950,521
Millea Holdings, Inc. ......          13,200        515,523
Mitsubishi Chemical Holdings
  Corp. ....................          44,000        256,516
Mitsubishi Corp. ...........          29,700        980,614
Mitsubishi Electric Corp. ..          44,000        475,261
Mitsubishi Estate Co., Ltd.
  (a).......................          44,000      1,008,632
Mitsubishi Heavy Industries,
  Ltd. .....................          88,000        420,056
Mitsubishi Rayon Co., Ltd.
  (a).......................          44,000        139,050
Mitsubishi UFJ Financial
  Group, Inc. ..............         179,000      1,588,972
Mitsui & Co., Ltd. .........          46,000      1,017,594
Mitsui Chemicals, Inc. (a)..          44,000        217,084
Mitsui Mining & Smelting
  Co., Ltd. ................          44,000        129,918
Mitsui OSK Lines, Ltd. .....          44,000        628,008
Mitsui Sumitomo Insurance
  Group Holdings, Inc. (b)..          14,100        486,826
Mizuho Financial Group,
  Inc. .....................             183        856,261
Murata Manufacturing Co.,
  Ltd. .....................           4,400        207,537
NEC Corp. ..................          44,000        230,782
Nidec Corp. ................           4,400        293,458
Nintendo Co., Ltd. .........           1,500        847,602
Nippon Mining Holdings,
  Inc. .....................          22,000        138,012
Nippon Oil Corp. ...........          44,000        295,948
Nippon Steel Corp. .........         134,000        726,853
Nippon Telegraph & Telephone
  Corp. ....................              88        431,678
Nippon Yusen KK.............          44,000        423,791
Nissan Motor Co., Ltd. .....          44,000        364,021
Nitto Denko Corp. ..........           4,400        169,350
Nomura Holdings, Inc. ......          35,200        522,330
NTT Data Corp. .............              44        172,256
NTT DoCoMo, Inc. ...........             352        518,013
Obayashi Corp. (a)..........          44,000        199,651
Omron Corp. ................           8,800        189,274
ORIX Corp. .................           1,760        252,199
Osaka Gas Co., Ltd. ........          88,000        322,928
Resona Holdings, Inc. (a)...              98        150,691
Rohm Co., Ltd. .............           4,400        253,611
Secom Co., Ltd. ............           4,400        214,179
Seven & I Holdings Co.,
  Ltd. .....................          17,600        503,071
Sharp Corp. ................          44,000        717,664
Shin-Etsu Chemical Co.,
  Ltd. .....................           8,800        546,238
Softbank Corp. (a)..........          18,900        319,145
Sompo Japan Insurance,
  Inc. .....................          44,000        414,245
Sony Corp. .................          22,000        962,973
Sumitomo Chemical Co.,
  Ltd. .....................          44,000        277,685
Sumitomo Corp. .............          22,000        289,515
Sumitomo Electric
  Industries, Ltd. .........          17,600        223,808
Sumitomo Metal Industries,
  Ltd. .....................          88,000        387,680
Sumitomo Mitsui Financial
  Group, Inc. (a)...........             132        994,934
T&D Holdings, Inc. .........           4,400        271,044
Takeda Pharmaceutical Co.,
  Ltd. .....................          17,600        896,561
TDK Corp. ..................           4,400        263,988
Teijin, Ltd. (a)............          44,000        151,087
Terumo Corp. ...............           7,300        373,247
The 77 Bank, Ltd. ..........          69,000        434,159
The Bank of Yokohama,
  Ltd. .....................          44,000        304,665
The Chiba Bank, Ltd. .......          44,000        308,816
The Furukawa Electric Co.,
  Ltd. .....................          44,000        191,349
The Joyo Bank, Ltd. (a).....          46,000        223,914
The Kansai Electric Power
  Co., Inc. ................          13,200        309,438
The Shizuoka Bank, Ltd. ....          53,000        541,974
The Sumitomo Trust & Banking
  Co., Ltd. ................          44,000        307,985
The Tokyo Electric Power
  Co., Inc. ................          22,000        566,577
Tokyo Electron, Ltd. .......           4,400        254,026
Tokyo Gas Co., Ltd. ........          44,000        177,652
Tokyu Corp. ................          44,000        228,706
Toppan Printing Co., Ltd. ..          44,000        485,222
Toray Industries, Inc. (a)..          44,000        236,178
Toshiba Corp. (a)...........          44,000        325,004
Toyota Motor Corp. .........          55,700      2,632,489
Toyota Tsusho Corp. ........           5,400        126,843
West Japan Railway Co. .....              73        358,785
Yahoo! Japan Corp. (a)......             571        220,309
Yamada Denki Co., Ltd. (a)..           2,640        188,278
Yamaha Corp. ...............           8,800        170,181
Yamaha Motor Co., Ltd. (a)..           8,800        164,951
                                               ------------
TOTAL JAPAN.................                     51,551,896
                                               ------------
LUXEMBOURG -- 0.4%
ArcelorMittal...............          14,319      1,416,787
                                               ------------
MEXICO -- 1.0%
America Movil SAB de CV
  (a).......................         405,157      1,071,506
Cemex SAB de CV.............         186,135        461,194
Fomento Economico Mexicano
  SAB de CV.................          42,140        191,974
Grupo Financiero Banorte SAB
  de CV.....................          93,927        442,117
Grupo Modelo SAB de CV......          53,581        272,955
Grupo Televisa SA de CV.....          83,019        393,431

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Telefonos de Mexico SA de
  CV........................         315,104   $    374,317
Telmex Internacional SAB de
  CV (a)(b).................         300,720        243,991
                                               ------------
TOTAL MEXICO................                      3,451,485
                                               ------------
NETHERLANDS -- 4.1%
Aegon NV....................          23,284        308,632
Akzo Nobel NV...............           6,851        471,270
ASML Holding NV.............          10,814        266,645
European Aeronautic Defence
  and Space Co. NV (a)......           7,703        146,123
Fortis VVPR Strip (b).......           5,332             84
Heineken NV.................           5,728        292,582
ING Groep NV (a)............          35,084      1,119,627
James Hardie Industries NV
  ADR.......................          24,385         99,221
Koninklijke (Royal) Philips
  Electronics NV............          25,821        879,144
Koninklijke Ahold NV........          29,363        395,085
Koninklijke DSM NV (a)......           5,460        321,464
Reed Elsevier NV............          21,660        365,494
Royal Dutch Shell PLC (Class
  A)........................          74,973      3,078,149
Royal Dutch Shell PLC (Class
  B)........................          54,692      2,198,673
Royal KPN NV................          43,907        754,037
SBM Offshore NV (a).........           8,413        310,717
TNT NV......................          10,837        370,852
Unilever NV (a).............          35,354      1,004,320
Unilever PLC................          26,827        762,939
Wolters Kluwer NV (a).......           9,528        222,776
                                               ------------
TOTAL NETHERLANDS...........                     13,367,834
                                               ------------
NORWAY -- 0.9%
DnB NOR ASA.................          19,516        248,287
Norsk Hydro ASA.............          17,405        254,235
Orkla ASA (a)...............          31,106        399,402
StatoilHydro ASA............          21,002        783,021
Storebrand ASA..............          19,499        144,708
Telenor ASA.................          17,449        328,189
Yara International ASA......           8,867        785,129
                                               ------------
TOTAL NORWAY................                      2,942,971
                                               ------------
POLAND -- 0.2%
Telekomunikacja Polska SA
  GDR.......................          59,400        611,820
                                               ------------
PORTUGAL -- 0.2%
Banco Comercial Portugues SA
  (a).......................         144,979        314,080
Portugal Telecom, SGPS SA
  (a).......................          33,791        383,856
                                               ------------
TOTAL PORTUGAL..............                        697,936
                                               ------------
RUSSIA -- 2.1%
Gazprom OAO ADR (b).........           3,237        187,746
Gazprom OAO ADR (b).........          47,460      2,752,680
LUKOIL ADR..................          11,994      1,182,608
Mechel OAO ADR (a)(b).......           9,747        482,866
Mobile Telesystems OJSC ADR
  (b).......................           8,427        645,593
Tatneft GDR.................             297         44,773
Tatneft GDR.................           4,938        744,404
Unified Energy System ADR
  (g).......................             600         54,000
Vimpel-Communications ADR...          30,659        909,959
                                               ------------
TOTAL RUSSIA................                      7,004,629
                                               ------------
SINGAPORE -- 0.9%
CapitaLand, Ltd. ...........          81,000        339,822
DBS Group Holdings, Ltd. ...          44,000        610,783
Fraser and Neave, Ltd. .....          88,000        293,409
Singapore Exchange, Ltd.
  (a).......................          88,000        447,562
Singapore Press Holdings,
  Ltd. .....................         132,000        412,910
Singapore
  Telecommunications,
  Ltd. .....................         132,000        351,702
United Overseas Bank,
  Ltd. .....................          47,000        644,125
                                               ------------
TOTAL SINGAPORE.............                      3,100,313
                                               ------------
SOUTH AFRICA -- 1.4%
Anglo Platinum, Ltd. .......           1,664        277,824
AngloGold Ashanti, Ltd. ....           5,582        191,708
Barloworld, Ltd. ...........          17,758        181,478
Discovery Holdings, Ltd. ...               1              3
FirstRand, Ltd. ............          88,164        149,790
Gold Fields, Ltd. ..........          21,346        271,319
Harmony Gold Mining Co.,
  Ltd. (b)..................          38,486        467,054
Impala Platinum Holdings,
  Ltd. .....................          13,293        524,714
Kumba Iron Ore, Ltd. .......           6,400        257,532
MTN Group, Ltd. ............          32,041        509,585
Naspers, Ltd. ..............           9,273        202,562
Sanlam, Ltd. ...............          86,694        183,839
Sasol, Ltd. ................          13,785        811,799
Standard Bank Group, Ltd. ..          26,938        262,561
Telkom SA, Ltd. ............          10,207        184,500
                                               ------------
TOTAL SOUTH AFRICA..........                      4,476,268
                                               ------------
SOUTH KOREA -- 2.5%
Hana Financial Group,
  Inc. .....................           6,680        257,034
Hyundai Development Co. ....           2,900        146,934
Hyundai Heavy Industries....           1,286        398,321
Hyundai Mobis...............           1,782        144,291
Kia Motors Corp. (b)........          17,040        180,003
Kookmin Bank................           9,376        553,928
Korea Electric Power Corp.
  ADR.......................          12,715        184,749
KT Corp. ADR................           9,141        194,886
KT Freetel Co., Ltd. (b)....           5,160        138,366
KT&G Corp. .................           3,500        301,133
LG Electronics, Inc. .......           3,500        396,492
NHN Corp. (b)...............           1,226        213,895
POSCO ADR...................           6,719        871,992
Samsung Corp. ..............           6,278        339,692
Samsung Electro-Mechanics
  Co., Ltd. ................           5,010        185,830
Samsung Electronics Co.,
  Ltd. GDR (c)..............           5,659      1,667,990
Samsung Fire & Marine
  Insurance Co., Ltd. ......           1,286        268,621
Samsung Heavy Industries
  Co., Ltd. ................           6,790        242,117
Samsung Securities Co.,
  Ltd. .....................           7,278        454,331
Shinhan Financial Group Co.,
  Ltd. .....................           7,874        356,044
Shinsegae Co., Ltd. ........             356        191,605
SK Energy Co., Ltd. ........           1,352        150,574
SK Holdings Co., Ltd. ......           1,351        166,607
SK Telecom Co., Ltd. ADR....          10,519        218,480
                                               ------------
TOTAL SOUTH KOREA...........                      8,223,915
                                               ------------
SPAIN -- 3.5%
Abertis Infraestructuras SA
  (a).......................          14,194        337,016
Acciona SA (a)..............           1,753        416,639
Acerinox SA (a).............          15,640        360,507
ACS Actividades de
  Construccion y Servicios
  (a).......................           7,658        385,012
Banco Bilbao Vizcaya
  Argentaria SA.............          67,488      1,294,045
Banco Popular Espanol SA
  (a).......................          41,365        572,867
Banco Santander Central
  Hispano SA................         111,947      2,058,332
Gamesa Corp. Tecnologica
  SA........................           9,141        449,634

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Gas Natural SDG SA..........           6,895   $    402,381
Grupo Ferrovial SA (a)......           2,635        163,240
Iberdrola SA (a)............          70,966        951,507
Indra Sistemas SA...........          12,528        326,080
Industria de Desino Textil
  SA (a)....................           5,955        274,529
Mapfre SA (a)...............          44,583        213,538
Repsol YPF SA (a)...........          19,968        787,458
Telefonica SA...............          89,075      2,368,975
Union Fenosa SA (a).........           4,345        253,430
                                               ------------
TOTAL SPAIN.................                     11,615,190
                                               ------------
SWEDEN -- 1.5%
Assa Abloy AB (Class B)
  (a).......................          11,769        170,704
Atlas Copco AB (Class B)....          27,128        361,911
Hennes & Mauritz AB (Class
  B)........................           9,758        529,643
Husqvarna AB (Class B) (a)..          14,676        128,697
Nordea Bank AB..............          44,763        618,385
Sandvik AB..................          24,297        333,231
Securitas AB (Class B)......          14,729        171,400
Skandinaviska Enskilda
  Banken AB (a).............          11,325        210,861
Skanska AB (Class B)........          14,596        209,889
SKF AB (Class B) (a)........          14,200        223,079
Svenska Handelsbanken AB
  (Class A).................          12,443        296,836
Tele2 AB (Class B)..........          18,187        356,765
Telefonaktiebolaget LM
  Ericsson (Class B)........          63,985        668,001
TeliaSonera AB (a)..........          43,100        319,559
Volvo AB ADR (a)............          18,453        218,570
                                               ------------
TOTAL SWEDEN................                      4,817,531
                                               ------------
SWITZERLAND -- 5.3%
ABB, Ltd. (b)...............          44,316      1,264,307
Adecco SA (a)...............           3,636        180,979
Cie Financiere Richemont SA
  (Class A).................          11,462        640,279
Credit Suisse Group.........          22,359      1,029,489
Geberit AG (a)..............           1,345        198,726
Givaudan SA.................             315        282,343
Holcim, Ltd. ...............           4,606        374,187
Kuehne & Nagel International
  AG........................           4,431        422,176
Logitech International SA
  (b).......................           5,684        153,456
Nestle SA...................          79,240      3,590,927
Nobel Biocare Holding AG....           3,760        123,143
Novartis AG.................          41,604      2,297,492
Roche Holding AG............          14,244      2,573,037
SGS SA......................             192        275,578
Swatch Group AG (a).........           1,393        349,071
Syngenta AG.................           2,502        816,110
UBS AG (b)..................          53,509      1,126,284
Xstrata PLC.................          12,935      1,035,881
Zurich Financial Services
  AG........................           2,961        760,162
                                               ------------
TOTAL SWITZERLAND...........                     17,493,627
                                               ------------
TAIWAN -- 1.8%
AU Optronics Corp. ADR (a)..          78,856      1,249,079
Taiwan Semiconductor
  Manufacturing Co., Ltd.
  ADR (a)(b)................         276,219      3,013,549
United Microelectronics
  Corp. ADR (a).............         522,283      1,525,067
                                               ------------
TOTAL TAIWAN................                      5,787,695
                                               ------------
THAILAND -- 0.5%
Bangkok Bank PCL............         361,000      1,295,648
PTT PCL.....................          34,400        310,717
                                               ------------
TOTAL THAILAND..............                      1,606,365
                                               ------------
TURKEY -- 0.2%
Akbank TAS..................          36,593        126,895
Turkiye Garanti Bankasi AS..         115,212        265,721
Turkiye Is Bankasi..........          46,819        153,166
                                               ------------
TOTAL TURKEY................                        545,782
                                               ------------
UNITED KINGDOM -- 13.9%
3i Group PLC................          10,924        179,358
Anglo American PLC..........          28,123      1,973,465
AstraZeneca PLC.............          29,332      1,250,393
Aviva PLC...................          29,675        295,879
BAE Systems PLC.............          69,240        609,756
Barclays PLC................         133,472        774,309
BG Group PLC................          70,669      1,838,189
BHP Billiton PLC............          51,291      1,959,873
BP PLC......................         396,426      4,601,532
British American Tobacco
  PLC.......................          31,562      1,092,319
British Land Co. PLC........          11,149        157,203
British Sky Broadcasting
  Group PLC.................          29,097        273,323
BT Group PLC................         169,812        675,564
Burberry Group PLC..........          17,141        154,533
Cable & Wireless PLC........          59,797        179,459
Cadbury PLC.................          30,595        385,120
Capita Group PLC............          18,930        259,005
Carnival PLC................           5,012        160,093
Centrica PLC................          79,309        489,688
Cobham PLC..................          62,848        247,402
Compass Group PLC...........          54,421        411,021
Diageo PLC..................          55,477      1,020,165
Enterprise Inns PLC.........          19,064        154,037
Experian Group, Ltd. .......          24,208        180,064
FirstGroup PLC..............          18,132        187,644
G4S PLC.....................          47,177        190,126
GKN PLC.....................          31,376        139,248
GlaxoSmithKline PLC.........         116,996      2,591,503
Hammerson PLC...............           9,141        162,363
Hays PLC....................          59,085        106,417
HBOS PLC....................          82,463        452,954
HSBC Holdings PLC...........         224,952      3,472,939
ICAP PLC....................          20,190        217,782
IMI PLC.....................          26,231        227,869
Imperial Tobacco Group PLC..          21,611        804,700
Inchcape PLC................          18,920        120,303
Intercontinental Hotels
  Group PLC.................           9,013        120,717
International Power PLC.....          36,931        317,512
ITV PLC.....................         110,017         97,871
J Sainsbury PLC.............          38,854        246,088
Land Securities Group PLC...          10,207        250,262
Lloyds TSB Group PLC........         113,733        703,369
Man Group PLC...............          35,526        441,181
Marks & Spencer Group PLC...          37,820        247,254
National Grid PLC ..........          56,531        743,096
Next PLC....................           7,570        146,059
Old Mutual PLC..............         116,282        214,756
Pearson PLC.................          20,322        248,527
Prudential PLC..............          49,657        526,736
Reckitt Benckiser PLC ......          13,406        679,004
Reed Elsevier PLC...........          29,604        339,358
Rentokil Initial PLC........          78,368        154,794
Rio Tinto PLC...............          21,533      2,575,089

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Rolls-Royce Group PLC.......          41,700   $    283,408
Royal & Sun Alliance
  Insurance Group PLC.......          73,470        183,648
Royal Bank of Scotland Group
  PLC.......................         236,396      1,011,496
SABMiller PLC...............          19,196        440,097
Scottish & Southern Energy
  PLC.......................          19,284        538,444
Severn Trent PLC............           9,585        244,930
Smith & Nephew PLC..........          28,194        310,851
Smiths Group PLC ...........          11,425        246,929
Standard Life PLC...........          53,824        224,680
Tate & Lyle PLC.............          18,192        143,914
Tesco PLC...................         163,137      1,198,995
The Sage Group PLC..........          43,012        178,905
Thomson Reuters PLC (b).....           4,456        119,187
Tomkins PLC.................          41,693        125,293
United Utilities PLC .......          25,648        350,413
Vodafone Group..............       1,102,056      3,271,240
Whitbread PLC...............           7,390        181,193
William Hill PLC............          18,000        114,722
Wolseley PLC................          15,170        113,668
WPP Group PLC...............          28,372        273,429
                                               ------------
TOTAL UNITED KINGDOM........                     45,602,713
                                               ------------
TOTAL COMMON STOCKS -- (Cost
  $357,447,671).............                    326,464,496
                                               ------------
PREFERRED STOCKS -- 0.1%
GERMANY -- 0.1%
Porsche Automobil Holding SE
  (Cost $422,961)...........           2,208        340,541
                                               ------------
RIGHTS -- 0.0% (d)
SOUTH AFRICA -- 0.0% (d)
Anglogold Ashanti, Ltd.
  (expiring 07/02/08) (b)
  (g).......................           1,312         12,545
                                               ------------
UNITED KINGDOM -- 0.0% (d)
Barclays PLC
  (expiring 7/17/08) (b)
  (g).......................          28,601          5,407
HBOS PLC
  (expiring 07/18/08) (b)...          32,985          7,057
                                               ------------
TOTAL UNITED KINGDOM .......                         12,464
                                               ------------
TOTAL RIGHTS --
  (Cost $0).................                         25,009
                                               ------------
SHORT TERM INVESTMENTS -- 7.7%
UNITED STATES -- 7.7%
MONEY MARKET FUNDS -- 7.7%
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f)..........      24,595,838     24,595,838
STIC Prime Portfolio........         565,903        565,903
                                               ------------
TOTAL SHORT TERM INVESTMENTS
  -- (Cost $25,161,741).....                     25,161,741
                                               ------------
TOTAL INVESTMENTS -- 107.1%
  (Cost $383,032,373).......                    351,991,787
OTHER ASSETS AND
  LIABILITIES -- (7.1)%.....                    (23,219,291)
                                               ------------
NET ASSETS -- 100.0%........                   $328,772,496
                                               ============





  (a) Security, or portion thereof, was on loan at June 30, 2008.

  (b) Non-income producing security.

  (c) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities which represent 0.75% of net assets as of June 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  (d) Amount shown represents less than 0.05% of net assets.

  (e) Affiliated Fund managed by SSgA Funds Management, Inc.

  (f) Investments of cash collateral for securities loaned.

  (g) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.

ADR     = American Depositary Receipt

GDR     = Global Depositary Receipt

REIT    = Real Estate Investment Trust

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
JUNE 30, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Commercial Banks......................       13.4%
Oil, Gas & Consumable Fuels...........       13.1
Metals & Mining.......................        8.2
Pharmaceuticals.......................        5.0
Insurance.............................        3.9
Diversified Telecommunication
  Services............................        3.8
Chemicals.............................        3.1
Wireless Telecommunication Services...        2.6
Automobiles...........................        2.6
Real Estate Management & Development..        2.4
Electric Utilities....................        2.3
Food Products.........................        2.1
Capital Markets.......................        1.9
Machinery.............................        1.8
Semiconductors & Semiconductor
  Equipment...........................        1.8
Food & Staples Retailing..............        1.8
Industrial Conglomerates..............        1.6
Media.................................        1.5
Multi-Utilities.......................        1.4
Electrical Equipment..................        1.3
Electronic Equipment & Instruments....        1.3
Beverages.............................        1.3
Diversified Financial Services........        1.2
Communications Equipment..............        1.2
Road & Rail...........................        1.2
Trading Companies & Distributors......        1.1
Construction & Engineering............        1.0
Household Durables....................        1.0
Marine................................        0.8
Textiles, Apparel & Luxury Goods......        0.8
Tobacco...............................        0.8
Hotels, Restaurants & Leisure.........        0.8
Commercial Services & Supplies........        0.8
IT Services...........................        0.7
Building Products.....................        0.7
Auto Components.......................        0.6
Software..............................        0.6
Construction Materials................        0.6
Transportation Infrastructure.........        0.6
Energy Equipment & Services...........        0.5
Independent Power Producers & Energy
  Traders.............................        0.5
Aerospace & Defense...................        0.5
Office Electronics....................        0.5
Semiconductors........................        0.4
Gas Utilities.........................        0.4
Health Care Equipment & Supplies......        0.4
Specialty Retail......................        0.4
Biotechnology.........................        0.4
Computers & Peripherals...............        0.3
Air Freight & Logistics...............        0.3
Multiline Retail......................        0.3
Household Products....................        0.2
Distributors..........................        0.2
Telecommunications....................        0.2
Consumer Finance......................        0.2
Health Care Providers & Services......        0.2
Internet Software & Services..........        0.1
Airlines..............................        0.1
Paper & Forest Products...............        0.1
Real Estate Investment Trust..........        0.1
Water Utilities.......................        0.1
Containers & Packaging................        0.1
Life Sciences, Tools & Services.......        0.1
Leisure Equipment & Products..........        0.1
Short Term Investments................        7.7
Other Assets & Liabilities............       (7.1)
                                            -----
TOTAL.................................      100.0%
                                            =====




* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR RUSSELL/NOMURA PRIME(TM) JAPAN ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMON STOCKS -- 98.5%
JAPAN -- 98.5%
AIR FREIGHT &
  LOGISTICS -- 0.2%
Yamato Holdings Co., Ltd. ....          5,180   $    72,419
                                                -----------
AIRLINES -- 0.4%
All Nippon Airways Co.,
  Ltd. .......................         22,000        82,392
Japan Airlines Corp. (a)......         32,000        67,318
                                                -----------
                                                    149,710
                                                -----------
AUTO COMPONENTS -- 2.0%
Aisin Seiki Co., Ltd. ........          2,668        87,587
Bridgestone Corp. (c).........          8,403       128,655
Denso Corp. ..................          4,547       156,564
FCC Co., Ltd. ................          1,684        25,958
Futaba Industrial Co., Ltd.
  (c).........................          1,308        30,292
Keihin Corp. .................          1,156        17,546
NGK Spark Plug Co., Ltd. .....            160         1,840
NHK Spring Co., Ltd. .........          3,340        26,656
Nissin Kogyo Co., Ltd. (c)....          1,316        20,000
NOK Corp. ....................          2,516        40,064
Showa Corp. ..................          5,212        36,827
Stanley Electric Co., Ltd. ...          1,844        44,706
Sumitomo Rubber Industries,
  Inc. (c)....................          3,908        29,198
Tokai Rika Co., Ltd. .........            220         4,555
Toyo Tire & Rubber Co., Ltd.
  (c).........................          5,851        18,656
Toyoda Gosei Co., Ltd. .......            468        13,686
Toyota Industries Corp. ......          2,472        79,287
                                                -----------
                                                    762,077
                                                -----------
AUTOMOBILES -- 7.1%
Daihatsu Motor Co., Ltd. (c)..          5,464        62,678
Fuji Heavy Industries, Ltd.
  (c).........................         12,347        60,567
Honda Motor Co., Ltd. (c).....         18,974       646,159
Isuzu Motors, Ltd. ...........         20,651        99,549
Mazda Motor Corp. ............         12,123        63,014
Mitsubishi Motors Corp.
  (a)(c)......................         61,173       111,376
Nissan Motor Co., Ltd. .......         28,462       235,472
Suzuki Motor Corp. (c)........          4,692       111,098
Toyota Motor Corp. ...........         27,277     1,289,163
Yamaha Motor Co., Ltd. (c)....          2,916        54,659
                                                -----------
                                                  2,733,735
                                                -----------
BEVERAGES -- 0.7%
Asahi Breweries, Ltd. (c).....          3,884        72,620
Ito En, Ltd. (c)..............          2,156        34,006
Kirin Holdings Co., Ltd. .....          8,207       128,364
Takara Holdings, Inc. (c).....          5,479        34,423
                                                -----------
                                                    269,413
                                                -----------
BUILDING PRODUCTS -- 1.1%
Aica Kogyo Co., Ltd. .........          4,484        39,593
Asahi Glass Co., Ltd. (c).....         11,299       136,861
Daikin Industries, Ltd. (c)...          3,332       168,478
JS Group Corp. ...............          4,072        64,803
                                                -----------
                                                    409,735
                                                -----------
CAPITAL MARKETS -- 2.0%
Daiwa Securities Group,
  Inc. .......................         19,482       179,373
JAFCO Co., Ltd. ..............            712        24,382
Nomura Holdings, Inc. ........         25,776       382,488
Okasan Holdings, Inc. ........          9,107        47,251
SBI Holdings, Inc. ...........            172        37,708
SBI E*trade Securities Co.,
  Ltd. (c)....................             32        25,056
Shinko Securities Co., Ltd. ..         11,587        34,213
Tokai Tokyo Securities Co.,
  Ltd. .......................          8,967        32,567
                                                -----------
                                                    763,038
                                                -----------
CHEMICALS -- 4.3%
Asahi Kasei Corp. ............         14,859        77,936
Daicel Chemical Industries,
  Ltd. .......................          5,055        28,516
Dainippon Ink and Chemicals,
  Inc. .......................         13,391        38,782
Hitachi Chemical Co., Ltd. ...          2,176        45,057
JSR Corp. ....................          2,960        58,918
Kaneka Corp. .................          8,224        56,091
Kansai Paint Co., Ltd. .......          8,092        56,107
Kuraray Co., Ltd. ............          6,971        83,253
Mitsubishi Chemical Holdings
  Corp. ......................         13,123        76,506
Mitsubishi Gas Chemical Co.,
  Inc. .......................          5,268        38,067
Mitsubishi Rayon Co., Ltd.
  (c).........................         10,291        32,522
Mitsui Chemicals, Inc. .......          8,843        43,629
Nifco, Inc. ..................          2,028        47,924
Nissan Chemical Industries,
  Ltd. .......................          2,416        29,766
Nitto Denko Corp. ............          1,784        68,664
Sekisui Chemical Co., Ltd. ...          7,079        48,282
Shin-Etsu Chemical Co.,
  Ltd. .......................          5,020       311,604
Showa Denko K.K...............         12,723        33,846
Sumitomo Chemical Co., Ltd. ..         17,674       111,541
Taiyo Nippon Sanso Corp. .....          5,180        43,246
Teijin, Ltd. (c)..............         13,367        45,900
Tokai Carbon Co., Ltd. (c)....          5,828        59,432
Toray Industries, Inc. (c)....         16,758        89,951
Tosoh Corp. ..................         10,599        43,394
Ube Industries, Ltd. .........         17,543        62,225
Zeon Corp. (c)................          5,132        20,624
                                                -----------
                                                  1,651,783
                                                -----------
COMMERCIAL BANKS -- 10.4%
Fukuoka Financial Group,
  Inc. .......................         19,000        85,854
Hokuhoku Financial Group,
  Inc. .......................         19,658        57,117
Mitsubishi UFJ Financial
  Group, Inc. ................        119,000     1,056,356
Mitsui Trust Holdings, Inc. ..         11,981        71,431
Mizuho Financial Group,
  Inc. .......................            142       664,422
Resona Holdings, Inc. (c).....             64        98,410
Shinsei Bank, Ltd. (c)........          4,726        16,228
Sumitomo Mitsui Financial
  Group, Inc. (c).............             95       716,051
Suruga Bank, Ltd. ............          5,496        71,600
The 77 Bank, Ltd. ............          6,803        42,806
The Awa Bank, Ltd. ...........         10,731        59,524
The Bank of Kyoto, Ltd. ......          6,916        72,354
The Bank of Yokohama, Ltd. ...         15,947       110,420
The Chiba Bank, Ltd. .........         13,063        91,683
The Chugoku Bank, Ltd. .......          2,504        36,424
The Hachijuni Bank, Ltd. .....          9,719        63,079
The Hiroshima Bank, Ltd. .....          9,811        43,777
The Hyakugo Bank, Ltd. .......          9,147        54,793
The Iyo Bank, Ltd. (c)........          8,180        95,918
The Joyo Bank, Ltd. (c).......         10,155        49,431
The Juroku Bank, Ltd. ........          8,883        43,659
The Musashino Bank, Ltd. .....          1,020        41,375
The Nanto Bank, Ltd. .........         11,391        56,952
The Nishi-Nippon City Bank,
  Ltd. .......................         16,799        50,078
The Shizuoka Bank, Ltd. ......          6,363        65,068

SPDR RUSSELL/NOMURA PRIME(TM) JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
The Sumitomo Trust & Banking
  Co., Ltd. ..................         20,634   $   144,431
Yamaguchi Financial Group,
  Inc. .......................          4,076        56,523
                                                -----------
                                                  4,015,764
                                                -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.2%
Dai Nippon Printing Co.,
  Ltd. .......................          7,739       114,254
Meitec Corp. .................          1,912        54,291
Nissha Printing Co., Ltd. ....            536        30,894
Park24 Co., Ltd. (c)..........          2,400        14,558
Secom Co., Ltd. ..............          3,068       149,341
The Goodwill Group, Inc.
  (a)(c)......................             90         4,339
Toppan Printing Co., Ltd. ....          7,299        80,492
                                                -----------
                                                    448,169
                                                -----------
COMMUNICATIONS EQUIPMENT-- 0.0% (B)
Epson Toyocom Corp. ..........          3,188        10,586
                                                -----------
COMPUTERS & PERIPHERALS -- 1.8%
Fujitsu, Ltd. ................         25,498       189,542
NEC Corp. ....................         27,918       146,431
Seiko Epson Corp. ............          2,576        70,958
Toshiba Corp. (c).............         37,633       277,974
                                                -----------
                                                    684,905
                                                -----------
CONSTRUCTION & ENGINEERING -- 0.9%
Chiyoda Corp. ................          1,688        18,376
COMSYS Holdings Corp. ........          4,000        35,319
JGC Corp. ....................          2,460        48,501
Kajima Corp. (c)..............         14,595        51,080
Kyowa Exeo Corp. .............          2,548        23,676
Maeda Corp. (c)...............          8,855        30,490
Obayashi Corp. (c)............         11,679        52,994
Shimizu Corp. (c).............          7,559        35,868
Taisei Corp. .................         18,995        45,335
                                                -----------
                                                    341,639
                                                -----------
CONSTRUCTION MATERIALS -- 0.1%
Taiheiyo Cement Corp. ........         15,607        31,360
                                                -----------
CONSUMER FINANCE -- 1.2%
Acom Co., Ltd. ...............          1,262        39,168
Aeon Credit Service Co.,
  Ltd. .......................          2,040        25,614
Aiful Corp. (c)...............          1,081        12,543
Credit Saison Co., Ltd. ......          2,664        56,042
Mitsubishi UFJ NICOS Co., Ltd.
  (a) (c).....................          5,282        17,490
NIS Group Co., Ltd. (a)(c)....          9,700        14,549
Orient Corp. (a)(c)...........          7,001        11,227
ORIX Corp. ...................          1,336       191,442
Promise Co., Ltd. ............          1,614        45,220
SFCG Co., Ltd. (c)............            178        21,225
Takefuji Corp. (c)............          2,134        29,734
                                                -----------
                                                    464,254
                                                -----------
CONTAINERS & PACKAGING -- 0.1%
Toyo Seikan Kaisha, Ltd. .....          2,448        43,277
                                                -----------
DISTRIBUTORS -- 0.1%
Canon Marketing Japan, Inc.
  (c).........................          1,992        35,103
                                                -----------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
Benesse Corp. ................          1,228        49,813
                                                -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
Mizuho Trust & Banking Co.,
  Ltd. (c)....................         17,370        29,986
                                                -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.6%
Nippon Telegraph & Telephone
  Corp. ......................            130       637,706
                                                -----------
ELECTRIC UTILITIES -- 4.1%
Chubu Electric Power Co.,
  Inc. .......................          8,363       204,332
Funai Electric Co., Ltd. .....            795        20,399
Hokkaido Electric Power Co.,
  Inc. .......................          2,828        57,624
Hokuriku Electric Power Co.
  (c).........................          3,112        74,127
Kyushu Electric Power Co.,
  Inc. .......................          4,976       104,209
Sanyo Electric Co., Ltd. (a)
  (c).........................         22,422        52,245
Sharp Corp. ..................         11,519       187,881
Shikoku Electric Power Co.,
  Inc. (c)....................          3,272        90,130
The Chugoku Electric Power
  Co., Inc. ..................          3,848        82,220
The Kansai Electric Power Co.,
  Inc. .......................          8,711       204,206
The Okinawa Electric Power
  Co., Inc. ..................            536        26,546
The Tokyo Electric Power Co.,
  Inc. .......................         14,967       385,453
Tohoku Electric Power Co.,
  Inc. .......................          4,343        94,640
                                                -----------
                                                  1,584,012
                                                -----------
ELECTRICAL EQUIPMENT -- 1.5%
Fuji Electric Holdings Co.,
  Ltd. .......................          9,099        32,188
Fujikura, Ltd. (c)............          9,107        39,691
Matsushita Electric Works,
  Ltd. .......................          7,151        73,058
Mitsubishi Electric Corp. ....         24,974       269,754
Sumitomo Electric Industries,
  Ltd. .......................          8,587       109,196
Ushio, Inc. ..................          2,536        41,507
                                                -----------
                                                    565,394
                                                -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.9%
Alps Electric Co., Ltd. (c)...          3,868        40,028
Casio Computer Co., Ltd. .....          4,448        50,730
Dainippon Screen Manufacturing
  Co., Ltd. (c)...............          7,364        29,663
Hamamatsu Photonics K.K.......          1,468        38,152
Hirose Electric Co., Ltd.
  (c).........................            708        71,197
Hitachi, Ltd. ................         36,933       266,881
Horiba, Ltd. (c)..............          1,204        31,973
Hoya Corp. ...................          5,732       132,749
Ibiden Co., Ltd. .............          2,096        76,323
Keyence Corp. ................            140        33,400
Konica Minolta Holdings,
  Inc. .......................          7,575       128,126
Kyocera Corp. (c).............          2,092       197,349
Murata Manufacturing Co.,
  Ltd. .......................          2,828       133,390
Nidec Corp. ..................          1,664       110,980
Nippon Electric Glass Co.,
  Ltd. .......................          5,548        96,143
Oki Electric Industry Co.,
  Ltd. (a)(c).................         17,166        26,396
Olympus Corp. ................          1,492        50,529
Omron Corp. ..................          3,380        72,699
Shimadzu Corp. ...............          8,312        82,881
Taiyo Yuden Co., Ltd. ........            776         8,031
TDK Corp. ....................          1,996       119,754
The Furukawa Electric Co.,
  Ltd. .......................          8,899        38,700
Yaskawa Electric Corp. .......          3,604        35,392
Yokogawa Electric Corp. (c)...          3,864        35,394
                                                -----------
                                                  1,906,860
                                                -----------
FOOD & STAPLES RETAILING -- 1.6%
Aeon Co., Ltd. (c)............         10,403       128,657
Cawachi, Ltd. ................          1,248        31,728
FamilyMart Co., Ltd. .........          1,952        79,918
Izumiya Co., Ltd. ............          7,740        46,146
Seven & I Holdings Co.,
  Ltd. .......................         10,139       289,809
UNY Co., Ltd. ................          4,000        39,470
                                                -----------
                                                    615,728
                                                -----------

SPDR RUSSELL/NOMURA PRIME(TM) JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
FOOD PRODUCTS -- 0.8%
Ajinomoto Co., Inc. (c).......          8,003   $    75,798
Hokuto Corp. .................            700        16,971
Kikkoman Corp. ...............          4,256        52,073
Meiji Dairies Corp. (c).......          8,175        42,030
Nissin Food Products Co., Ltd.
  (c).........................          1,440        48,360
Sakata Seed Corp. (c).........          3,884        55,949
Yakult Honsha Co., Ltd. ......          1,264        35,653
                                                -----------
                                                    326,834
                                                -----------
GAS UTILITIES -- 0.7%
Saibu Gas Co., Ltd. ..........         60,273       138,166
Tokyo Gas Co., Ltd. ..........         29,873       120,614
                                                -----------
                                                    258,780
                                                -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.3%
Miraca Holdings, Inc. ........          1,336        32,075
Terumo Corp. .................          1,356        69,332
                                                -----------
                                                    101,407
                                                -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.3%
Alfresa Holdings Corp. .......            284        20,308
Mediceo Paltac Holdings Co.,
  Ltd. .......................          2,592        47,779
Suzuken Co., Ltd. ............          1,332        49,256
                                                -----------
                                                    117,343
                                                -----------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
Oriental Land Co., Ltd. (c)...            904        54,067
Round One Corp. ..............             16        17,810
                                                -----------
                                                     71,877
                                                -----------
HOUSEHOLD DURABLES -- 3.8%
Daikyo, Inc. (c)..............          7,256        11,773
Daiwa House Industry Co., Ltd.
  (c).........................          5,363        50,491
Haseko Corp. .................         17,639        23,629
Matsushita Electric Industrial
  Co., Ltd. ..................         25,981       561,261
Pioneer Corp. (c).............          4,160        33,553
Sangetsu Co., Ltd. (c)........          3,176        55,607
Sekisui House, Ltd. (c).......          4,679        43,742
Sony Corp. ...................         13,911       608,906
TOTO, Ltd. (c)................          8,444        59,583
                                                -----------
                                                  1,448,545
                                                -----------
HOUSEHOLD PRODUCTS -- 0.4%
Kao Corp. ....................          3,339        87,724
Uni-Charm Corp. ..............            844        60,112
                                                -----------
                                                    147,836
                                                -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
Electric Power Development
  Co., Ltd. ..................          1,840        68,389
                                                -----------
INDUSTRIAL CONGLOMERATES -- 0.3%
Hankyu Hanshin Holdings,
  Inc. .......................         16,486        69,362
Keihan Electric Railway Co.,
  Ltd. .......................          8,747        35,482
                                                -----------
                                                    104,844
                                                -----------
INSURANCE -- 2.3%
Aioi Insurance Co., Ltd. .....          7,579        40,467
Millea Holdings, Inc. ........          8,647       337,707
Mitsui Sumitomo Insurance
  Group Holdings, Inc. (a)....          6,336       218,761
Nipponkoa Insurance Co.,
  Ltd. .......................         10,479        91,044
Sompo Japan Insurance, Inc. ..         10,111        95,192
T&D Holdings, Inc. ...........          1,710       105,337
                                                -----------
                                                    888,508
                                                -----------
INTERNET & CATALOG RETAIL -- 0.1%
Rakuten, Inc. ................            106        53,597
                                                -----------
INTERNET SOFTWARE & SERVICES -- 0.2%
Yahoo! Japan Corp. (c)........            240        92,599
                                                -----------
IT SERVICES -- 0.6%
CSK Holdings Corp. ...........          1,556        30,678
IT Holdings Corp. (a).........          1,632        32,869
Itochu Techno-Solutions Corp.
  (c).........................          1,108        36,061
NET One Systems Co., Ltd.
  (c).........................             32        35,923
NTT Data Corp. ...............             16        62,639
Otsuka Corp. .................            312        21,574
                                                -----------
                                                    219,744
                                                -----------
LEISURE EQUIPMENT & PRODUCTS -- 1.6%
FUJIFILM Holdings Corp. ......          6,427       221,297
Namco Bandai Holdings, Inc. ..          4,432        50,255
Nikon Corp. (c)...............          4,440       129,843
Sankyo Co., Ltd. .............          1,240        80,947
Sega Sammy Holdings, Inc.
  (c).........................          4,131        36,086
Shimano, Inc. (c).............            692        34,794
Yamaha Corp. .................          2,792        53,994
                                                -----------
                                                    607,216
                                                -----------
MACHINERY -- 4.7%
Amada Co., Ltd. ..............          4,527        35,745
Amano Corp. (c)...............          2,936        28,362
Fanuc, Ltd. ..................          2,580       252,390
Glory, Ltd. ..................          2,044        48,109
Ishikawajima-Harima Heavy
  Industries Co., Ltd. .......         16,311        33,082
JTEKT Corp. ..................          3,108        49,374
Kawasaki Heavy Industries,
  Ltd. .......................          4,978        13,290
Komatsu, Ltd. ................         12,139       338,960
Komori Corp. .................          1,688        30,828
Kubota Corp. .................          8,663        62,354
Kurita Water Industries,
  Ltd. .......................          2,176        80,672
Makita Corp. .................          2,176        89,089
Minebea Co., Ltd. ............          7,255        41,543
Mitsubishi Heavy Industries,
  Ltd. .......................         33,676       160,748
Mitsui Engineering &
  Shipbuilding Co., Ltd. (c)..         15,567        49,342
Mori Seiki Co., Ltd. (c)......          1,868        31,561
NGK Insulators, Ltd. .........          3,320        64,674
NSK, Ltd. ....................          6,463        56,640
NTN Corp. (c).................          5,495        36,649
OKUMA Corp. (c)...............          3,648        36,306
OSG Corp. (c).................          2,412        27,304
SMC Corp. ....................            120        13,165
Sumitomo Heavy Industries,
  Ltd. .......................          7,795        52,871
Tadano, Ltd. (c)..............          2,780        29,923
The Japan Steel Works, Ltd. ..          4,708        91,713
THK Co., Ltd. ................          2,400        46,639
Toshiba Machine Co., Ltd. ....          2,944        20,107
                                                -----------
                                                  1,821,440
                                                -----------
MARINE -- 1.1%
Kawasaki Kisen Kaisha, Ltd. ..          8,759        82,380
Mitsui OSK Lines, Ltd. .......         12,491       178,283
Nippon Yusen KK...............         16,995       163,690
                                                -----------
                                                    424,353
                                                -----------

SPDR RUSSELL/NOMURA PRIME(TM) JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
MEDIA -- 0.4%
Dentsu, Inc. (c)..............             32   $    67,921
Jupiter Telecommunications
  Co. ........................             48        37,266
Toho Co, Ltd. ................          2,752        56,336
Tokyo Broadcasting System,
  Inc. .......................            200         3,802
                                                -----------
                                                    165,325
                                                -----------
METALS & MINING  -- 3.8%
Daido Steel Co., Ltd. ........          4,199        23,489
Dowa Holdings Co., Ltd. ......          4,767        34,761
JFE Holdings, Inc. ...........          7,347       370,798
Kobe Steel, Ltd. .............         38,645       110,826
Mitsubishi Materials Corp. ...         18,027        77,206
Mitsui Mining & Smelting Co.,
  Ltd. .......................          9,839        29,052
Nippon Steel Corp. ...........         64,755       351,249
Nisshin Steel Co., Ltd. ......         14,951        50,916
OSAKA Titanium Technologies
  Co. ........................            136         7,159
Pacific Metals Co., Ltd. (c)..          2,988        24,551
Sumitomo Metal Industries,
  Ltd. .......................         51,340       226,176
Sumitomo Metal Mining Co.,
  Ltd. .......................          7,575       116,335
Toho Titanium Co., Ltd. (c)...            256         5,035
Tokyo Steel Manufacturing Co.,
  Ltd. .......................          2,444        28,289
Yodogawa Steel Works, Ltd. ...          3,963        20,487
                                                -----------
                                                  1,476,329
                                                -----------
MULTILINE RETAIL -- 0.5%
Isetan Mitsukoshi Holdings,
  Ltd. (a)....................          7,241        77,666
Ryohin Keikaku Co., Ltd. .....            536        28,720
Takashimaya Co., Ltd. (c).....          6,332        57,523
The Daiei, Inc. (a)(c)........          4,252        26,554
                                                -----------
                                                    190,463
                                                -----------
OFFICE ELECTRONICS -- 2.8%
Brother Industries, Ltd. .....          4,132        56,871
Canon, Inc. (c)...............         15,958       821,949
Ricoh Co., Ltd. ..............         10,555       190,777
                                                -----------
                                                  1,069,597
                                                -----------
OIL, GAS & CONSUMABLE FUELS -- 2.0%
Cosmo Oil Co., Ltd. ..........         12,927        46,828
Inpex Holdings, Inc. .........             27       341,304
Nippon Mining Holdings,
  Inc. .......................         15,251        95,674
Nippon Oil Corp. .............         20,430       137,414
Osaka Gas Co., Ltd. ..........         29,150       106,970
TonenGeneral Sekiyu K.K. (c)..          4,547        41,350
                                                -----------
                                                    769,540
                                                -----------
PAPER & FOREST PRODUCTS -- 0.3%
Nippon Paper Group, Inc. .....             16        43,772
OJI Paper Co., Ltd. (c).......         12,839        60,437
Sumitomo Forestry Co., Ltd. ..          2,968        24,499
                                                -----------
                                                    128,708
                                                -----------
PERSONAL PRODUCTS -- 0.5%
Mandom Corp. .................          2,316        58,880
Shiseido Co., Ltd. ...........          5,232       119,936
                                                -----------
                                                    178,816
                                                -----------
PHARMACEUTICALS -- 3.9%
Astellas Pharma, Inc. ........          5,271       223,758
Chugai Pharmaceutical Co.,
  Ltd. (c)....................          3,616        57,956
Daiichi Sankyo Co., Ltd. .....          8,851       244,226
Dainippon Sumitomo Pharma Co.,
  Ltd. (c)....................          2,960        23,986
Eisai Co., Ltd. (c)...........          2,640        93,392
Hisamitsu Pharmaceutical Co.,
  Inc. .......................          1,204        52,474
Kyowa Hakko Kogyo Co., Ltd. ..          6,833        70,132
Ono Pharmaceutical Co.,
  Ltd. .......................            732        40,396
Santen Pharmaceutical Co.,
  Ltd. .......................          1,956        49,174
Shionogi & Co., Ltd. .........          4,496        88,855
Taisho Pharmaceutical Co.,
  Ltd. .......................          1,592        29,571
Takeda Pharmaceutical Co.,
  Ltd. .......................         10,155       517,306
                                                -----------
                                                  1,491,226
                                                -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.3%
Daito Trust Construction Co.,
  Ltd. .......................          1,464        71,125
Heiwa Real Estate Co., Ltd. ..          4,856        24,095
K.K. DaVinci Advisors (a)(c)..             26        17,831
Leopalace21 Corp. ............          2,044        29,309
Mitsubishi Estate Co., Ltd.
  (c).........................         14,111       323,473
Mitsui Fudosan Co., Ltd. .....          8,923       191,078
Sumitomo Realty & Development
  Co., Ltd. ..................          6,843       136,208
Tokyo Tatemono Co., Ltd. (c)..          5,540        35,904
Tokyu Land Corp. .............          8,664        49,284
Urban Corp. (c)...............          2,558         7,505
                                                -----------
                                                    885,812
                                                -----------
ROAD & RAIL -- 3.6%
Central Japan Railway Co. ....             18       198,670
East Japan Railway Co. .......             48       391,680
Keihin Electric Express
  Railway Co., Ltd. (c).......          8,355        51,862
Keisei Electric Railway Co.,
  Ltd. .......................          9,147        46,854
Kintetsu Corp. (c)............         27,038        84,936
Nagoya Railroad Co., Ltd. ....         24,362        68,486
Nankai Electric Railway Co.,
  Ltd. (c)....................         14,111        49,120
Nippon Express Co., Ltd. .....         14,555        69,888
Odakyu Electric Railway Co.,
  Ltd. (c)....................          8,483        55,217
Sagami Railway Co., Ltd. .....         17,254        63,804
Tobu Railway Co., Ltd. (c)....         16,007        75,954
Tokyu Corp. ..................         15,391        80,000
West Japan Railway Co. .......             32       157,276
                                                -----------
                                                  1,393,747
                                                -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 1.2%
Advantest Corp. (c)...........          2,716        57,264
Disco Corp. (c)...............            884        37,443
Elpida Memory, Inc. (a)(c)....          2,176        69,793
Rohm Co., Ltd. ...............            776        44,728
Sanken Electric Co., Ltd. ....          9,404        55,800
Shinko Electric Industries
  Co., Ltd. ..................          1,292        15,979
Sumco Corp. ..................          1,946        43,140
Tokyo Electron, Ltd. .........          2,440       140,869
                                                -----------
                                                    465,016
                                                -----------
SOFTWARE -- 2.4%
Konami Corp. (c)..............          1,692        59,217
Nintendo Co., Ltd. ...........          1,348       761,711
NSD Co., Ltd. ................          1,832        20,825
Square Enix Co., Ltd. ........          1,596        47,276
Trend Micro, Inc. ............            868        28,659
                                                -----------
                                                    917,688
                                                -----------
SPECIALTY RETAIL -- 1.7%
Aoyama Trading Co., Ltd. .....          2,084        38,434
Autobacs Seven Co., Ltd. (c)..          2,780        77,889
Citizen Watch Co., Ltd. (c)...          6,803        51,918
Culture Convenience Club Co.,
  Ltd. .......................          3,332        16,125
Fast Retailing Co., Ltd. (c)..            976        92,623
Hikari Tsushin, Inc. (c)......            384        12,679
J Front Retailing Co., Ltd.
  (c).........................          2,778        14,702

SPDR RUSSELL/NOMURA PRIME(TM) JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Marui Group Co., Ltd. (c).....          5,316   $    41,473
Nitori Co., Ltd. .............          1,110        57,173
Sanrio Co., Ltd. (c)..........          1,248        12,173
Shimachu Co., Ltd. ...........          1,684        41,145
Shimamura Co., Ltd. ..........            532        32,822
USS Co., Ltd. ................            880        58,193
Yamada Denki Co., Ltd. .......          1,300        92,713
                                                -----------
                                                    640,062
                                                -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
Asics Corp. ..................          2,064        22,547
Gunze, Ltd. ..................          8,223        37,157
Nisshinbo Industries, Inc. ...          3,584        42,634
Onward Kashiyama Co., Ltd. ...          1,580        16,619
The Japan Wool Textile Co.,
  Ltd. (c)....................          3,031        25,162
Toyobo Co., Ltd. .............         19,302        38,056
                                                -----------
                                                    182,175
                                                -----------
TOBACCO -- 0.7%
Japan Tobacco, Inc. ..........             66       282,043
                                                -----------
TRADING COMPANIES & DISTRIBUTORS -- 4.7%
Hanwa Co., Ltd. ..............          8,207        50,788
Inaba Denki Sangyo Co.,
  Ltd. .......................          1,956        57,201
Itochu Corp. .................         16,266       173,547
Iwatani International Corp.
  (c).........................         13,451        41,113
Marubeni Corp. ...............         20,402       170,714
Mitsubishi Corp. .............         17,007       561,525
Mitsui & Co., Ltd. ...........         21,202       469,022
Sojitz Corp. .................         13,728        45,844
Sumitomo Corp. ...............         13,675       179,960
Toyota Tsusho Corp. ..........          1,939        45,546
                                                -----------
                                                  1,795,260
                                                -----------
TRANSPORTATION INFRASTRUCTURE -- 0.1%
Kamigumi Co., Ltd. ...........          4,395        33,292
Mitsubishi Logistics Corp. ...            216         2,368
                                                -----------
                                                     35,660
                                                -----------
WIRELESS TELECOMMUNICATION SERVICES -- 2.0%
KDDI Corp. ...................             48       297,043
NTT DoCoMo, Inc. .............            224       329,645
Softbank Corp. (c)............          8,715       147,161
                                                -----------
                                                    773,849
                                                -----------
TOTAL COMMON STOCKS -- (Cost
  $40,475,886)................                   37,871,094
                                                -----------
PREFERRED STOCKS -- 0.1%
JAPAN -- 0.1%
BEVERAGES -- 0.1%
Ito En, Ltd.
  (Cost $63,998)..............          2,800        29,847
                                                -----------
SHORT TERM INVESTMENTS -- 10.6%
UNITED STATES -- 10.6%
MONEY MARKET FUNDS -- 10.6%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e)............      4,014,373     4,014,373
STIC Prime Portfolio..........         47,096        47,096
                                                -----------
TOTAL SHORT TERM INVESTMENTS
  -- (Cost $4,061,469)........                    4,061,469
                                                -----------
TOTAL INVESTMENTS -- 109.2%
  (Cost $44,601,353)..........                   41,962,410
OTHER ASSETS AND
  LIABILITIES -- (9.2)%.......                   (3,528,757)
                                                -----------
NET ASSETS -- 100.0%..........                  $38,433,653
                                                ===========




  (a) Non-income producing security.

  (b) Amount represents less than 0.05% of net assets.

  (c) Security, or portion thereof, was on loan at June 30, 2008.

  (d) Affiliated Fund managed by SSgA Funds Management, Inc.

  (e) Investments of cash collateral for securities loaned.

SPDR RUSSELL/NOMURA SMALL CAP(TM) JAPAN ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 98.7%
JAPAN -- 98.7%
AUTO COMPONENTS -- 4.1%
Ahresty Corp. ..............             700   $      8,684
FCC Co., Ltd. (c)...........          17,513        269,952
Futaba Industrial Co., Ltd.
  (c).......................          18,794        435,256
Kayaba Industry Co., Ltd.
  (c).......................          63,902        277,900
Keihin Corp. (c)............          13,641        207,050
Musashi Seimitsu Industry
  Co., Ltd. ................          12,152        279,139
NHK Spring Co., Ltd. .......          35,000        279,326
Nippon Seiki Co., Ltd. (c)..           9,939        133,326
Nissin Kogyo Co., Ltd. (c)..          17,534        266,471
Press Kogyo Co., Ltd. ......          50,569        228,027
Showa Corp. ................          22,039        155,721
Takata Corp. ...............           7,400        145,899
Tokai Rika Co., Ltd. .......          11,200        231,914
Topre Corp. ................          25,034        226,712
Toyo Tire & Rubber Co., Ltd.
  (c).......................          85,372        272,211
Toyoda Gosei Co., Ltd. .....           5,198        152,010
Toyota Boshoku Corp. .......          10,700        287,170
                                               ------------
                                                  3,856,768
                                               ------------
AUTOMOBILES -- 0.4%
Daihatsu Motor Co., Ltd.
  (c).......................          32,000        367,077
                                               ------------
BEVERAGES -- 1.2%
Ito En, Ltd. (c)............          13,400        211,356
Mikuni Coca-Cola Bottling
  Co., Ltd. (c).............          39,145        391,062
Takara Holdings, Inc. (c)...          83,937        527,353
                                               ------------
                                                  1,129,771
                                               ------------
BIOTECHNOLOGY -- 0.1%
AnGes MG, Inc. (a)(c).......              38        119,013
                                               ------------
BUILDING PRODUCTS -- 2.8%
Aica Kogyo Co., Ltd. .......          39,519        348,944
Bunka Shutter Co., Ltd. ....          86,577        347,925
Central Glass Co., Ltd. ....          88,309        360,717
Nichias Corp. (a) (c).......           2,000          6,151
Nitto Boseki Co., Ltd. (c)..          89,020        209,103
Noritz Corp. (c)............          25,865        317,685
Sankyo-Tateyama Holdings,
  Inc. .....................         174,467        205,730
Sanwa Shutter Corp. (c).....          87,910        333,379
Sekisui Jushi Corp. ........          56,938        460,316
                                               ------------
                                                  2,589,950
                                               ------------
CAPITAL MARKETS -- 2.3%
Asset Managers Co., Ltd.
  (c).......................             116         37,206
JAFCO Co., Ltd. ............           8,000        273,949
Japan Asia Investment Co.,
  Ltd. .....................          39,188        164,138
Mito Securities Co., Ltd. ..          88,129        272,688
Monex Beans Holdings, Inc.
  (c).......................             396        269,716
Okasan Holdings, Inc. (c)...          45,447        235,799
SBI E*trade Securities Co.,
  Ltd. (c)..................             382        299,099
Tokai Tokyo Securities Co.,
  Ltd. .....................          94,721        344,018
Toyo Securities Co., Ltd. ..          62,457        206,805
                                               ------------
                                                  2,103,418
                                               ------------
CHEMICALS -- 5.4%
ADEKA Corp. ................          43,913        360,815
Air Water, Inc. ............          44,390        523,442
Asahi Organic Chemicals
  Industry Co., Ltd. .......         130,540        402,685
C. Uyemura & Co., Ltd. .....           4,276        181,520
Fujikura Kasei Co., Ltd. ...          31,238        291,443
Fujimi, Inc. ...............              73          1,105
Ishihara Sangyo Kaisha, Ltd.
  (a)(c)....................         176,811        281,883
Kansai Paint Co., Ltd. .....          47,000        325,881
Lintec Corp. (c)............          17,708        308,205
Nifco, Inc. ................          21,979        519,385
Nihon Parkerizing Co.,
  Ltd. .....................             401          6,537
Nippon Soda Co., Ltd. ......          45,065        142,841
Nippon Valqua Industries,
  Ltd. .....................          88,025        277,349
NOF Corp. ..................          86,731        413,998
Okamoto Industries, Inc.
  (c).......................         131,841        468,884
SK Kaken Co., Ltd. .........             780         20,640
Sumitomo Bakelite Co., Ltd.
  (c).......................          46,000        251,252
Tokai Carbon Co., Ltd. (c)..          22,542        229,875
                                               ------------
                                                  5,007,740
                                               ------------
COMMERCIAL BANKS -- 8.5%
Bank of the Ryukyus, Ltd. ..          17,681        172,799
Kansai Urban Banking Corp.
  (c).......................          55,000        138,531
Kiyo Holdings, Inc. ........         263,754        422,982
The 77 Bank, Ltd. ..........          50,000        314,608
The Aichi Bank, Ltd. .......           4,249        347,119
The Awa Bank, Ltd. .........          44,000        244,064
The Bank of Iwate, Ltd. ....           4,456        266,927
The Bank of Nagoya, Ltd. ...          43,000        268,940
The Biwako Bank, Ltd. ......         130,049        225,735
The Daishi Bank, Ltd. ......          52,000        231,536
The Fukushima Bank, Ltd. ...         175,478        150,639
The Higo Bank, Ltd. ........          43,000        259,610
The Hokkoku Bank, Ltd. .....          44,000        173,086
The Hyakujushi Bank, Ltd. ..          50,000        284,892
The Juroku Bank, Ltd. ......          58,000        285,062
The Kagoshima Bank, Ltd. ...          43,000        326,136
The Keiyo Bank, Ltd. .......          51,000        307,910
The Musashino Bank, Ltd. ...           6,100        247,441
The Nagano Bank, Ltd. ......         130,534        339,865
The Nanto Bank, Ltd. .......          45,000        224,989
The Nishi-Nippon City Bank,
  Ltd. .....................         149,000        444,168
The Ogaki Kyoritsu Bank,
  Ltd. .....................          49,000        277,808
The San-In Godo Bank,
  Ltd. .....................          43,000        376,435
The Shiga Bank, Ltd. (c)....          43,000        285,571
The Shikoku Bank, Ltd. .....          44,000        185,123
The Taiko Bank, Ltd. .......          84,000        224,254
The Tochigi Bank, Ltd. .....          43,846        276,300
The Tokushima Bank, Ltd. ...          44,305        220,261
The Tokyo Tomin Bank, Ltd.
  (c).......................           8,905        172,631
Tomato Bank, Ltd. ..........         132,872        266,985
                                               ------------
                                                  7,962,407
                                               ------------
COMMERCIAL SERVICES & SUPPLIES -- 3.2%
Arrk Corp. (a)..............           6,500         16,924
Daiseki Co., Ltd. (c).......          11,993        382,400
en-japan, Inc. (c)..........              44         74,298
Meitec Corp. ...............          15,544        441,370
Moshi Moshi Hotline, Inc.
  (c).......................          13,172        334,876
Nippon Kanzai Co., Ltd. ....          13,752        365,838
Nissha Printing Co., Ltd. ..           8,842        509,642
Okamura Corp. ..............          37,884        279,113
Oyo Corp. ..................          32,260        387,711
Park24 Co., Ltd. (c)........          30,785        186,734
                                               ------------
                                                  2,978,906
                                               ------------
COMMUNICATIONS EQUIPMENT -- 1.1%
Aiphone Co., Ltd. (c).......          19,506        311,713
Denki Kogyo Co., Ltd. ......          44,303        266,224

SPDR RUSSELL/NOMURA SMALL CAP(TM) JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Epson Toyocom Corp. ........          44,705   $    148,447
Hitachi Kokusai Electric,
  Inc. .....................          35,634        318,338
                                               ------------
                                                  1,044,722
                                               ------------
COMPUTERS & PERIPHERALS -- 0.3%
Mitsumi Electric Co.,
  Ltd. .....................              57          1,271
Wacom Co., Ltd. (c).........             129        307,882
                                               ------------
                                                    309,153
                                               ------------
CONSTRUCTION & ENGINEERING -- 2.3%
Chugai Ro Co., Ltd. (c).....          74,522        368,374
Daimei Telecom Engineering
  Corp. ....................             229          2,162
Kyowa Exeo Corp. ...........          43,676        405,838
Kyudenko Corp. .............          74,657        518,349
Maeda Corp. (c).............          89,158        306,992
Penta-Ocean Construction
  Co., Ltd. (a).............         117,889        190,171
Sanki Engineering Co.,
  Ltd. .....................          45,196        368,799
Tokyu Construction Co.,
  Ltd. .....................               2              7
                                               ------------
                                                  2,160,692
                                               ------------
CONSUMER FINANCE -- 1.5%
Acom Co., Ltd. .............          16,800        521,409
Aeon Credit Service Co.,
  Ltd. .....................          19,500        244,842
Aiful Corp. (c).............          17,700        205,377
Mitsubishi UFJ NICOS Co.,
  Ltd. (a)(c)...............          88,000        291,382
NIS Group Co., Ltd. (a).....              40             60
OMC Card, Inc. (a)..........              62            198
Orient Corp. (a)(c).........          87,500        140,324
                                               ------------
                                                  1,403,592
                                               ------------
CONTAINERS & PACKAGING -- 0.8%
Fuji Seal International,
  Inc. (c)..................          17,570        294,035
Rengo Co., Ltd. (c).........          63,063        439,635
                                               ------------
                                                    733,670
                                               ------------
DISTRIBUTORS -- 0.7%
Canon Marketing Japan, Inc.
  (c).......................          14,600        257,278
Yokohama Reito Co., Ltd. ...          54,580        396,974
                                               ------------
                                                    654,252
                                               ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.4%
Diamond Lease Co., Ltd. ....           9,349        406,574
Fintech Global, Inc. .......             124         11,113
Japan Securities Finance
  Co., Ltd. ................          35,119        299,491
Osaka Securities Exchange
  Co., Ltd. ................              61        257,224
Privee Fund Group Co., Ltd.
  (a).......................          45,175          8,097
Ricoh Leasing Co., Ltd.
  (c).......................          12,967        283,181
Secured Capital Japan Co.,
  Ltd. (c)..................              13         22,197
Sparx Group Co., Ltd. ......             149         51,585
                                               ------------
                                                  1,339,462
                                               ------------
ELECTRICAL EQUIPMENT -- 1.9%
Daihen Corp. (c)............          55,971        256,610
GS Yuasa Corp. (c)..........         133,287        638,741
Japan Cash Machine Co., Ltd.
  (c).......................          26,424        195,429
Shinko Electric Co., Ltd.
  (c).......................          87,826        274,236
Sumitomo Electric
  Industries, Ltd. .........              31            394
SWCC Showa Holdings Co.,
  Ltd. .....................         264,075        386,129
                                               ------------
                                                  1,751,539
                                               ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.2%
Arisawa Manufacturing Co.,
  Ltd. (c)..................          17,672        114,362
Enplas Corp. ...............          19,589        226,372
ESPEC Corp. ................              31            319
Hakuto Co., Ltd. (c)........          27,011        248,439
Hamamatsu Photonics K.K.....          12,400        322,268
Horiba, Ltd. (c)............          12,465        331,012
Hosiden Corp. (c)...........          20,595        439,080
Japan Aviation Electronics
  Industry, Ltd. (c)........          24,971        218,839
Koa Corp. (c)...............          21,991        157,871
Nidec Sankyo Corp. (c)......          29,917        190,218
Nihon Dempa Kogyo Co., Ltd.
  (c).......................           6,495        137,553
Nippon Ceramic Co., Ltd.
  (c).......................          16,823        195,201
Nippon Chemi-Con Corp. .....          44,432        161,373
Ryoyo Electro Corp. (c).....          20,604        206,808
Star Micronics Co., Ltd. ...          15,869        250,000
Toko, Inc. (a)..............         120,739        216,409
Yamatake Corp. .............          20,048        523,871
                                               ------------
                                                  3,939,995
                                               ------------
FOOD & STAPLES RETAILING -- 2.8%
Cawachi, Ltd. ..............          13,335        339,020
Circle K Sunkus Co., Ltd. ..          30,698        540,375
FamilyMart Co., Ltd. .......          11,200        458,545
Izumiya Co., Ltd. ..........          44,933        267,890
Ministop Co., Ltd. .........          20,794        446,265
Sugi Pharmacy Co., Ltd. ....           7,200        188,142
UNY Co., Ltd. ..............          40,000        394,698
                                               ------------
                                                  2,634,935
                                               ------------
FOOD PRODUCTS -- 5.0%
Ariake Japan Co., Ltd. (c)..          15,764        242,249
Fujicco Co., Ltd. ..........          43,657        481,440
Hokuto Corp. ...............          28,021        679,345
Kagome Co., Ltd. (c)........          30,767        443,778
Marudai Food Co., Ltd. .....         130,417        286,658
Mitsui Sugar Co., Ltd. (c)..          66,497        245,275
Nakamuraya Co., Ltd. .......          78,952        335,158
Nippon Suisan Kaisha, Ltd.
  (c).......................          77,375        394,886
Nosan Corp. (c).............         124,463        315,839
Riken Vitamin Co., Ltd. ....          10,880        314,068
Snow Brand Milk Products
  Co., Ltd. (c).............         132,255        477,842
Toyo Suisan Kaisha, Ltd. ...          18,000        407,528
                                               ------------
                                                  4,624,066
                                               ------------
GAS UTILITIES -- 0.3%
Shizuoka Gas Co., Ltd. .....          65,319        281,598
                                               ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.8%
Asahi Intecc Co., Ltd. .....           7,840         52,437
Fukuda Denshi Co., Ltd. ....          10,286        263,930
Miraca Holdings, Inc. ......          13,300        319,310
Nakanishi, Inc. ............           2,247        242,495
Paramount Bed Co., Ltd.
  (c).......................          18,910        280,069
Sysmex Corp. ...............           8,905        351,143
Topcon Corp. (c)............          15,919        151,073
                                               ------------
                                                  1,660,457
                                               ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.5%
Alfresa Holdings Corp. .....           6,000        429,036
                                               ------------
HOTELS, RESTAURANTS & LEISURE -- 2.1%
DOUTOR NICHIRES Holdings
  Co., Ltd. ................          23,775        362,888
McDonald's Holdings Co.
  (Japan), Ltd. ............          24,800        377,363
MOS Food Services, Inc.
  (c).......................          34,314        420,812
Nissin Healthcare Food
  Service Co., Ltd. ........          22,708        250,633
Round One Corp. ............             102        113,542

SPDR RUSSELL/NOMURA SMALL CAP(TM) JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Tokyo Dome Corp. (c)........          61,085   $    287,547
Zensho Co., Ltd. (c)........          30,746        165,035
                                               ------------
                                                  1,977,820
                                               ------------
HOUSEHOLD DURABLES -- 2.2%
Clarion Co., Ltd. ..........          71,472        134,847
Daikyo, Inc. (c)............          87,352        141,734
France Bed Holdings Co.,
  Ltd. .....................         174,734        262,089
Goldcrest Co., Ltd. (c).....           6,589        124,066
Juki Corp. (c)..............          43,450        124,606
Kenwood Corp. (c)...........         176,915        191,927
Misawa Homes Holdings, Inc.
  (a).......................           9,166         46,001
Rinnai Corp. ...............          13,251        507,514
The Japan General Estate
  Co., Ltd. (c).............          10,223         68,568
TOTO, Ltd. (c)..............          60,000        423,376
                                               ------------
                                                  2,024,728
                                               ------------
INDUSTRIAL CONGLOMERATES -- 0.3%
Katakura Industries Co.,
  Ltd. (c)..................          19,780        312,173
                                               ------------
INSURANCE -- 0.3%
Nissay Dowa General
  Insurance Co., Ltd. ......          44,000        244,894
                                               ------------
INTERNET & CATALOG RETAIL -- 0.2%
Senshukai Co., Ltd. (c).....          33,024        232,715
                                               ------------
INTERNET SOFTWARE & SERVICES -- 1.1%
Access Co., Ltd. (a)(c).....              61        109,335
DeNA Co., Ltd. .............              58        342,512
eAccess, Ltd. (c)...........             508        261,656
GMO internet, Inc. (a)......              93            383
Index Holdings (c)..........              14          2,047
Kakaku.com, Inc. (c)........              84        250,403
mixi, Inc. (a)(c)...........              12         75,619
So-net Entertainment
  Corp. ....................               7         25,093
Telewave, Inc. .............               9          2,016
                                               ------------
                                                  1,069,064
                                               ------------
IT SERVICES -- 1.8%
INES Corp. (a)(c)...........          44,260        256,779
IT Holdings Corp. (a)(c)....          16,337        329,036
Itochu Techno-Solutions
  Corp. (c).................           9,700        315,693
Obic Co., Ltd. .............           2,191        368,525
Otsuka Corp. ...............           4,000        276,591
Trans Cosmos, Inc. (c)......          17,567        160,913
                                               ------------
                                                  1,707,537
                                               ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Aruze Corp. ................           5,200        154,521
Mars Engineering Corp. .....              58            854
Roland Corp. ...............          11,176        236,688
                                               ------------
                                                    392,063
                                               ------------
LIFE SCIENCES, TOOLS & SERVICES -- 0.0% (B)
Soiken Holdings, Inc. ......              10          3,066
                                               ------------
MACHINERY -- 6.5%
Amano Corp. (c).............          31,232        301,699
Asahi Diamond Industrial
  Co., Ltd. ................          43,942        315,870
CKD Corp. (c)...............          26,505        164,773
Daifuku Co., Ltd. ..........          22,681        223,590
Fuji Machine Manufacturing
  Co., Ltd. ................          11,971        239,409
Furukawa Co., Ltd. .........         131,280        226,633
Glory, Ltd. ................           6,787        159,743
Hitachi Zosen Corp. (a)(c)..         276,226        312,694
Kitz Corp. (c)..............          43,502        222,835
Komori Corp. ...............              40            730
Kyokuto Kaihatsu Kogyo Co.,
  Ltd. .....................          43,340        265,343
Makino Milling Machine Co.,
  Ltd. (c)..................          42,739        269,727
Nabtesco Corp. .............          33,052        506,358
Nachi-Fujikoshi Corp. ......          82,418        321,104
Namura Shipbuilding Co.,
  Ltd. .....................           2,800         18,622
Nippon Sharyo, Ltd. ........         131,970        317,460
Nippon Thompson Co., Ltd. ..          43,511        278,293
OKUMA Corp. (c).............          19,192        191,006
Ryobi, Ltd. (c).............          44,723        162,430
Shima Seiki Manufacturing,
  Ltd. (c)..................           6,100        166,303
Sintokogio, Ltd. ...........          21,919        214,837
Tadano, Ltd. (c)............          40,913        440,373
Takeuchi Manufacturing Co.,
  Ltd. .....................             700         17,202
Tocalo Co., Ltd. ...........              36            571
Toshiba Machine Co., Ltd. ..          44,009        300,575
Tsubakimoto Chain Co. ......          45,124        263,069
Union Tool Co. (c)..........           4,532        132,106
                                               ------------
                                                  6,033,355
                                               ------------
MARINE -- 0.4%
Daiichi Chuo Kisen Kaisha
  (c).......................           6,000         40,696
Iino Kaiun Kaisha, Ltd.
  (c).......................          34,806        317,836
                                               ------------
                                                    358,532
                                               ------------
MEDIA -- 2.1%
Avex Group Holdings, Inc. ..          17,492        195,868
Daiichikosho Co., Ltd. .....          17,881        180,320
Jupiter Telecommunications
  Co. ......................             674        523,279
Kadokawa Group Holdings,
  Inc. (c)..................           8,887        207,074
Shochiku Co., Ltd. (c)......          44,243        280,053
Sky Perfect JSAT Corp. (c)..           1,006        410,448
Usen Corp. .................           2,310          9,458
Zenrin Co., Ltd. (c)........           8,824        145,256
                                               ------------
                                                  1,951,756
                                               ------------
METALS & MINING -- 3.9%
Godo Steel, Ltd. ...........             440          1,316
Hitachi Metals Ltd. (c).....          26,000        427,753
Maruichi Steel Tube Ltd.
  (c).......................          14,100        441,602
Nakayama Steel Works,
  Ltd. .....................          89,212        246,584
Nippon Yakin Kogyo Co., Ltd.
  (c).......................          32,500        218,292
OSAKA Titanium Technologies
  Co. (c)...................           4,500        236,876
Pacific Metals Co., Ltd. ...             759          6,236
Sanyo Special Steel Co.,
  Ltd. .....................          44,750        240,626
Sumitomo Light Metal
  Industries, Ltd. .........         176,135        214,343
Toho Zinc Co., Ltd. ........          42,796        194,995
Tokyo Rope Manufacturing
  Co., Ltd. (c).............         161,654        439,190
Tokyo Steel Manufacturing
  Co., Ltd. ................          28,500        329,885
Yamato Kogyo Co., Ltd. .....          13,948        665,788
                                               ------------
                                                  3,663,486
                                               ------------
MULTILINE RETAIL -- 1.6%
Don Quijote Co., Ltd. (c)...          12,600        230,950
H2O Retailing Corp. (c).....          45,107        313,181
Matsuya Co., Ltd. (c).......          15,708        294,733
Parco Co., Ltd. (c).........          26,325        328,550
Ryohin Keikaku Co., Ltd. ...           5,800        310,778
                                               ------------
                                                  1,478,192
                                               ------------
OFFICE ELECTRONICS -- 0.2%
Riso Kagaku Corp. ..........          15,647        220,376
                                               ------------

SPDR RUSSELL/NOMURA SMALL CAP(TM) JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
OIL, GAS & CONSUMABLE FUELS -- 0.9%
Itochu Enex Co, Ltd. .......          48,204   $    315,585
Japan Petroleum Exploration
  Co. (c)...................           7,125        509,481
                                               ------------
                                                    825,066
                                               ------------
PERSONAL PRODUCTS -- 1.1%
Aderans Holdings Co., Ltd.
  (c).......................          19,704        381,050
Mandom Corp. ...............          17,645        448,595
Milbon Co., Ltd. (c)........           8,908        176,891
                                               ------------
                                                  1,006,536
                                               ------------
PHARMACEUTICALS -- 3.5%
Hisamitsu Pharmaceutical
  Co., Inc. ................          16,200        706,042
Kaken Pharmaceutical Co.,
  Ltd. .....................          44,428        370,914
Mochida Pharmaceutical Co.,
  Ltd. .....................          44,483        487,192
Nichi-iko Pharmaceutical
  Co., Ltd. (c).............          11,165        282,798
Rohto Pharmaceutical Co.,
  Ltd. .....................          34,493        394,699
Santen Pharmaceutical Co.,
  Ltd. .....................          14,700        369,563
Torii Pharmaceutical Co.,
  Ltd. .....................          21,300        322,298
Tsumura & Co. ..............          14,600        376,690
                                               ------------
                                                  3,310,196
                                               ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.9%
Aeon Mall Co., Ltd. (c).....           7,589        224,796
Ardepro Co., Ltd. (c).......              48          2,255
Arealink Co., Ltd. .........              16          1,298
Cosmos Initia Co., Ltd.
  (c).......................          14,096         32,978
Creed Corp. (c).............              82         68,691
Daibiru Corp. ..............          25,426        282,791
Heiwa Real Estate Co.,
  Ltd. .....................          63,255        313,873
Joint Corp. (c).............           8,818         44,254
K.K. DaVinci Advisors
  (a)(c)....................             295        202,316
Kenedix, Inc. ..............             153        187,633
Nomura Real Estate Holdings,
  Inc. .....................          12,400        262,025
Pacific Management Corp.
  (c).......................             152         65,099
Shoei Co., Ltd. ............          10,198        119,676
Suruga Corp. (c)............          10,689          6,958
                                               ------------
                                                  1,814,643
                                               ------------
ROAD & RAIL -- 1.7%
Nankai Electric Railway Co.,
  Ltd. (c)..................         159,000        553,474
Sagami Railway Co., Ltd. ...         159,363        589,315
Sankyu, Inc. ...............          83,830        423,084
                                               ------------
                                                  1,565,873
                                               ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 1.4%
Disco Corp. (c).............           7,419        314,243
NEC Electronics Corp.
  (a)(c)....................           8,300        207,099
Shinko Electric Industries
  Co., Ltd. ................          14,600        180,563
Sumco Corp. (c).............           5,661        125,497
Tokyo Seimitsu Co., Ltd.
  (c).......................           8,800        142,703
Ulvac, Inc. (c).............           8,502        298,358
                                               ------------
                                                  1,268,463
                                               ------------
SOFTWARE -- 1.9%
Capcom Co., Ltd. (c)........          16,034        468,897
DTS Corp. ..................          17,732        324,514
Fuji Soft, Inc. (c).........          17,474        308,418
NSD Co., Ltd. ..............          17,678        200,952
Square Enix Co., Ltd. ......          16,700        494,675
                                               ------------
                                                  1,797,456
                                               ------------
SPECIALTY RETAIL -- 3.9%
Aoyama Trading Co., Ltd. ...          14,800        272,949
Autobacs Seven Co., Ltd.
  (c).......................          13,188        369,496
Chiyoda Co., Ltd. (c).......          17,513        257,231
Culture Convenience Club
  Co., Ltd. ................          43,528        210,649
EDION Corp. (c).............          26,250        219,152
Gulliver International Co.,
  Ltd. (c)..................           3,523         93,388
Honeys Co., Ltd. (c)........           9,042         84,530
J Front Retailing Co., Ltd.
  (c).......................          28,172        149,092
K's Holdings Corp. (c)......          13,302        220,477
Nishimatsuya Chain Co., Ltd.
  (c).......................          17,666        158,320
Nitori Co., Ltd. ...........           6,450        332,220
Point, Inc. ................           5,541        158,904
Right On Co., Ltd. .........              40            430
Sanrio Co., Ltd. (c)........          17,705        172,699
Shimachu Co., Ltd. .........          10,400        254,101
United Arrows, Ltd. (c).....          17,729        116,738
USS Co., Ltd. ..............           5,130        339,242
Xebio Co., Ltd. ............          11,261        247,518
                                               ------------
                                                  3,657,136
                                               ------------
TEXTILES, APPAREL & LUXURY GOODS -- 2.6%
Atsugi Co., Ltd. (c)........         306,470        422,099
Daidoh, Ltd. ...............          26,511        259,595
Daiwabo Co., Ltd. ..........             635          1,366
Gunze, Ltd. ................          88,348        399,214
Sanyo Shokai, Ltd. (c)......          44,516        230,968
Seiko Corp. ................          43,649        195,588
The Japan Wool Textile Co.,
  Ltd. (c)..................          45,170        374,979
Toyobo Co., Ltd. ...........         160,000        315,457
Unitika, Ltd. ..............         264,084        271,545
                                               ------------
                                                  2,470,811
                                               ------------
TRADING COMPANIES & DISTRIBUTORS -- 2.8%
Hanwa Co., Ltd. ............         129,032        798,500
Inaba Denki Sangyo Co.,
  Ltd. .....................          14,063        411,257
Inabata & Co., Ltd. ........          52,775        261,373
Iwatani International Corp.
  (c).......................         136,422        416,968
MISUMI Group, Inc. (c)......          22,033        410,501
Okaya & Co., Ltd. ..........          22,105        281,513
                                               ------------
                                                  2,580,112
                                               ------------
TRANSPORTATION INFRASTRUCTURE -- 1.3%
Japan Airport Terminal Co.,
  Ltd. (c)..................          19,648        309,534
Mitsubishi Logistics
  Corp. ....................          22,000        241,158
Mitsui-Soko Co., Ltd. (c)...          59,686        287,718
The Sumitomo Warehouse Co.,
  Ltd. (c)..................          72,563        344,316
                                               ------------
                                                  1,182,726
                                               ------------
TOTAL COMMON STOCKS -- (Cost
  $108,476,024).............                     92,230,994
                                               ------------

SPDR RUSSELL/NOMURA SMALL CAP(TM) JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
SHORT TERM INVESTMENTS -- 17.4%
UNITED STATES -- 17.4%
MONEY MARKET FUNDS -- 17.4%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e)..........      15,948,104   $ 15,948,104
STIC Prime Portfolio........         269,188        269,188
                                               ------------
TOTAL SHORT TERM INVESTMENTS
  -- (Cost $16,253,292).....                     16,253,292
                                               ------------
TOTAL INVESTMENTS -- 116.1%
  (Cost $124,729,346).......                    108,484,316
OTHER ASSETS AND
  LIABILITIES -- (16.1)%....                    (15,077,502)
                                               ------------
NET ASSETS -- 100.0%........                   $ 93,406,814
                                               ============




  (a) Non-income producing security.

  (b) Amount shown represents less than 0.05% of net assets.

  (c) Security, or portion thereof, was on loan at June 30, 2008.

  (d) Affiliated Fund managed by SSgA Funds Management, Inc.

  (e) Investments of cash collateral for securities loaned.

SECURITIES VALUATION

The value of each Fund's portfolio securities, including exchange-traded futures contracts, is generally based on the securities' last sale price on local markets when available. Investments in open-end investment companies are valued at their net asset value each business day. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees (the "Board") believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund's portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As a result, the Funds will adopt SFAS 157 on October 1, 2008. At this time, management is evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact, if any, the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

TRANSACTIONS WITH AFFILIATES

Each Fund invests its cash collateral for securities lending, if any, in the shares of the State Street Navigator Securities Lending Prime Portfolio, an affiliated fund managed by SSgA Funds management, Inc., each Fund's investment adviser. Amounts relating to these investments at June 30, 2008 and for the period then ended are:

                                                                  Shares Purchased    Shares Sold                     Income Earned
                                              Number of shares      for the Nine      for the Nine      Number of      for the Nine
Security                                         held at            Months Ended      Months Ended     Shares Held     Months Ended
Description                                     9/30/2007            6/30/08             6/30/08        at 6/30/08       6/30/08
------------                                  ------------------  ----------------   --------------   -------------   -------------
DJ STOXX 50 ETF                                            -        25,283,018        24,363,537           919,481       $   73,426
DJ EURO STOXX 50 ETF                                       -       162,063,090       153,719,838         8,343,252          630,692
SPDR S&P Emerging Asia Pacific ETF                         -        17,646,469        12,500,234         5,146,235           10,097
SPDR S&P China ETF                                         -        19,098,072        14,946,948         4,151,124           11,539
SPDR S&P Emerging Markets ETF                              -        11,927,043         7,962,419         3,964,624            9,010
SPDR S&P BRIC 40 ETF                                       -       122,585,916        97,476,450        25,109,466           47,088
SPDR S&P Emerging Europe ETF                               -        21,468,744        18,408,735         3,060,009           22,716
SPDR S&P Emerging Latin America ETF                        -        76,749,735        54,892,749        21,856,986           40,663
SPDR S&P Emerging Middle East & Africa ETF                 -        10,156,343         7,859,549         2,296,794            2,968
SPDR S&P World ex-US ETF                                   -         7,821,346         6,193,812         1,627,534           12,755
SPDR S&P International Small Cap ETF                       -        52,498,451        12,198,461        40,299,990          208,811
SPDR S&P International Dividend ETF                        -         4,496,225         1,375,768         3,120,457            6,456
SPDR DJ Wilshire International Real
 Estate ETF                                                -       185,300,465        90,940,967        94,359,498          445,341
SPDR FTSE/Macquarie Global Infrastructure
 100 ETF                                                   -        78,135,427        62,010,100        16,125,327           60,611
SPDR MSCI ACWI ex-US ETF                                   -        57,552,869        32,957,031        24,595,838          150,984
SPDR Russell/Nomura PRIME Japan ETF                        -         6,071,471         2,057,098         4,014,373            7,559
SPDR Russell/Nomura Small Cap Japan ETF                    -        22,465,438         6,517,334        15,948,104           73,121

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at June 30, 2008 were as follows:

                                                                                GROSS               GROSS            NET UNREALIZED
                                                         IDENTIFIED           UNREALIZED          UNREALIZED          APPRECIATION
                                                            COST             APPRECIATION        DEPRECIATION        (DEPRECIATION)
                                                       --------------       -------------       -------------       ---------------
DJ STOXX 50 ETF                                           121,827,138           6,992,140          20,662,060         (13,669,920)
DJ EURO STOXX 50 ETF                                      388,563,498           8,951,807          57,998,678         (49,046,871)
SPDR S&P Emerging Asia Pacific ETF                        151,387,333           3,366,751          22,533,067         (19,166,316)
SPDR S&P China ETF                                        177,916,854           3,822,259          29,879,065         (26,056,806)
SPDR S&P Emerging Markets ETF                              56,631,667           6,537,572           4,521,419           2,016,153
SPDR S&P BRIC 40 ETF                                      348,475,859          27,904,089          33,505,438          (5,601,349)
SPDR S&P Emerging Europe ETF                              129,565,941          10,157,434           8,906,044           1,251,390
SPDR S&P Emerging Latin America ETF                       147,492,645          20,480,748           5,079,869          15,400,879
SPDR S&P Emerging Middle East & Africa ETF                187,321,887          11,591,440          20,711,188          (9,119,748)
SPDR S&P World ex-US ETF                                   26,833,898           1,294,674           3,123,425          (1,828,751)
SPDR S&P International Small Cap ETF                      419,998,095          18,969,320          63,217,326         (44,248,006)
SPDR S&P International Dividend ETF                        39,503,222           1,413,956           5,733,464          (4,319,508)
SPDR S&P International Mid Cap ETF                          7,111,600             160,395             665,818            (505,423)
SPDR S&P Emerging Markets Small Cap ETF                     5,064,359              61,837             845,572            (783,735)
SPDR DJ Wilshire Global Real Estate ETF                     4,961,562               4,243             651,489            (647,246)
SPDR DJ Wilshire International Real Estate ETF          1,393,466,607           3,031,771         308,415,363        (305,383,592)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF         107,429,909           5,182,651           5,211,935             (29,284)
SPDR MSCI ACWI ex-US ETF                                  383,032,373          13,385,222          44,425,808         (31,040,586)
SPDR Russell/Nomura PRIME Japan ETF                        44,601,353           3,061,936           5,700,879          (2,638,943)
SPDR Russell/Nomura Small Cap Japan ETF                   124,729,346           4,315,924          20,560,954         (16,245,030)

Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Fund's website at www.spdretfs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR(R) Index Shares Funds

By:  /s/ James E. Ross
     --------------------------
     James E. Ross
     President

By:  /s/ Gary L. French
     --------------------------
     Gary L. French
     Treasurer

Date: August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ James E. Ross
     ---------------------------
     James E. Ross
     President

By:  /s/ Gary L. French
     ---------------------------
     Gary L. French
     Treasurer

Date: August 20, 2008